Vanguard High-Yield Tax-Exempt Fund

Schedule of Investments (unaudited)
As of July 31, 2019

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (95.4%)
Alabama (1.2%)
Alabama Port Authority Docks Facilities
Revenue	6.000%	10/1/20 (Prere.)	3,000	3,171
Birmingham AL GO	5.000%	3/1/37	2,500	2,766
Birmingham AL GO	5.000%	3/1/40	3,000	3,420
Birmingham AL GO	5.000%	3/1/45	4,000	4,533
Black Belt Energy Gas District Alabama Gas
Prepay Revenue (Project No. 4) PUT	4.000%	12/1/25	19,490	21,774
Black Belt Energy Gas District Alabama Gas
Supply Revenue PUT	4.000%	7/1/22	3,000	3,203
Houston County AL Health Care Authority
Revenue	5.000%	10/1/30	6,785	7,839
Jefferson County AL Revenue	5.000%	9/15/26	3,200	3,905
Jefferson County AL Revenue	5.000%	9/15/31	7,500	9,032
Jefferson County AL Revenue	5.000%	9/15/35	2,750	3,267
Jefferson County AL Sewer Revenue	6.000%	10/1/42	3,750	4,436
Jefferson County AL Sewer Revenue	7.000%	10/1/51	34,230	41,749
Jefferson County AL Sewer Revenue	6.500%	10/1/53	24,250	29,058
1 Jefferson County AL Sewer Revenue, 6.500%
coupon rate effective 10/1/2023	0.000%	10/1/38 (4)	7,500	7,231
Montgomery AL Higher Education Building
Authority Revenue (Faulkner University)	5.000%	10/1/36	2,820	3,140
Selma AL Industrial Development Board
Revenue (International Paper Co. Project)	5.375%	12/1/35	4,000	4,324
Southeast Alabama Gas Supply District
Revenue PUT	4.000%	4/1/24	1,105	1,203
Tuscaloosa County AL Industrial Development
Authority Gulf Opportunity Zone Revenue
(Hunt Refining Project)	4.500%	5/1/32	10,000	10,837
Tuscaloosa County AL Industrial Development
Authority Gulf Opportunity Zone Revenue
(Hunt Refining Project)	5.250%	5/1/44	10,000	11,094
UAB Medicine Finance Authority AL Revenue	5.000%	9/1/31	575	733
UAB Medicine Finance Authority AL Revenue	5.000%	9/1/32	1,800	2,273
UAB Medicine Finance Authority AL Revenue	5.000%	9/1/33	1,865	2,343
UAB Medicine Finance Authority AL Revenue	5.000%	9/1/34	1,000	1,253
UAB Medicine Finance Authority AL Revenue	5.000%	9/1/35	1,000	1,248
UAB Medicine Finance Authority AL Revenue	5.000%	9/1/41	1,845	2,153
				185,985
Alaska (0.1%)
Alaska Industrial Development & Export
Authority Revenue (Providence Health &
Services)	5.500%	10/1/41	6,105	6,567
Anchorage AK Electric Utility Revenue	5.000%	12/1/35	5,000	5,798
Anchorage AK Electric Utility Revenue	5.000%	12/1/36	5,000	5,793
Northern Alaska Tobacco Securitization Corp.
Revenue	4.625%	6/1/23	445	445
				18,603

American Samoa (0.0%)
American Samoa Economic Development
Authority Revenue	7.125%	9/1/38	3,000	3,303

Arizona (1.1%)
Arizona COP	5.000%	10/1/25	13,500	16,418
Arizona Health Facilities Authority Hospital
System Revenue (Phoenix Children's
Hospital)	5.000%	2/1/34	8,250	8,864
Arizona Industrial Development Authority
Revenue (Doral Academy of Nevada)	5.000%	7/15/39	1,325	1,445
Arizona Industrial Development Authority
Revenue (Doral Academy of Nevada)	5.000%	7/15/49	1,675	1,805
Arizona Industrial Development Authority
Revenue (Lone Mountain Campus Project)	5.000%	12/15/39	400	434
Arizona Industrial Development Authority
Revenue (Lone Mountain Campus Project)	5.000%	12/15/49	700	749
Arizona Industrial Development Authority
Student Housing Revenue (NCCU Properties
LLC/NC Central University Project)	4.000%	6/1/44 (15)	1,250	1,327
Arizona Industrial Development Authority
Student Housing Revenue (NCCU Properties
LLC/NC Central University Project)	5.000%	6/1/49 (15)	1,375	1,609
Arizona Industrial Development Authority
Student Housing Revenue (NCCU Properties
LLC/NC Central University Project)	5.000%	6/1/54 (15)	2,000	2,318
Arizona Industrial Development Authority
Student Housing Revenue (NCCU Properties
LLC/NC Central University Project)	5.000%	6/1/58 (15)	1,500	1,728
Chandler AZ Industrial Development Authority
Revenue (Intel Corp.) PUT	5.000%	6/3/24	40,035	46,355
Glendale AZ Industrial Development Authority
Revenue (Beatitudes Campus Project)	5.000%	11/15/36	2,195	2,368
Glendale AZ Industrial Development Authority
Revenue (Beatitudes Campus Project)	5.000%	11/15/40	2,500	2,682
Glendale AZ Industrial Development Authority
Revenue (Beatitudes Campus Project)	5.000%	11/15/45	1,000	1,065
Glendale AZ Industrial Development Authority
Revenue (Beatitudes Campus Project)	5.000%	11/15/53	6,370	6,783
Glendale AZ Industrial Development Authority
Revenue (Terraces of Phoenix Project)	5.000%	7/1/33	250	271
Glendale AZ Industrial Development Authority
Revenue (Terraces of Phoenix Project)	5.000%	7/1/38	750	801
Glendale AZ Industrial Development Authority
Revenue (Terraces of Phoenix Project)	5.000%	7/1/48	2,430	2,560
Maricopa County AZ Industrial Development
Authority Health Facilities Revenue (Banner
Health Obligated Group)	5.000%	1/1/38	1,600	1,890
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/33	1,000	1,200
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/34	1,260	1,507
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/35	1,700	2,027
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/36	2,205	2,621

Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/33	5,925	6,822
Pima County AZ Community College District
Revenue	4.000%	7/1/37	1,000	1,126
Pima County AZ Community College District
Revenue	4.000%	7/1/38	1,000	1,123
Pima County AZ Industrial Development
Authority Revenue (American Leadership
Academy Inc.)	4.125%	6/15/29	3,650	3,723
Pima County AZ Industrial Development
Authority Revenue (American Leadership
Academy Inc.)	5.000%	6/15/47	8,650	8,880
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/26	8,545	10,431
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/27	17,105	21,213
2 Yavapai County AZ Industrial Development
Authority Hospital Facility Revenue (Yavapai
Regional Medical Center)	4.000%	8/1/38	1,500	1,649
Yavapai County AZ Industrial Development
Authority Solid Waste Disposal Revenue
(Waste Management Inc. Project) PUT	2.200%	6/3/24	2,100	2,144
				165,938
Arkansas (0.1%)
Arkansas Development Finance Authority
Hospital Revenue (Washington Regional
Medical Center)	5.000%	2/1/24	1,600	1,837
Arkansas Development Finance Authority
Hospital Revenue (Washington Regional
Medical Center)	5.000%	2/1/30	5,045	5,810
Arkansas Development Finance Authority
Hospital Revenue (Washington Regional
Medical Center)	5.000%	2/1/33	1,645	1,874
Arkansas Development Finance Authority
Hospital Revenue (Washington Regional
Medical Center)	5.000%	2/1/33	1,425	1,624
Arkansas Development Finance Authority
Industrial Development Revenue (Big River
Steel Project)	4.500%	9/1/49	5,000	5,193
				16,338
California (9.3%)
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/30 (2)	1,000	735
Alameda CA Corridor Transportation Authority
Revenue	4.000%	10/1/35 (4)	3,750	4,126
Alameda CA Corridor Transportation Authority
Revenue	5.000%	10/1/35 (4)	3,850	4,559
Alameda CA Corridor Transportation Authority
Revenue	5.000%	10/1/36 (4)	2,210	2,610
Alameda CA Corridor Transportation Authority
Revenue	4.000%	10/1/37 (4)	1,500	1,634
Alameda CA Corridor Transportation Authority
Revenue	5.000%	10/1/37	15,420	17,888
3 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/56	10,000	11,844
Beaumont CA Public Improvement Wastewater
Revenue	5.000%	9/1/43 (4)	5,000	5,932

Beaumont CA Public Improvement Wastewater
Revenue	5.000%	9/1/49 (4)	1,000	1,179
California Educational Facilities Authority
Revenue (Loma Linda University)	5.000%	4/1/42	2,620	3,057
California GO	5.000%	4/1/25	9,650	11,707
California GO	5.000%	9/1/29	4,565	4,928
California GO	5.000%	10/1/30	12,600	14,948
California GO	5.000%	4/1/32	8,000	10,325
California GO	6.000%	3/1/33	3,000	3,085
California GO	5.000%	4/1/33	5,000	6,424
California GO	5.000%	8/1/34	11,790	13,971
California GO	4.000%	11/1/34	5,010	5,719
California GO	5.000%	4/1/36	9,375	10,898
California GO	4.000%	9/1/37	1,470	1,628
California GO	5.000%	2/1/43	2,100	2,331
California GO	5.000%	11/1/43	12,500	14,151
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	5.750%	9/1/19 (Prere.)	4,500	4,517
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	4.000%	3/1/33	5,000	5,291
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	4.000%	3/1/39	10,000	10,670
California Health Facilities Financing Authority
Revenue (Children's Hospital of Los Angeles)	5.000%	8/15/47	5,050	5,906
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/31	1,200	1,479
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/37	2,625	3,155
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/42	5,250	6,174
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/47	5,500	6,432
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford)	5.000%	8/15/55	3,000	3,479
3 California Health Facilities Financing Authority
Revenue (Sutter Health)	6.000%	8/15/20 (Prere.)	12,000	12,618
3 California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/46	18,000	20,892
California Infrastructure & Economic
Development Bank Revenue (Independent
System Operator Corp. Project)	5.000%	2/1/34	13,770	15,286
California Municipal Finance Authority Charter
School Lease Revenue (Bella Mente
Montessori Academy)	5.000%	6/1/28	430	490
California Municipal Finance Authority Charter
School Lease Revenue (Bella Mente
Montessori Academy)	5.000%	6/1/38	840	967
California Municipal Finance Authority Charter
School Lease Revenue (Bella Mente
Montessori Academy)	5.000%	6/1/48	1,150	1,301
California Municipal Finance Authority Revenue	5.000%	12/31/37	7,500	8,903
California Municipal Finance Authority Revenue	5.000%	12/31/43	5,000	5,862
California Municipal Finance Authority Revenue	4.000%	12/31/47 (4)	8,000	8,615
California Municipal Finance Authority Revenue
(Azusa Pacific University)	5.000%	4/1/35	2,000	2,185

California Municipal Finance Authority Revenue
(Biola University)	5.000%	10/1/26	360	442
California Municipal Finance Authority Revenue
(Biola University)	5.000%	10/1/27	435	542
California Municipal Finance Authority Revenue
(Eisenhower Medical Center)	5.000%	7/1/26	1,000	1,210
California Municipal Finance Authority Revenue
(Eisenhower Medical Center)	5.000%	7/1/27	1,000	1,224
California Municipal Finance Authority Revenue
(Eisenhower Medical Center)	5.000%	7/1/29	1,000	1,213
California Municipal Finance Authority Revenue
(Eisenhower Medical Center)	5.000%	7/1/42	5,665	6,535
California Municipal Finance Authority Revenue
(Eisenhower Medical Center)	5.000%	7/1/47	5,000	5,729
California Municipal Finance Authority Revenue
(NorthBay Healthcare Group)	5.000%	11/1/47	4,565	5,016
California Municipal Finance Authority Revenue
(NorthBay Healthcare Group)	5.250%	11/1/47	3,900	4,363
California Municipal Finance Authority Revenue
(University of La Verne)	6.250%	6/1/20 (Prere.)	3,585	3,742
California Municipal Finance Authority Revenue
(University of La Verne)	5.000%	6/1/31	1,000	1,223
California Municipal Finance Authority Revenue
(University of La Verne)	5.000%	6/1/33	1,010	1,222
California Municipal Finance Authority Revenue
(University of La Verne)	5.000%	6/1/35	1,000	1,199
California Municipal Finance Authority Revenue
(University of La Verne)	5.000%	6/1/36	1,000	1,194
California Municipal Finance Authority Revenue
(University of La Verne)	5.000%	6/1/43	6,620	7,779
4 California Pollution Control Financing Authority
Revenue (Republic Services Inc.) PUT	1.500%	10/15/19	10,000	10,002
California Public Works Board Lease Revenue	5.000%	10/1/26	320	401
California Public Works Board Lease Revenue	5.000%	3/1/32	5,000	6,130
California Public Works Board Lease Revenue
(Department of Corrections)	4.500%	9/1/35	10,000	11,109
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	12/1/28	3,600	3,917
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/34	7,380	8,293
3 California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	12/1/21 (Prere.)	10,000	10,941
California Public Works Board Lease Revenue
(Various Capital Projects)	4.000%	4/1/31	10,305	11,747
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/37	9,035	10,049
California School Finance Authority Charter
School Revenue (Ednovate Obligated Group)	5.000%	6/1/30	1,000	1,092
California School Finance Authority Charter
School Revenue (Ednovate Obligated Group)	5.000%	6/1/48	1,000	1,065
California School Finance Authority Charter
School Revenue (Ednovate Obligated Group)	5.000%	6/1/56	1,000	1,058
California State University Systemwide Revenue	4.000%	11/1/38	5,560	6,139
California State University Systemwide Revenue	4.000%	11/1/45	2,750	2,995
California Statewide Communities Development
Authority Revenue (899 Charleston Project)	5.250%	11/1/44	2,000	2,198

California Statewide Communities Development
Authority Revenue (899 Charleston Project)	5.375%	11/1/49	9,200	10,140
California Statewide Communities Development
Authority Revenue (Adventist Health
System/West)	5.000%	3/1/35	4,500	5,284
California Statewide Communities Development
Authority Revenue (Hooper Street LLC)	5.250%	7/1/39	2,550	2,937
California Statewide Communities Development
Authority Revenue (Hooper Street LLC)	5.250%	7/1/49	4,200	4,766
California Statewide Communities Development
Authority Revenue (Hooper Street LLC)	5.250%	7/1/52	1,450	1,639
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)	5.000%	4/1/42	18,930	20,665
California Statewide Communities Development
Authority Revenue (Loma Linda University
Medical Center Obligated Group)	5.250%	12/1/44	10,000	11,069
California Statewide Communities Development
Authority Revenue (Loma Linda University
Medical Center)	5.000%	12/1/36	15,650	17,641
California Statewide Communities Development
Authority Revenue (Loma Linda University
Medical Center)	5.000%	12/1/41	23,125	25,800
California Statewide Communities Development
Authority Revenue (Loma Linda University
Medical Center)	5.000%	12/1/46	3,000	3,330
California Statewide Communities Development
Authority Revenue (Loma Linda University
Medical Center)	5.500%	12/1/54	12,000	13,347
California Statewide Communities Development
Authority Revenue (Loma Linda University
Medical Center)	5.500%	12/1/58	20,000	23,259
California Statewide Communities Development
Authority Revenue (Redlands Community
Hospital)	5.000%	10/1/26	1,120	1,361
California Statewide Communities Development
Authority Revenue (Redlands Community
Hospital)	5.000%	10/1/46	2,650	3,038
Corona-Norco CA School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/32	1,125	1,267
Corona-Norco CA School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/35	585	657
Desert Sands CA Unified School District GO	4.000%	8/1/44	3,000	3,275
East Side CA Union High School District Santa
Clara County GO	3.000%	8/1/32 (4)	3,865	4,053
El Camino CA Healthcare District GO	4.000%	8/1/35	4,200	4,696
El Camino CA Healthcare District GO	4.000%	8/1/36	6,000	6,688
Elk Grove CA Finance Authority Special Tax
Revenue	5.000%	9/1/38 (15)	1,465	1,704
Elk Grove CA Unified School District GO	4.000%	8/1/46	25,135	27,189
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	6.500%	1/15/43	8,730	10,325
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	5.750%	1/15/46	18,000	20,838
1 Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue, 6.850% coupon
rate effective 1/15/2024	0.000%	1/15/42	6,000	6,128

Golden State Tobacco Securitization Corp.
California Revenue	0.000%	6/1/27 (2)	10,000	8,668
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/32	4,500	5,356
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/34	10,000	11,740
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/35	15,100	17,681
Grossmont CA Healthcare District GO	6.125%	7/15/21 (Prere.)	5,000	5,505
Grossmont-Cuyamaca CA Community College
District GO	4.000%	8/1/47	2,000	2,196
Hayward CA Unified School District GO	4.000%	8/1/43 (15)	18,500	20,263
Hayward CA Unified School District GO	4.000%	8/1/48 (15)	5,500	5,982
Huntington Beach CA City School District GO	4.000%	8/1/48	2,700	2,943
Irvine CA Unified School District Community
Facilities District No. 09-1 Special Tax
Revenue	5.000%	9/1/49	1,000	1,145
Irvine CA Unified School District Community
Facilities District No. 09-1 Special Tax
Revenue	5.000%	3/1/57	7,285	8,251
Lee Lake CA Public Financing Authority
Revenue	5.000%	9/1/32	3,500	3,937
Lee Lake CA Public Financing Authority
Revenue	5.125%	9/1/35	2,350	2,637
Long Beach CA Harbor Revenue	5.000%	5/15/30	2,000	2,356
Long Beach CA Unified School District GO	5.000%	8/1/35	7,225	8,755
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/23	750	853
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/24	580	679
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/25	1,295	1,554
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/29	1,200	1,447
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/30	1,300	1,559
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/31	1,550	1,848
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/32	1,070	1,271
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/33	6,170	7,718
Los Angeles CA Department of Airports
International Airport Revenue	4.000%	5/15/34	2,500	2,794
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/34	1,750	2,066
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/35	1,820	2,142
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/35	1,750	2,021
Los Angeles CA Department of Airports
International Airport Revenue	4.000%	5/15/36	1,500	1,643
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/41	10,000	11,610
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/41	6,000	6,844

Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/46	1,355	1,588
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/49	4,985	6,077
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	4.000%	11/1/33	8,275	9,335
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	4.000%	11/1/34	6,345	7,088
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	4.000%	11/1/36	2,575	2,859
Los Angeles CA Regional Airports Improvement
Corp. Lease Revenue (LAXFuel Corp.)	5.000%	1/1/32	4,000	4,289
Los Angeles County CA Public Works Financing
Authority Lease Revenue	4.000%	12/1/36	750	826
Los Angeles County CA Sanitation Districts
Financing Authority Revenue	4.000%	10/1/42	9,425	10,234
M-S-R California Energy Authority Revenue	6.500%	11/1/39	5,510	8,378
Mount San Antonio CA Community College
District GO	4.000%	8/1/49	4,300	4,815
Northstar Community Services District California
Community Facilities District No. 1 Special
Tax Revenue	5.000%	9/1/37	5,000	3,500
Norwalk-La Mirada CA Unified School District
GO	4.000%	8/1/47	1,100	1,204
Oakland CA Unified School District GO	6.125%	8/1/19 (Prere.)	4,000	4,000
Oakland CA Unified School District GO	6.625%	8/1/21 (Prere.)	4,000	4,451
Oakland CA Unified School District GO	5.500%	8/1/22 (Prere.)	3,000	3,406
Oakland CA Unified School District GO	5.000%	8/1/32	1,000	1,167
Palomar Pomerado Health California GO	0.000%	8/1/33 (12)	8,805	5,972
Palomar Pomerado Health California GO	4.000%	8/1/35	4,000	4,357
Palomar Pomerado Health California GO,
7.000% coupon rate effective 8/1/19	0.000%	8/1/38 (12)	10,740	14,737
Palomar Pomerado Health California Revenue	5.000%	11/1/28	3,500	4,138
Palomar Pomerado Health California Revenue	5.000%	11/1/29	4,605	5,409
Palomar Pomerado Health California Revenue	5.000%	11/1/30	3,335	3,895
Palomar Pomerado Health California Revenue	5.000%	11/1/31	2,485	2,891
Peralta CA Community College District Revenue	4.000%	8/1/39	7,000	7,577
Peralta CA Community College District Revenue	4.000%	8/1/39	5,000	5,412
Pomona CA Unified School District GO	4.000%	8/1/45 (4)	3,640	3,943
Pomona CA Unified School District GO	4.000%	8/1/48 (4)	6,550	7,067
Port of Oakland CA Revenue	5.000%	5/1/29	10,000	10,961
Port of Oakland CA Revenue	5.125%	5/1/30	2,000	2,120
Port of Oakland CA Revenue	5.125%	5/1/31	2,000	2,117
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/31 (15)	3,700	4,430
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/32 (15)	2,460	2,934
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/34 (15)	2,965	3,518
Rancho Cucamonga CA Redevelopment
Agency Successor Agency Tax Allocation
Revenue (Rancho Redevelopment Project)	4.000%	9/1/31 (14)	2,000	2,246
Rancho Cucamonga CA Redevelopment
Agency Successor Agency Tax Allocation
Revenue (Rancho Redevelopment Project)	4.000%	9/1/32 (14)	3,205	3,563

Rancho Cucamonga CA Redevelopment
Agency Successor Agency Tax Allocation
Revenue (Rancho Redevelopment Project)	4.000%	9/1/34 (14)	2,140	2,357
Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/41	2,500	1,153
Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/42	13,000	5,759
Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/43	6,500	2,764
Roseville CA Financing Authority Electric
System Revenue	5.000%	2/1/20 (Prere.)	11,000	11,225
Roseville CA Joint Union High School District
GO	4.000%	8/1/45	10,000	10,856
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/21	425	448
Sacramento County CA Airport Revenue	5.000%	7/1/31	2,000	2,489
Sacramento County CA Airport Revenue	5.000%	7/1/34	5,675	6,963
Sacramento County CA Airport Revenue	5.000%	7/1/36	6,000	7,304
Sacramento County CA Airport Revenue	5.000%	7/1/41	2,525	2,973
Sacramento County CA Airport Revenue	5.000%	7/1/41	6,000	7,048
San Bernardino County CA Medical Center COP	7.000%	8/1/20 (ETM)	12,180	12,905
San Bernardino County CA Medical Center COP	6.875%	8/1/24 (ETM)	25,220	29,654
San Diego CA Community College District GO	5.250%	8/1/19 (Prere.)	5,500	5,500
San Diego CA Tobacco Settlement Funding
Corp. Revenue	4.000%	6/1/32	1,200	1,267
San Diego CA Unified School District GO	0.000%	7/1/30	15,000	11,768
San Diego CA Unified School District GO	4.000%	7/1/47	15,220	16,628
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/31	1,360	1,667
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/32	1,400	1,709
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/34	1,000	1,212
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/35	500	604
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/36	1,000	1,204
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/47	2,750	3,242
San Francisco CA City & County International
Airport Revenue	5.000%	1/1/25	2,000	2,356
San Francisco CA City & County International
Airport Revenue	5.000%	1/1/26	3,000	3,608
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/31	645	704
San Francisco CA City & County International
Airport Revenue	5.250%	5/1/33	10,000	11,320
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/36	10,000	12,274
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/39	2,500	2,841
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/47	5,000	5,814
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/49	22,000	26,241

San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bay North)	6.625%	8/1/19 (Prere.)	2,000	2,000
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bay South)	7.000%	2/1/21 (Prere.)	1,500	1,635
5 San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	3.000%	8/1/21	4,500	4,585
5 San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	0.000%	8/1/23	2,000	1,715
5 San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	0.000%	8/1/26	3,000	2,216
5 San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	0.000%	8/1/31	6,000	3,439
5 San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	0.000%	8/1/43	9,000	2,803
San Francisco CA County Transportation
Authority Sales Tax Revenue	3.000%	2/1/34	1,675	1,742
San Francisco CA Office of Community
Investment & Infrastructure Special Tax
Revenue (Mission Bay)	5.000%	8/1/28	1,510	1,641
San Francisco CA Office of Community
Investment & Infrastructure Special Tax
Revenue (Mission Bay)	5.000%	8/1/30	1,000	1,081
San Francisco CA Office of Community
Investment & Infrastructure Special Tax
Revenue (Mission Bay)	5.000%	8/1/33	1,335	1,438
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/15/24 (14)	2,000	1,818
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/15/25 (14)	15,910	14,028
San Jose CA Airport Revenue	5.000%	3/1/31	2,055	2,486
San Jose CA Airport Revenue	5.000%	3/1/32	1,500	1,805
San Jose CA Airport Revenue	5.000%	3/1/33	1,500	1,798
San Jose CA Airport Revenue	5.000%	3/1/34	1,500	1,791
San Jose CA Airport Revenue	5.000%	3/1/35	2,520	2,999
San Jose CA Airport Revenue	5.000%	3/1/36	2,230	2,646
San Jose CA Airport Revenue	5.000%	3/1/37	2,515	2,975
San Jose CA Airport Revenue	4.000%	3/1/42 (15)	6,755	7,290
San Jose CA Airport Revenue	5.000%	3/1/47	10,000	11,620
San Mateo CA Community Facilities District No.
2008-1 Special Tax Revenue (Bay Meadows)	5.000%	9/1/42	2,000	2,126
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Capital Project
Program)	4.000%	7/15/52	6,030	6,570
San Rafael CA Elementary School District GO	4.000%	8/1/47	5,000	5,506

Santa Clara County CA Financing Authority
Lease Revenue (Multiple Facilities Projects)	4.000%	5/15/32	11,270	12,581
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.250%	11/1/20	1,700	1,775
Stockton CA Public Financing Authority
Revenue	4.000%	9/2/31 (15)	1,000	1,120
Stockton CA Public Financing Authority Water
Revenue (Delta Water Supply Project)	6.250%	10/1/40	6,200	7,349
Turlock CA Irrigation District Revenue	5.000%	1/1/20 (Prere.)	6,385	6,494
Ukiah CA Unified School District GO	0.000%	8/1/31 (10)	9,245	6,798
University of California Regents Medical Center
Pooled Revenue	5.000%	5/15/41	10,000	11,657
University of California Regents Medical Center
Pooled Revenue	4.000%	5/15/44	8,255	8,935
University of California Revenue	4.000%	5/15/34	5,000	5,431
University of California Revenue	5.000%	5/15/43	12,500	15,249
University of California Revenue	5.000%	5/15/46	2,425	2,853
University of California Revenue	4.000%	5/15/47	20,000	21,826
University of California Revenue	5.000%	5/15/58	15,000	17,906
University of California Revenue	5.250%	5/15/58	8,000	9,756
Victor Valley CA Community College District GO	6.000%	8/1/19 (Prere.)	8,000	8,000
Washington Township CA Health Care District
Revenue	4.000%	7/1/34	2,800	3,026
Washington Township CA Health Care District
Revenue	4.000%	7/1/37	1,265	1,348
Washington Township CA Health Care District
Revenue	5.000%	7/1/42	2,800	3,230
Washington Township CA Health Care District
Revenue	4.125%	7/1/47	5,000	5,284
Whittier CA Health Facilities Revenue
(Presbyterian Intercommunity Hospital
Obligated Group)	5.000%	6/1/44	18,865	20,876
				1,437,838
Colorado (2.5%)
Adonea CO Metropolitan District No. 2 GO	5.125%	12/1/37	3,195	3,193
Adonea CO Metropolitan District No. 2 GO	5.125%	12/1/45	4,940	4,866
Adonea CO Metropolitan District No. 2 GO	7.500%	12/15/45	3,111	3,029
Aviation Station CO North Metropolitan District
No. 2 GO	4.000%	12/1/29	500	501
Aviation Station CO North Metropolitan District
No. 2 GO	5.000%	12/1/39	750	781
Aviation Station CO North Metropolitan District
No. 2 GO	5.000%	12/1/48	1,850	1,908
Bradburn CO Metropolitan District No. 2 GO	4.000%	12/1/28	500	504
Bradburn CO Metropolitan District No. 2 GO	5.000%	12/1/38	600	638
Bradburn CO Metropolitan District No. 2 GO	5.000%	12/1/47	1,200	1,263
Broadway Station CO Metropolitan District No. 2
GO	5.000%	12/1/35	1,460	1,532
Broadway Station CO Metropolitan District No. 2
GO	5.125%	12/1/48	5,250	5,482
Bromley Park CO Metropolitan District No. 2 GO	6.375%	12/15/47	1,000	1,026
Castle Oaks CO Metropolitan District GO	4.000%	12/1/40 (15)	2,000	2,190
Centerra CO Metropolitan District No. 1 Tax
Allocation Revenue	2.700%	12/1/19	705	706
Centerra CO Metropolitan District No. 1 Tax
Allocation Revenue	5.000%	12/1/20	750	775

Centerra CO Metropolitan District No. 1 Tax
Allocation Revenue	5.000%	12/1/21	1,475	1,555
Centerra CO Metropolitan District No. 1 Tax
Allocation Revenue	5.000%	12/1/22	1,920	2,058
Centerra CO Metropolitan District No. 1 Tax
Allocation Revenue	5.000%	12/1/29	17,265	18,590
Colorado Building Excellent Schools COP	4.000%	3/15/30	6,000	6,967
Colorado Educational & Cultural Facilities
Authority Revenue (Regis University)	5.000%	10/1/26	2,390	2,762
Colorado Educational & Cultural Facilities
Authority Revenue (Regis University)	5.000%	10/1/27	2,515	2,890
Colorado Educational & Cultural Facilities
Authority Revenue (Regis University)	5.000%	10/1/28	2,300	2,636
Colorado Educational & Cultural Facilities
Authority Revenue (Regis University)	5.000%	10/1/30	1,615	1,837
2 Colorado Health Facilities Authority Hospital
Revenue (Adventist Health System/West
Obligated Group)	4.000%	11/15/38	6,830	7,662
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives)	5.000%	11/9/22 (Prere.)	4,580	5,138
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives)	5.250%	1/1/23 (Prere.)	1,000	1,128
Colorado Health Facilities Authority Revenue
(Christian Living Communities)	5.000%	1/1/31	1,400	1,544
Colorado Health Facilities Authority Revenue
(Covenant Retirement Community Inc.)	5.000%	12/1/33	3,250	3,516
Colorado Health Facilities Authority Revenue
(Covenant Retirement Community Inc.)	5.000%	12/1/35	7,250	8,138
Colorado High Performance Transportation
Enterprise Revenue	5.000%	12/31/47	3,650	3,999
Colorado High Performance Transportation
Enterprise Revenue	5.000%	12/31/51	6,455	7,055
Colorado High Performance Transportation
Enterprise Revenue	5.000%	12/31/56	7,000	7,629
Cottonwood Highlands CO Metropolitan District
No. 1 GO	5.000%	12/1/49	900	925
Denver CO City & County Airport Revenue	5.000%	11/15/28	7,610	9,436
Denver CO City & County Airport Revenue	5.000%	12/1/30	7,280	9,330
Denver CO City & County Airport Revenue	4.000%	12/1/33	20,000	22,480
Denver CO City & County Airport Revenue	5.250%	11/15/43	8,000	9,053
Denver CO City & County Airport Revenue	5.000%	12/1/48	30,000	35,455
Denver CO City & County Airport Revenue
(United Airlines Inc. Project)	5.000%	10/1/32	7,000	7,634
Denver CO City & County COP	4.000%	6/1/48	3,505	3,759
Denver CO City & County Dedicated Tax
Revenue	5.000%	12/1/43	3,250	3,866
Denver CO City & County Dedicated Tax
Revenue	5.000%	8/1/48	3,000	3,526
Denver CO Urban Renewal Authority Revenue	5.250%	12/1/39	3,000	3,179
Douglas County CO School District GO	5.000%	12/15/30	6,000	7,693
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/24 (14)	29,225	26,715
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/25 (14)	12,000	10,666
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/29 (14)	21,610	16,960

E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/30 (14)	10,045	7,577
Larimer County CO School District No. R-1
Poudre GO	5.000%	12/15/39	5,425	6,734
Plaza CO Metropolitan District No. 1 Tax
Allocation Revenue	5.000%	12/1/20	1,000	1,038
Plaza CO Metropolitan District No. 1 Tax
Allocation Revenue	5.000%	12/1/21	1,000	1,061
Plaza CO Metropolitan District No. 1 Tax
Allocation Revenue	5.000%	12/1/22	500	539
Prairie Center CO Metropolitan District No. 3
Limited Property Tax Revenue	4.125%	12/15/27	2,500	2,564
Regional Transportation District of Colorado
Sales Tax Revenue (Denver Transit Partners
Eagle P3 Project)	6.000%	1/15/34	6,000	6,199
Regional Transportation District of Colorado
Sales Tax Revenue (Denver Transit Partners
Eagle P3 Project)	6.000%	1/15/41	18,865	19,492
Solaris CO Metropolitan District GO	3.750%	12/1/26	643	652
Solaris CO Metropolitan District GO	5.000%	12/1/36	850	890
Solaris CO Metropolitan District GO	5.000%	12/1/46	1,880	1,954
Southglenn CO Metropolitan District Revenue	3.000%	12/1/21	949	949
Southglenn CO Metropolitan District Revenue	3.500%	12/1/26	6,000	5,969
Southglenn CO Metropolitan District Revenue	5.000%	12/1/30	2,285	2,415
Southlands CO Metropolitan District GO	5.000%	12/1/37	1,615	1,801
Southlands CO Metropolitan District GO	5.000%	12/1/47	2,590	2,849
Southlands CO Metropolitan District GO	5.000%	12/1/47	325	357
Thornton CO COP	4.000%	12/1/39	6,000	6,659
University of Colorado Hospital Authority
Revenue	5.000%	11/15/36	8,000	8,787
University of Colorado Hospital Authority
Revenue	5.000%	11/15/42	12,500	13,733
Village at Dry Creek CO Metropolitan District
No. 2 GO	4.375%	12/1/44	1,875	1,883
Westminster CO Public School COP	5.000%	12/1/43 (4)	2,450	2,926
Westminster CO Public School COP	5.000%	12/1/48 (4)	6,000	7,129
				388,332
Connecticut (1.3%)
2 Connecticut GO	5.000%	2/15/27	8,680	10,693
Connecticut GO	5.000%	4/15/28	2,250	2,823
Connecticut GO	4.000%	8/15/29	11,500	12,983
Connecticut GO	5.000%	6/15/31 (4)	10,010	11,684
Connecticut GO	5.000%	6/15/31 (15)	1,800	2,239
Connecticut GO	5.000%	11/15/31	1,550	1,816
Connecticut GO	5.000%	6/15/32 (15)	5,000	6,194
Connecticut GO	5.000%	6/15/33 (15)	1,800	2,222
Connecticut GO	5.000%	4/15/34	2,000	2,459
Connecticut GO	5.000%	9/15/34	3,000	3,653
Connecticut GO	5.000%	4/15/35	3,150	3,851
Connecticut GO	5.000%	9/15/35	4,275	5,187
Connecticut GO	5.000%	11/15/35	1,000	1,159
Connecticut GO	5.000%	4/15/36	2,300	2,799
Connecticut GO	5.000%	9/15/37	2,250	2,710
Connecticut GO	5.000%	6/15/38 (15)	1,500	1,819
Connecticut GO	5.000%	4/15/39	2,490	3,000

Connecticut Health & Educational Facilities
Authority Revenue (Church Home of Hartford
Inc.)	5.000%	9/1/53	2,600	2,746
Connecticut Health & Educational Facilities
Authority Revenue (Connecticut State
University System)	5.000%	11/1/31	3,790	4,806
Connecticut Health & Educational Facilities
Authority Revenue (Connecticut State
University System)	5.000%	11/1/32	3,980	5,026
Connecticut Health & Educational Facilities
Authority Revenue (Fairfield University)	4.000%	7/1/42	7,000	7,556
Connecticut Health & Educational Facilities
Authority Revenue (Hartford Healthcare)	5.000%	7/1/32	3,660	3,894
Connecticut Health & Educational Facilities
Authority Revenue (Quinnipiac University)	5.000%	7/1/34	2,345	2,744
Connecticut Health & Educational Facilities
Authority Revenue (Quinnipiac University)	5.000%	7/1/35	1,650	1,926
Connecticut Health & Educational Facilities
Authority Revenue (Quinnipiac University)	5.000%	7/1/36	1,725	2,008
Connecticut Health & Educational Facilities
Authority Revenue (Stamford Hospital)	5.000%	7/1/30	4,990	5,141
Connecticut Health & Educational Facilities
Authority Revenue (Stamford Hospital)	5.000%	7/1/37	6,500	6,993
Connecticut Health & Educational Facilities
Authority Revenue (Stamford Hospital)	4.000%	7/1/46	3,000	3,138
2 Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	2/15/25	6,400	7,595
2 Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	2/15/26	7,295	8,832
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	1/1/31	10,000	12,244
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	9/1/31 (15)	5,830	6,957
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	9/1/36	4,000	4,717
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	1/1/37	10,000	11,974
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	1/1/38	8,865	10,581
Harbor Point CT Infrastructure Improvement
District Revenue (Harbor Point Project)	5.000%	4/1/39	7,000	7,808
University of Connecticut GO	5.000%	4/15/26	7,535	9,120
University of Connecticut GO	5.000%	2/15/32	1,040	1,199
University of Connecticut GO	5.000%	2/15/33	2,265	2,605
				206,901
Delaware (0.0%)
Millsboro DE Special Tax Revenue (Plantation
Lakes)	5.125%	7/1/38	3,000	3,216

District of Columbia (1.4%)
District of Columbia GO	5.000%	6/1/37	8,010	9,839
District of Columbia GO	5.000%	10/15/44	16,500	20,162
District of Columbia Hospital Revenue
(Children's Hospital Obligated Group)	5.000%	7/15/31	6,035	7,092
District of Columbia Hospital Revenue
(Children's Hospital Obligated Group)	5.000%	7/15/32	3,445	4,036

District of Columbia Hospital Revenue
(Children's Hospital Obligated Group)	5.000%	7/15/34	1,000	1,161
District of Columbia Income Tax Revenue	5.000%	12/1/28	3,810	4,267
District of Columbia Revenue (District of
Columbia International School)	5.000%	7/1/39	800	953
District of Columbia Revenue (District of
Columbia International School)	5.000%	7/1/49	1,275	1,494
District of Columbia Revenue (District of
Columbia International School)	5.000%	7/1/54	1,140	1,325
District of Columbia Revenue (Ingleside at Rock
Creek Retirement Community)	5.000%	7/1/32	1,000	1,088
District of Columbia Revenue (Ingleside at Rock
Creek Retirement Community)	5.000%	7/1/37	815	876
District of Columbia Revenue (Ingleside at Rock
Creek Retirement Community)	5.000%	7/1/42	1,350	1,439
District of Columbia Revenue (Ingleside at Rock
Creek Retirement Community)	5.000%	7/1/52	3,000	3,177
District of Columbia Revenue (Methodist Home
of the District of Columbia)	5.125%	1/1/35	1,560	1,570
District of Columbia Revenue (Methodist Home
of the District of Columbia)	5.250%	1/1/39	1,015	1,023
District of Columbia Revenue (Rocketship DC
Obligated Group)	5.000%	6/1/29	640	714
District of Columbia Revenue (Rocketship DC
Obligated Group)	5.000%	6/1/39	1,420	1,526
District of Columbia Revenue (Rocketship DC
Obligated Group)	5.000%	6/1/49	3,080	3,266
District of Columbia Revenue (Rocketship DC
Obligated Group)	5.000%	6/1/56	3,255	3,427
District of Columbia Student Dormitory Revenue
(Provident Group - Howard Properties LLC)	5.000%	10/1/30	5,500	5,715
District of Columbia Student Dormitory Revenue
(Provident Group - Howard Properties LLC)	5.000%	10/1/45	8,760	8,944
District of Columbia Water & Sewer Authority
Public Utility Revenue	5.000%	10/1/52	4,170	4,912
Metropolitan Washington DC/VA Airports
Authority Airport System Revenue	5.000%	10/1/23	1,000	1,148
Metropolitan Washington DC/VA Airports
Authority Airport System Revenue	5.000%	10/1/23	3,010	3,454
Metropolitan Washington DC/VA Airports
Authority Airport System Revenue	5.000%	10/1/24	3,000	3,534
Metropolitan Washington DC/VA Airports
Authority Airport System Revenue	5.000%	10/1/25	4,750	5,717
Metropolitan Washington DC/VA Airports
Authority Airport System Revenue	5.000%	10/1/26	13,885	17,031
Metropolitan Washington DC/VA Airports
Authority Airport System Revenue	5.000%	10/1/27	1,945	2,425
Metropolitan Washington DC/VA Airports
Authority Airport System Revenue	5.000%	10/1/27	2,525	3,148
Metropolitan Washington DC/VA Airports
Authority Airport System Revenue	5.000%	10/1/28	2,045	2,589
Metropolitan Washington DC/VA Airports
Authority Airport System Revenue	5.000%	10/1/28	4,300	5,444
Metropolitan Washington DC/VA Airports
Authority Airport System Revenue	5.000%	10/1/29	7,500	9,259
Metropolitan Washington DC/VA Airports
Authority Airport System Revenue	5.000%	10/1/29	4,150	5,221

Metropolitan Washington DC/VA Airports
Authority Airport System Revenue	5.000%	10/1/30	4,000	4,615
Metropolitan Washington DC/VA Airports
Authority Airport System Revenue	5.000%	10/1/30	8,040	10,045
Metropolitan Washington DC/VA Airports
Authority Airport System Revenue	5.000%	10/1/31	3,850	4,694
Metropolitan Washington DC/VA Airports
Authority Airport System Revenue	5.000%	10/1/32	2,250	2,732
Metropolitan Washington DC/VA Airports
Authority Airport System Revenue	5.000%	10/1/33	1,500	1,816
Metropolitan Washington DC/VA Airports
Authority Airport System Revenue	5.000%	10/1/34	2,000	2,410
Metropolitan Washington DC/VA Airports
Authority Airport System Revenue	5.000%	10/1/35	2,865	3,441
Metropolitan Washington DC/VA Airports
Authority Airport System Revenue	5.000%	10/1/44	2,500	2,825
Metropolitan Washington DC/VA Airports
Authority Dulles Toll Road Revenue (Dulles
Metrorail & Capital Improvement Projects)	0.000%	10/1/37	50,000	26,193
Metropolitan Washington DC/VA Airports
Authority Dulles Toll Road Revenue (Dulles
Metrorail & Capital Improvement Projects)	5.000%	10/1/53	5,000	5,340
				211,087
Florida (6.1%)
Alachua County FL Health Facilities Authority
Revenue (Shands Teaching Hospital &
Clinics, Inc. Project)	5.000%	12/1/44	20,000	22,405
Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	5.000%	4/1/39	15,000	16,496
Broward County FL Airport System Revenue	5.000%	10/1/37	7,780	8,480
Broward County FL Airport System Revenue	5.000%	10/1/40	2,000	2,282
Broward County FL Airport System Revenue	5.000%	10/1/42	5,000	5,879
Broward County FL Airport System Revenue	5.000%	10/1/45	7,455	8,457
Cape Coral FL Health Facilities Authority Senior
Housing Revenue (Gulf Care Inc. Project)	5.875%	7/1/40	4,000	4,352
Cape Coral FL Health Facilities Authority Senior
Housing Revenue (Gulf Care Inc. Project)	6.000%	7/1/50	6,250	6,810
Capital Trust Agency Florida Educational
Facilities Revenue (Florida Charter
Educational Foundation Inc.)	5.375%	6/15/38	2,210	2,451
Capital Trust Agency Florida Educational
Facilities Revenue (Florida Charter
Educational Foundation Inc.)	5.375%	6/15/48	2,070	2,256
Capital Trust Agency Florida Educational
Facilities Revenue (Renaissance Charter
School Inc. Project)	4.000%	6/15/29	2,415	2,457
Capital Trust Agency Florida Educational
Facilities Revenue (Renaissance Charter
School Inc. Project)	5.000%	6/15/39	6,610	6,866
Capital Trust Agency Florida Educational
Facilities Revenue (Renaissance Charter
School Inc. Project)	5.000%	6/15/49	6,035	6,226
Capital Trust Agency Florida Retirement Facility
Revenue (Sarasota-Manatee Jewish Housing
Council Inc.)	5.000%	7/1/37	1,765	1,889

Capital Trust Agency Florida Retirement Facility
Revenue (Sarasota-Manatee Jewish Housing
Council Inc.)	5.000%	7/1/46	3,275	3,456
Capital Trust Agency Florida Revenue (PCPT
Hamlin)	7.500%	6/1/48	5,000	5,410
Capital Trust Agency Florida Revenue
(Tallahassee Tapestry Senior Housing
Project)	7.000%	7/1/52	2,850	2,996
Capital Trust Agency Florida Student Housing
Revenue (University Bridge LLC)	5.250%	12/1/43	1,000	1,053
Capital Trust Agency Florida Student Housing
Revenue (University Bridge LLC)	5.250%	12/1/58	7,500	7,814
Central Florida Expressway Authority Revenue	4.000%	7/1/30	2,535	2,869
Central Florida Expressway Authority Revenue	4.000%	7/1/33	9,500	10,630
Central Florida Expressway Authority Revenue	4.000%	7/1/41	7,500	8,192
East Homestead Community Development
District Florida Special Assessment Revenue	7.250%	5/1/21	160	167
Florida Department of Transportation GO	4.000%	7/1/30	4,000	4,709
Florida Higher Educational Facilities Financing
Authority Revenue (Jacksonville University)	4.750%	6/1/38	2,150	2,322
Florida Higher Educational Facilities Financing
Authority Revenue (Jacksonville University)	5.000%	6/1/48	3,200	3,483
Florida Higher Educational Facilities Financing
Authority Revenue (Nova Southeastern
University)	5.000%	4/1/30	1,325	1,548
Florida Higher Educational Facilities Financing
Authority Revenue (Ringling College Project)	5.000%	3/1/42	9,855	11,253
Florida Higher Educational Facilities Financing
Authority Revenue (Ringling College Project)	5.000%	3/1/47	10,650	12,093
Florida Higher Educational Facilities Financing
Authority Revenue (St. Leo University Project)	5.000%	3/1/39	1,700	1,940
Florida Higher Educational Facilities Financing
Authority Revenue (St. Leo University Project)	5.000%	3/1/44	1,370	1,547
Florida Higher Educational Facilities Financing
Authority Revenue (St. Leo University Project)	5.000%	3/1/49	1,640	1,844
Florida Mid-Bay Bridge Authority Revenue	5.000%	10/1/35	1,780	2,008
Florida Mid-Bay Bridge Authority Revenue	5.000%	10/1/40	1,000	1,114
Florida Municipal Power Agency Revenue	6.250%	10/1/19 (Prere.)	3,250	3,277
Greater Orlando Aviation Authority Florida
Airport Facilities Revenue	5.000%	10/1/29	5,740	7,062
Greater Orlando Aviation Authority Florida
Airport Facilities Revenue	5.000%	10/1/34	8,695	10,435
Greater Orlando Aviation Authority Florida
Airport Facilities Revenue	5.000%	10/1/42	20,500	24,088
Greater Orlando Aviation Authority Florida
Airport Facilities Revenue	5.000%	10/1/47	10,000	11,677
Greater Orlando Aviation Authority Florida
Airport Facilities Revenue	5.000%	10/1/52	9,000	10,457
Halifax Hospital Medical Center Florida Hospital
Revenue	5.000%	6/1/35	1,000	1,122
Halifax Hospital Medical Center Florida Hospital
Revenue	5.000%	6/1/46	3,850	4,247
Hernando County FL School District COP	5.000%	7/1/28 (4)	5,825	7,039
Hernando County FL School District COP	5.000%	7/1/29 (4)	6,645	8,001
Hernando County FL School District COP	5.000%	7/1/30 (4)	6,975	8,347

Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	6.000%	11/15/19 (Prere.)	10	10
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	6.000%	11/15/37	4,990	5,060
Hillsborough County FL Aviation Authority
Revenue (Tampa International Airport)	5.000%	10/1/44	10,000	11,353
Jacksonville FL Educational Facilities Revenue	5.000%	6/1/53	3,250	3,507
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/33	11,450	13,784
Lake County FL Educational Facilities Revenue
(Imagine South Lake Charter School Project)	5.000%	1/15/29	375	420
Lake County FL Educational Facilities Revenue
(Imagine South Lake Charter School Project)	5.000%	1/15/39	580	624
Lake County FL Educational Facilities Revenue
(Imagine South Lake Charter School Project)	5.000%	1/15/49	825	874
Lake County FL Educational Facilities Revenue
(Imagine South Lake Charter School Project)	5.000%	1/15/54	825	865
Lakeland FL Educational Facilities Revenue
(Florida Southern College Project)	5.000%	9/1/37	750	802
Lakeland FL Educational Facilities Revenue
(Florida Southern College Project)	5.000%	9/1/42	1,500	1,595
Lakeland FL Hospital Revenue (Lakeland
Regional Health Systems)	5.000%	11/15/40	6,250	6,989
Lakeland FL Hospital Revenue (Lakeland
Regional Health Systems)	5.000%	11/15/45	13,980	15,564
5 Lee County FL Industrial Development Authority
Health Care Facility Revenue (The Preserve
Project)	5.750%	12/1/52	5,000	5,270
Lee County FL Solid Waste System Revenue	5.000%	10/1/22	2,000	2,192
Lee County FL Solid Waste System Revenue	5.000%	10/1/23	2,815	3,162
Lee County FL Solid Waste System Revenue	5.000%	10/1/24	3,175	3,645
Lee County FL Solid Waste System Revenue	5.000%	10/1/26	1,465	1,736
Lee Memorial Health System Florida Hospital
Revenue	5.000%	4/1/33	2,500	3,109
Lee Memorial Health System Florida Hospital
Revenue	5.000%	4/1/34	4,015	4,965
Lee Memorial Health System Florida Hospital
Revenue	5.000%	4/1/37	5,000	6,073
Martin County FL Health Facilities Authority
Revenue (Cleveland Clinic Health System)	4.000%	1/1/46	7,000	7,649
Martin County FL Health Facilities Authority
Revenue (Martin Memorial Medical Center)	5.000%	11/15/22 (Prere.)	8,640	9,698
Martin County FL Industrial Development
Authority Revenue (Indiantown Cogeneration,
LP Project)	3.950%	12/15/21	15,900	16,194
Martin County FL Industrial Development
Authority Revenue (Indiantown Cogeneration,
LP Project)	4.200%	12/15/25	19,000	19,345
Miami Beach FL Health Facilities Authority
Revenue (Mount Sinai Medical Center)	5.000%	11/15/29	2,175	2,398
Miami Beach FL Parking Revenue	5.000%	9/1/45	5,000	5,777
Miami Beach FL Water & Sewer Revenue	4.000%	10/1/35	3,000	3,367
Miami Beach FL Water & Sewer Revenue	4.000%	10/1/36	8,885	9,932
Miami Beach FL Water & Sewer Revenue	4.000%	10/1/37	8,095	9,017
Miami Beach FL Water & Sewer Revenue	4.000%	10/1/37	6,000	6,684

Miami-Dade County FL Aviation Revenue	5.000%	10/1/49	12,500	14,941
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/25	5,030	5,591
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/26	5,000	5,547
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/27	7,215	7,989
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/28	6,280	6,941
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/29	17,000	18,745
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/31	4,980	5,465
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/32	11,860	13,621
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/33	29,095	33,231
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/38	5,000	5,716
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/41	18,890	22,169
Miami-Dade County FL Expressway Authority
Toll System Revenue	5.000%	7/1/27	1,550	1,796
Miami-Dade County FL Expressway Authority
Toll System Revenue	5.000%	7/1/32	1,520	1,732
Miami-Dade County FL Health Facilities
Authority Hospital Revenue (Miami Children's
Hospital)	6.125%	8/1/20 (Prere.)	2,575	2,698
Miami-Dade County FL Health Facilities
Authority Hospital Revenue (Miami Children's
Hospital)	6.125%	8/1/42	925	965
Miami-Dade County FL Health Facilities
Authority Hospital Revenue (Nicklaus
Children's Hospital)	5.000%	8/1/47	3,155	3,675
Miami-Dade County FL Industrial Development
Authority Revenue (Biscayne Properties LLC)	5.000%	6/1/40	5,805	5,955
Miami-Dade County FL Industrial Development
Authority Revenue (Biscayne Properties LLC)	5.000%	6/1/48	9,875	10,064
Miami-Dade County FL Public Facilities
Revenue (Public Health Trust)	5.000%	6/1/39	2,610	3,058
Miami-Dade County FL Seaport Revenue	6.000%	10/1/24	1,590	1,860
Miami-Dade County FL Seaport Revenue	6.000%	10/1/25	1,680	1,958
Miami-Dade County FL Seaport Revenue	6.250%	10/1/38	5,000	5,810
Miami-Dade County FL Special Obligation
Revenue	0.000%	10/1/31	5,000	3,579
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/31	4,170	4,601
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/32	2,460	2,711
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/35	6,635	7,282
North Brevard County FL Hospital District
Revenue	5.000%	1/1/42	3,410	3,836
North Brevard County FL Hospital District
Revenue	5.000%	1/1/48	10,200	11,433
Orange County FL Health Facilities Authority
Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/37	1,395	1,632

Orange County FL Health Facilities Authority
Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/42	7,500	8,063
Orange County FL Health Facilities Authority
Revenue (Presbyterian Retirement
Communities Inc.)	5.000%	8/1/41	5,000	5,509
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/35	10,015	11,223
Osceola County FL Expressway System
Revenue (Poinciana Parkway Project)	5.375%	10/1/47	2,000	2,173
1 Osceola County FL Expressway System
Revenue (Poinciana Parkway Project),
6.150% coupon rate effective 10/1/2024	0.000%	10/1/39	6,000	5,420
1 Osceola County FL Expressway System
Revenue (Poinciana Parkway Project),
6.250% coupon rate effective 10/1/2024	0.000%	10/1/42	7,540	6,782
Palm Beach County FL Health Facilities
Authority Retirement Communities Revenue
(ACTS Retirement - Life Communities Inc.
Obligated Group)	5.500%	11/15/20 (Prere.)	2,005	2,115
Palm Beach County FL Health Facilities
Authority Revenue (Jupiter Medical Center
Inc. Project)	5.000%	11/1/43	3,250	3,450
Palm Beach County FL Health Facilities
Authority Revenue (Lifespace Communities
Inc. Obligated Group)	5.000%	5/15/47	4,970	5,444
Palm Beach County FL Health Facilities
Authority Revenue (Sinai Residences Boca
Raton Project)	7.500%	6/1/49	3,000	3,383
Pinellas County FL Educational Facilities
Authority Revenue (Academy Math &
Science)	5.000%	12/15/38	1,345	1,498
2 Pinellas County FL Industrial Development
Authority Revenue	5.000%	7/1/29	2,000	2,369
2 Pinellas County FL Industrial Development
Authority Revenue	5.000%	7/1/39	2,860	3,253
Port St. Lucie FL Utility Revenue	4.000%	9/1/32	5,000	5,582
Port St. Lucie FL Utility Revenue	4.000%	9/1/33	4,000	4,448
Port St. Lucie FL Utility Revenue	4.000%	9/1/34	3,000	3,325
Port St. Lucie FL Utility Revenue	4.000%	9/1/36	5,000	5,495
Sarasota County FL Health Facilities Authority
Revenue (Village of Isle Project)	2.700%	1/1/22	1,100	1,100
Sarasota County FL Health Facilities Authority
Revenue (Village of Isle Project)	3.300%	1/1/23	1,500	1,501
Sarasota County FL Health Facilities Authority
Revenue (Village of Isle Project)	5.000%	1/1/25	1,145	1,289
Sarasota County FL Health Facilities Authority
Revenue (Village of Isle Project)	5.000%	1/1/26	2,100	2,396
Sarasota County FL Health Facilities Authority
Revenue (Village of Isle Project)	5.000%	1/1/27	2,000	2,279
Sarasota County FL Health Facilities Authority
Revenue (Village of Isle Project)	5.000%	1/1/28	2,310	2,625
Sarasota County FL Health Facilities Authority
Revenue (Village of Isle Project)	5.000%	1/1/29	1,100	1,246
Sarasota County FL Health Facilities Authority
Revenue (Village of Isle Project)	5.000%	1/1/30	1,000	1,129
Sarasota County FL Health Facilities Authority
Revenue (Village of Isle Project)	5.000%	1/1/32	1,100	1,232

Sarasota County FL Public Hospital District
Hospital Revenue (Sarasota Memorial
Hospital Project)	5.000%	7/1/41	15,000	17,773
Seminole County FL Industrial Development
Authority Revenue (Legacy Pointe at UCF
Project)	10.000%	12/28/21	2,500	3,174
Seminole County FL Industrial Development
Authority Revenue (Legacy Pointe at UCF
Project)	10.500%	12/28/21	645	645
South Miami FL Health Facilities Authority
Revenue (Baptist Health South Florida
Obligated Group)	5.000%	8/15/42	14,000	16,397
St. Petersburg FL Health Facilities Authority
Revenue (All Children's Hospital Inc.
Obligated Group)	6.500%	11/15/19 (Prere.)	8,000	8,122
Tallahassee FL Health Facilities Revenue
(Tallahassee Memorial HealthCare Inc.
Project)	5.000%	12/1/40	7,185	8,020
Tallahassee FL Health Facilities Revenue
(Tallahassee Memorial HealthCare Inc.
Project)	5.000%	12/1/44	5,000	5,559
Tallahassee FL Health Facilities Revenue
(Tallahassee Memorial HealthCare Inc.
Project)	5.000%	12/1/55	2,300	2,559
Tampa FL Cigarette Tax Allocation Revenue (H.
Lee Moffitt Cancer Center Project)	5.250%	9/1/27	2,800	3,456
Tampa FL Health System Revenue (BayCare
Health System)	5.000%	11/15/33	7,407	8,084
Tampa FL Health System Revenue (BayCare
Health System)	5.000%	11/15/46	8,500	9,810
Tampa FL Hospital Revenue (H. Lee Moffitt
Cancer Center Project)	5.000%	7/1/37	5,860	6,681
Tampa FL Revenue (University of Tampa
Project)	5.000%	4/1/45	6,050	6,835
Tampa-Hillsborough County FL Expressway
Authority Revenue	4.000%	7/1/42	27,500	30,270
Tampa-Hillsborough County FL Expressway
Authority Revenue	5.000%	7/1/47	7,050	8,251
Tampa-Hillsborough County FL Expressway
Authority Revenue	5.000%	7/1/48	4,500	5,348
University of South Florida Financing Corp. COP	5.000%	7/1/29	5,740	6,758
University of South Florida Financing Corp. COP	5.000%	7/1/33	7,140	8,321
Volusia County FL Educational Facilities
Authority Revenue (Embry-Riddle
Aeronautical University Inc.)	5.000%	10/15/42	1,500	1,736
Volusia County FL Educational Facilities
Authority Revenue (Embry-Riddle
Aeronautical University Inc.)	5.000%	10/15/45	6,405	7,170
Volusia County FL Educational Facilities
Authority Revenue (Embry-Riddle
Aeronautical University Inc.)	5.000%	10/15/47	3,500	4,036
				939,101
Georgia (2.0%)
Americus & Sumter County GA Hospital
Authority Revenue (Magnolia Manor Obligated
Group)	6.375%	5/15/43	6,115	6,719

Atlanta GA Development Authority Senior
Healthcare Facilities Revenue (Georgia
Proton Treatment Center)	7.000%	1/1/40	3,000	3,318
3 Atlanta GA Water & Wastewater Revenue	6.250%	11/1/19 (Prere.)	15,000	15,191
3 Atlanta GA Water & Wastewater Revenue	6.250%	11/1/19 (Prere.)	2,500	2,532
2 Brookhaven GA Development Authority
Revenue (Children's Healthcare of Atlanta
Obligated Group)	4.000%	7/1/49	17,145	18,803
Bulloch County GA Development Authority
Revenue (Georgia Southern University
Housing Foundation)	5.000%	7/1/34	1,000	1,201
Bulloch County GA Development Authority
Revenue (Georgia Southern University
Housing Foundation)	5.000%	7/1/36	2,220	2,650
Bulloch County GA Development Authority
Revenue (Georgia Southern University
Housing Foundation)	5.000%	7/1/37	2,435	2,896
Bulloch County GA Development Authority
Revenue (Georgia Southern University
Housing Foundation)	5.000%	7/1/38	1,230	1,459
Cedartown Polk County GA Hospital Authority
Revenue (Polk Medical Center Project)	5.000%	7/1/34	5,565	6,385
Cedartown Polk County GA Hospital Authority
Revenue (Polk Medical Center Project)	5.000%	7/1/39	5,000	5,644
Clarke County GA Hospital Authority Revenue
(Piedmont Healthcare Inc.)	5.000%	7/1/46	7,000	8,038
Dahlonega GA Downtown Development
Authority Revenue (North Georgia MAC LLC
Project)	4.000%	7/1/37	1,140	1,247
Dahlonega GA Downtown Development
Authority Revenue (North Georgia MAC LLC
Project)	4.000%	7/1/38	1,350	1,472
Dahlonega GA Downtown Development
Authority Revenue (North Georgia MAC LLC
Project)	5.000%	7/1/39	1,030	1,209
Fulton County GA Development Hospital
Authority Revenue (WellStar Health System
Obligated Group)	5.000%	4/1/42	5,805	6,744
Fulton County GA Development Hospital
Authority Revenue (WellStar Health System
Obligated Group)	5.000%	4/1/47	8,500	9,820
Fulton County GA Residential Care Facilities for
the Elderly Authority Revenue (Lenbrook
Square)	5.000%	7/1/36	4,050	4,447
Fulton County GA Residential Care Facilities for
the Elderly Authority Revenue (Lenbrook
Square)	5.000%	7/1/42	8,800	9,584
Georgia Municipal Electric Power Authority
Revenue	5.000%	1/1/26	1,205	1,409
Glynn-Brunswick GA Memorial Hospital
Authority Revenue (Southeast Georgia Health
System Obligated Group)	5.000%	8/1/29	5,775	6,661
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.500%	9/15/22	2,330	2,606
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.500%	9/15/23	2,380	2,743

Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.500%	9/15/26	5,630	6,960
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.500%	9/15/27	530	666
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	5/15/34	1,250	1,508
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	5/15/35	1,750	2,278
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	5/15/43	9,500	11,136
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	5/15/49	5,000	6,753
Main Street Natural Gas Inc. Georgia Gas
Project Revenue PUT	4.000%	9/1/23	25,000	27,301
Main Street Natural Gas Inc. Georgia Gas
Project Revenue PUT	4.000%	12/1/23	500	548
Main Street Natural Gas Inc. Georgia Gas
Project Revenue PUT	4.000%	12/2/24	19,615	21,921
Municipal Electric Authority Georgia Revenue	5.000%	1/1/20	1,000	1,015
Municipal Electric Authority Georgia Revenue	5.000%	1/1/26	6,490	7,779
Municipal Electric Authority Georgia Revenue	5.000%	1/1/28	520	622
Municipal Electric Authority Georgia Revenue	5.000%	1/1/28	2,000	2,392
Municipal Electric Authority Georgia Revenue	5.000%	1/1/39	2,255	2,652
Municipal Electric Authority Georgia Revenue	5.000%	7/1/60	900	961
Municipal Electric Authority Georgia Revenue	5.500%	7/1/60	5,000	5,500
Municipal Electric Authority Georgia Revenue
(Plant Voltage Units 3 & 4 Project J)	5.000%	1/1/49	21,540	23,856
Municipal Electric Authority Georgia Revenue
(Plant Voltage Units 3 & 4 Project J)	5.000%	1/1/59	13,750	15,009
Municipal Electric Authority Georgia Revenue
(Plant Voltage Units 3 & 4 Project J)	5.500%	7/1/60	5,000	5,480
Municipal Electric Authority Georgia Revenue
(Project One)	5.000%	1/1/31	435	497
Private Colleges & University Authority of
Georgia Revenue (Emory University)	5.000%	10/1/46	11,655	13,804
Private Colleges & University Authority of
Georgia Revenue (Mercer University)	5.000%	10/1/45	20,000	22,172
				303,588
Guam (0.3%)
Guam Business Privilege Tax Revenue	5.000%	11/15/28	125	142
Guam Government Business Privilege Tax
Revenue	5.000%	11/15/27	2,000	2,278
Guam Government Business Privilege Tax
Revenue	5.000%	1/1/31	3,400	3,572
Guam Government Business Privilege Tax
Revenue	5.000%	1/1/32	6,000	6,293
Guam Government Business Privilege Tax
Revenue	5.000%	11/15/33	5,500	6,070
Guam Government Business Privilege Tax
Revenue	5.000%	12/1/33	2,635	2,961
Guam Government Business Privilege Tax
Revenue	4.000%	11/15/39	1,540	1,570
Guam Government Business Privilege Tax
Revenue	5.000%	11/15/39	1,000	1,090
Guam Government Business Privilege Tax
Revenue	5.000%	1/1/42	2,720	2,822
Guam Government Limited Obligation Revenue	5.000%	12/1/46	1,000	1,093

Guam Government Waterworks Authority Water
& Waste Water System Revenue	5.000%	1/1/46	5,500	6,125
Guam International Airport Authority Revenue	6.250%	10/1/34	5,500	6,363
Guam International Airport Authority Revenue	6.375%	10/1/43	3,000	3,477
Guam Power Authority Revenue	5.000%	10/1/38	1,350	1,529
Guam Power Authority Revenue	5.000%	10/1/40	2,375	2,678
				48,063
Hawaii (0.8%)
Hawaii Airports System Revenue	5.000%	7/1/35	2,500	3,031
Hawaii Airports System Revenue	5.000%	7/1/43	11,750	13,957
Hawaii Airports System Revenue	5.000%	7/1/45	25,465	28,887
Hawaii Department of Budget & Finance Special
Purpose Revenue (Hawaiian Electric Co. Inc.)	4.000%	3/1/37	6,000	6,263
Hawaii Department of Transportation - Airports
Division Lease Revenue COP	5.250%	8/1/25	2,750	3,148
Hawaii Department of Transportation - Airports
Division Lease Revenue COP	5.250%	8/1/26	3,515	4,014
Hawaii GO	5.000%	8/1/28	7,085	8,109
Hawaii GO	5.000%	1/1/33	13,295	16,835
Hawaii GO	5.000%	1/1/37	10,000	12,451
Hawaii GO	5.000%	1/1/39	8,000	9,881
Hawaii Harbor System Revenue	5.500%	7/1/35	5,000	5,189
Hawaii Harbor System Revenue	5.625%	7/1/40	5,000	5,193
Hawaii Pacific Health Revenue	5.500%	7/1/20 (Prere.)	7,000	7,274
Hawaii Pacific Health Revenue	5.750%	7/1/20 (Prere.)	2,365	2,463
				126,695
Idaho (0.1%)
5 Idaho Health Facilities Authority Revenue
(Kootenai Health Project)	4.750%	7/1/44	6,630	7,049
Idaho Health Facilities Authority Revenue
(Trinity Health Group)	5.000%	12/1/47	1,250	1,472
Idaho Housing & Finance Association (Compass
Public Charter School Inc.) Revenue	6.000%	7/1/39	370	427
Idaho Housing & Finance Association (Compass
Public Charter School Inc.) Revenue	6.000%	7/1/49	775	883
Idaho Housing & Finance Association (Compass
Public Charter School Inc.) Revenue	6.000%	7/1/54	570	645
				10,476
Illinois (9.0%)
Chicago IL Board of Education GO	0.000%	12/1/28 (14)	5,000	3,806
Chicago IL Board of Education GO	6.750%	12/1/30	4,000	5,091
Chicago IL Board of Education GO	5.000%	12/1/31	2,105	2,150
Chicago IL Board of Education GO	5.000%	12/1/31 (4)	625	747
Chicago IL Board of Education GO	5.125%	12/1/32	6,225	6,781
Chicago IL Board of Education GO	5.000%	12/1/33	8,750	9,220
Chicago IL Board of Education GO	5.000%	12/1/33 (4)	1,000	1,187
Chicago IL Board of Education GO	5.000%	12/1/34	5,540	5,830
Chicago IL Board of Education GO	5.000%	12/1/34 (4)	1,250	1,477
Chicago IL Board of Education GO	5.250%	12/1/35	6,480	7,054
Chicago IL Board of Education GO	5.250%	12/1/39	19,475	20,932
Chicago IL Board of Education GO	5.500%	12/1/39	2,925	3,056
Chicago IL Board of Education GO	5.250%	12/1/41	350	363
Chicago IL Board of Education GO	7.000%	12/1/44	36,500	43,865
Chicago IL Board of Education GO	5.000%	12/1/46	5,000	5,479
Chicago IL Board of Education GO	6.500%	12/1/46	14,500	17,342
Chicago IL Board of Education GO	7.000%	12/1/46	3,185	3,973

Chicago IL GO	5.000%	1/1/26	2,750	3,061
Chicago IL GO	4.750%	1/1/30 (4)	570	571
Chicago IL GO	0.000%	1/1/31	4,915	3,257
Chicago IL GO	5.500%	1/1/31	3,230	3,625
Chicago IL GO	5.000%	1/1/34	6,660	6,937
Chicago IL GO	5.000%	1/1/34	2,000	2,144
Chicago IL GO	5.000%	1/1/35	4,370	4,782
Chicago IL GO	5.000%	1/1/36	5,000	5,338
Chicago IL GO	5.000%	1/1/38	13,000	14,116
Chicago IL GO	5.500%	1/1/39	3,700	4,077
Chicago IL GO	5.000%	1/1/40	3,800	4,212
Chicago IL GO	5.500%	1/1/42	2,000	2,195
Chicago IL GO	5.000%	1/1/44	5,295	5,842
Chicago IL GO	5.500%	1/1/49	7,500	8,605
Chicago IL Midway Airport Revenue	5.000%	1/1/27	2,000	2,379
Chicago IL Midway Airport Revenue	5.000%	1/1/28	1,765	2,092
Chicago IL Midway Airport Revenue	5.000%	1/1/29	16,180	18,373
Chicago IL Midway Airport Revenue	5.000%	1/1/29	2,220	2,622
Chicago IL Midway Airport Revenue	5.000%	1/1/31	6,945	7,833
Chicago IL Midway Airport Revenue	5.000%	1/1/33	7,200	8,085
Chicago IL Midway Airport Revenue	5.375%	1/1/33	4,000	4,466
Chicago IL Midway Airport Revenue	5.000%	1/1/34	7,105	7,962
Chicago IL Midway Airport Revenue	5.000%	1/1/41	11,700	12,976
Chicago IL O'Hare International Airport Revenue	5.625%	1/1/21 (Prere.)	5,650	6,010
Chicago IL O'Hare International Airport Revenue	5.750%	1/1/21 (Prere.)	2,515	2,680
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/27	3,765	4,539
Chicago IL O'Hare International Airport Revenue	4.000%	1/1/29	10,955	11,413
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/30	11,000	11,883
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/30	13,400	15,409
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/30	2,000	2,393
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/31	15,595	16,821
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/31	11,000	12,588
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/31	1,500	1,783
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/32	1,200	1,419
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/33	1,500	1,768
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/34	5,600	6,351
Chicago IL O'Hare International Airport Revenue	5.625%	1/1/35	1,350	1,431
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/37	2,720	3,166
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/37	1,000	1,199
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/37	3,500	4,075
Chicago IL O'Hare International Airport Revenue	5.750%	1/1/38	12,000	13,618
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/39	3,140	3,740
Chicago IL O'Hare International Airport Revenue	5.750%	1/1/39	485	514
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/42	2,500	2,879
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/46	3,565	3,968
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/48	7,000	8,216
Chicago IL O'Hare International Airport Revenue	5.000%	7/1/48	5,000	5,766
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/52	8,125	9,401
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/52	4,500	5,132
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/53	8,000	9,344
Chicago IL Park District GO	5.000%	1/1/40	7,500	8,136
Chicago IL Park District GO	4.000%	1/1/41 (15)	4,000	4,177
Chicago IL Public Building Commission GO	7.000%	1/1/20 (ETM)	5,170	5,296
Chicago IL Sales Tax Revenue	5.250%	1/1/22 (Prere.)	7,300	8,005
Chicago IL Transit Authority Sales Tax Receipts
Revenue	5.250%	12/1/30	2,950	3,159

Chicago IL Transit Authority Sales Tax Receipts
Revenue	5.250%	12/1/36	5,400	5,734
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/34	2,500	2,799
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/34	2,525	2,769
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/35	2,000	2,233
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/39	9,000	9,747
Chicago IL Waterworks Revenue	5.000%	11/1/39	1,000	1,108
Chicago IL Waterworks Revenue	5.000%	11/1/44	7,000	7,714
Cook County IL GO	5.000%	11/15/34	1,150	1,328
Cook County IL GO	5.000%	11/15/35	1,025	1,180
Illinois Finance Authority Revenue (Advocate
Health Care Network)	5.000%	6/1/42	1,500	1,608
Illinois Finance Authority Revenue (Benedictine
University)	5.000%	10/1/38	4,000	4,276
Illinois Finance Authority Revenue (Carle
Foundation)	6.000%	8/15/41	2,000	2,166
Illinois Finance Authority Revenue (Carle
Foundation)	6.000%	8/15/41 (4)	1,500	1,624
Illinois Finance Authority Revenue (Carle
Foundation)	5.000%	2/15/45	10,000	11,316
Illinois Finance Authority Revenue (Centegra
Health System)	5.000%	9/1/38	7,500	8,130
Illinois Finance Authority Revenue (Centegra
Health System)	5.000%	9/1/39	8,150	9,127
Illinois Finance Authority Revenue (Centegra
Health System)	5.000%	9/1/42	2,000	2,231
Illinois Finance Authority Revenue (Christian
Homes Inc.)	5.000%	5/15/26	1,695	1,871
Illinois Finance Authority Revenue (Christian
Homes Inc.)	5.000%	5/15/36	1,400	1,498
Illinois Finance Authority Revenue (Christian
Homes Inc.)	5.000%	5/15/40	1,275	1,354
Illinois Finance Authority Revenue (Columbia
College)	5.000%	12/1/37	12,325	13,244
Illinois Finance Authority Revenue (DePaul
University)	4.000%	10/1/32	2,735	3,033
Illinois Finance Authority Revenue (DePaul
University)	5.000%	10/1/32	500	595
Illinois Finance Authority Revenue (DePaul
University)	4.000%	10/1/34	1,620	1,785
Illinois Finance Authority Revenue (DePaul
University)	5.000%	10/1/36	1,360	1,599
Illinois Finance Authority Revenue (DePaul
University)	5.000%	10/1/41	7,875	9,157
Illinois Finance Authority Revenue (Franciscan
Communities Inc.)	5.125%	5/15/43	10,585	11,159
Illinois Finance Authority Revenue (Franciscan
Communities Inc.)	5.000%	5/15/47	1,155	1,234
Illinois Finance Authority Revenue (Friendship
Village Schaumburg)	5.000%	2/15/37	5,000	4,875
Illinois Finance Authority Revenue (Illinois
Wesleyan University)	5.000%	9/1/46	2,200	2,480
Illinois Finance Authority Revenue (Lutheran
Home & Services)	5.625%	5/15/42	5,500	5,680
Illinois Finance Authority Revenue (Lutheran
Home & Services)	5.750%	5/15/46	6,290	6,508

Illinois Finance Authority Revenue (Mercy
Health System)	5.000%	12/1/40	2,950	3,333
Illinois Finance Authority Revenue (Mercy
Health System)	5.000%	12/1/46	29,500	33,109
Illinois Finance Authority Revenue (Montgomery
Place)	5.250%	5/15/37	4,000	4,334
Illinois Finance Authority Revenue (Montgomery
Place)	5.250%	5/15/48	4,000	4,263
Illinois Finance Authority Revenue
(Northwestern Memorial Hospital) PUT	5.000%	8/15/37	6,250	6,830
Illinois Finance Authority Revenue (OSF
Healthcare System)	6.000%	5/15/20 (Prere.)	4,020	4,170
Illinois Finance Authority Revenue (OSF
Healthcare System)	5.000%	11/15/34	1,915	2,193
Illinois Finance Authority Revenue (OSF
Healthcare System)	5.000%	11/15/35	1,875	2,136
Illinois Finance Authority Revenue (OSF
Healthcare System)	6.000%	5/15/39	655	681
Illinois Finance Authority Revenue (OSF
Healthcare System)	5.000%	5/15/41	6,000	6,408
Illinois Finance Authority Revenue (OSF
Healthcare System)	5.000%	11/15/45	19,750	21,990
Illinois Finance Authority Revenue (Plymouth
Place Inc.)	5.000%	5/15/37	2,750	2,894
Illinois Finance Authority Revenue (Plymouth
Place Inc.)	5.250%	5/15/45	1,000	1,059
Illinois Finance Authority Revenue (Plymouth
Place Inc.)	5.250%	5/15/50	2,845	3,006
Illinois Finance Authority Revenue (Presence
Health Network Obligated Group)	5.000%	2/15/33	5,000	6,020
Illinois Finance Authority Revenue (Presence
Health Network Obligated Group)	5.000%	2/15/34	4,580	5,468
Illinois Finance Authority Revenue (Presence
Health Network Obligated Group)	5.000%	2/15/36	5,000	5,909
Illinois Finance Authority Revenue (Presence
Health Network Obligated Group)	5.000%	2/15/41	2,000	2,333
Illinois Finance Authority Revenue
(Rehabilitation Institute of Chicago)	6.000%	7/1/43	10,000	11,276
Illinois Finance Authority Revenue (Riverside
Health System)	6.250%	11/15/19 (Prere.)	2,775	2,815
Illinois Finance Authority Revenue (Riverside
Health System)	4.000%	11/15/33	4,555	4,894
Illinois Finance Authority Revenue (Riverside
Health System)	4.000%	11/15/34	2,425	2,597
Illinois Finance Authority Revenue (Riverside
Health System)	6.250%	11/15/35	1,825	1,849
Illinois Finance Authority Revenue (Rush
University Medical Center)	5.000%	11/15/38	8,900	10,013
Illinois Finance Authority Revenue (Silver Cross
& Medical Centers)	6.875%	8/15/19 (Prere.)	500	501
Illinois Finance Authority Revenue (Silver Cross
& Medical Centers)	7.000%	8/15/19 (Prere.)	14,000	14,029
Illinois Finance Authority Revenue (Silver Cross
& Medical Centers)	5.000%	8/15/35	7,300	8,255
Illinois Finance Authority Revenue (Silver Cross
& Medical Centers)	5.000%	8/15/44	1,750	1,947

Illinois Finance Authority Revenue (Southern
Illinois Healthcare)	5.000%	3/1/31	1,075	1,271
Illinois Finance Authority Revenue (Southern
Illinois Healthcare)	5.000%	3/1/47	5,150	5,878
Illinois Finance Authority Revenue (Swedish
Covenant Hospital)	5.250%	8/15/27	3,000	3,592
Illinois Finance Authority Revenue (Swedish
Covenant Hospital)	5.250%	8/15/28	2,605	3,109
Illinois Finance Authority Revenue (Swedish
Covenant Hospital)	5.250%	8/15/29	5,850	6,963
Illinois Finance Authority Revenue (Swedish
Covenant Hospital)	5.000%	8/15/32	3,500	4,020
Illinois Finance Authority Revenue (Swedish
Covenant Hospital)	5.000%	8/15/33	1,695	1,941
Illinois Finance Authority Revenue (Swedish
Covenant Hospital)	5.000%	8/15/35	1,000	1,139
Illinois Finance Authority Revenue (Swedish
Covenant Hospital)	5.000%	8/15/36	1,250	1,420
Illinois Finance Authority Revenue (Swedish
Covenant Hospital)	5.000%	8/15/37	1,265	1,431
Illinois Finance Authority Revenue (Three
Crowns Park Obligated Group)	3.250%	2/15/22	380	383
Illinois Finance Authority Revenue (Three
Crowns Park Obligated Group)	4.000%	2/15/27	785	810
Illinois Finance Authority Revenue (Three
Crowns Park Obligated Group)	5.000%	2/15/32	1,150	1,240
Illinois Finance Authority Revenue (University of
Illinois at Urbana-Champaign Project)	5.000%	10/1/44	1,250	1,502
Illinois Finance Authority Revenue (University of
Illinois at Urbana-Champaign Project)	5.000%	10/1/49	1,705	2,035
Illinois Finance Authority Revenue (University of
Illinois at Urbana-Champaign Project)	5.000%	10/1/51	1,000	1,188
Illinois GO	5.000%	1/1/20 (4)	2,930	2,977
Illinois GO	5.000%	2/1/20	19,750	20,056
Illinois GO	5.000%	11/1/20	15,000	15,534
Illinois GO	5.000%	3/1/21	3,560	3,715
Illinois GO	5.000%	8/1/21	8,000	8,437
Illinois GO	5.000%	3/1/22	6,600	7,038
Illinois GO	5.000%	5/1/22	1,150	1,231
Illinois GO	5.000%	8/1/22	15,475	16,658
Illinois GO	5.000%	12/1/22	9,500	10,270
Illinois GO	5.000%	2/1/23	6,000	6,484
Illinois GO	5.000%	3/1/23	6,165	6,528
Illinois GO	5.000%	8/1/23	13,850	15,115
Illinois GO	5.000%	3/1/24	5,050	5,357
Illinois GO	5.000%	8/1/24	13,660	14,616
Illinois GO	5.000%	11/1/24	8,000	8,829
Illinois GO	5.000%	2/1/25	2,270	2,490
Illinois GO	5.000%	3/1/25	3,130	3,316
Illinois GO	5.000%	8/1/25	3,000	3,204
Illinois GO	5.500%	7/1/26	5,845	6,440
Illinois GO	5.000%	11/1/26	11,390	12,823
Illinois GO	5.000%	12/1/26	1,610	1,814
Illinois GO	5.000%	10/1/27	8,000	9,198
Illinois GO	5.000%	11/1/27	10,000	11,358
Illinois GO	5.000%	2/1/28	10,000	11,376
Illinois GO	5.000%	10/1/28	6,000	6,965

Illinois GO	5.000%	11/1/28	2,600	2,938
Illinois GO	5.000%	5/1/29	6,125	6,669
Illinois GO	5.000%	5/1/29	10,000	11,503
Illinois GO	5.000%	10/1/29	3,000	3,460
Illinois GO	5.000%	11/1/29	3,000	3,369
Illinois GO	5.000%	10/1/30	2,500	2,864
Illinois GO	5.000%	1/1/33	3,490	3,637
Illinois GO	5.250%	2/1/33 (4)	6,200	6,907
Illinois GO	5.000%	3/1/33	1,000	1,045
Illinois GO	5.500%	7/1/33 (4)	3,350	3,724
Illinois GO	5.000%	10/1/33	10,745	12,150
Illinois GO	4.000%	12/1/33	9,000	9,101
Illinois GO	5.000%	1/1/34	4,205	4,378
Illinois GO	5.250%	2/1/34 (4)	3,125	3,474
Illinois GO	5.000%	5/1/34	2,500	2,684
Illinois GO	5.000%	3/1/35	2,065	2,152
Illinois GO	5.000%	4/1/35	1,100	1,164
Illinois GO	5.000%	3/1/36	885	921
Illinois GO	5.500%	7/1/38	6,500	7,031
Illinois Sales Tax Revenue	4.000%	6/15/30	4,415	4,668
Illinois Sales Tax Revenue	4.000%	6/15/35 (15)	1,300	1,395
Illinois Sports Facility Authority Revenue	5.500%	6/15/30 (2)	6,120	6,198
Illinois Toll Highway Authority Revenue	5.000%	1/1/31	6,000	6,086
Illinois Toll Highway Authority Revenue	5.000%	1/1/37	2,400	2,730
Illinois Toll Highway Authority Revenue	5.000%	1/1/40	9,400	10,842
Illinois Toll Highway Authority Revenue	5.000%	1/1/41	8,100	9,415
Illinois Toll Highway Authority Revenue	5.000%	1/1/42	2,000	2,383
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	12/15/29 (14)	10,000	7,430
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/38 (14)	10,000	5,111
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	0.000%	12/15/30 (14)	13,555	9,689
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	0.000%	6/15/31 (14)	10,000	6,967
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	0.000%	12/15/31 (14)	10,020	6,851
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	0.000%	6/15/32 (14)	10,000	6,711
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	5.000%	12/15/40	1,000	1,090
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	5.000%	6/15/42	6,500	6,840
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	0.000%	6/15/44 (4)	10,000	4,102
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	5.000%	6/15/50	6,805	6,905

Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	0.000%	12/15/51	21,500	5,865
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	5.000%	6/15/52	5,905	6,190
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	5.000%	6/15/53	7,500	8,126
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	5.500%	6/15/53	14,000	15,564
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	0.000%	12/15/56 (4)	100,500	23,738
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	0.000%	12/15/56 (4)	33,690	8,053
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	5.000%	6/15/57	12,255	13,513
Northern Illinois Municipal Power Agency Project
Revenue	4.000%	12/1/33	4,000	4,399
Northern Illinois Municipal Power Agency Project
Revenue	4.000%	12/1/35	5,000	5,442
Northern Illinois Municipal Power Agency Project
Revenue	4.000%	12/1/36	4,500	4,874
Northern Illinois Municipal Power Agency Project
Revenue	5.000%	12/1/41	22,925	26,416
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	6.000%	6/1/21 (Prere.)	1,200	1,305
Romeoville IL GO	4.000%	12/30/33	4,710	5,330
Romeoville IL Revenue (Lewis University
Project)	5.000%	10/1/35	3,190	3,496
Romeoville IL Revenue (Lewis University
Project)	5.000%	10/1/42	5,000	5,413
Romeoville IL Revenue (Lewis University
Project)	4.125%	10/1/46	2,250	2,302
Will County IL Community High School District
No. 210 (Lincoln-Way) GO	5.000%	1/1/27	1,260	1,336
Will County IL Community High School District
No. 210 (Lincoln-Way) GO	0.000%	1/1/31	13,330	8,832
Will County IL Community High School District
No. 210 (Lincoln-Way) GO	5.000%	1/1/31	9,150	9,615
Will County IL GO	4.000%	11/15/47	4,000	4,382
				1,394,182
Indiana (1.4%)
Gary/Chicago IL International Airport Authority
Industrial Development Zone Revenue	5.000%	2/1/29	2,000	2,268
Gary/Chicago IL International Airport Authority
Industrial Development Zone Revenue	5.250%	2/1/34	2,650	2,992
Gary/Chicago IL International Airport Authority
Industrial Development Zone Revenue	5.000%	2/1/39	3,300	3,640
Indiana Finance Authority Health Facilities
Revenue (Baptist Healthcare System
Obligated Group)	5.000%	8/15/51	23,915	27,017

Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group)	5.000%	11/1/51	10,005	11,233
Indiana Finance Authority Hospital Revenue
(Deaconess Health System Obligated Group)	5.000%	3/1/32	5,000	5,524
Indiana Finance Authority Hospital Revenue
(Deaconess Health System Obligated Group)	5.000%	3/1/35	6,000	6,601
Indiana Finance Authority Revenue (Community
Foundation of Northwest Indiana Obligated
Group)	5.000%	3/1/41	5,500	5,895
Indiana Finance Authority Revenue (Deaconess
Health System Obligated Group)	5.000%	3/1/39	7,205	8,104
Indiana Finance Authority Revenue (Ohio River
Bridges East End Crossing Project)	5.000%	7/1/40	2,500	2,726
Indiana Finance Authority Revenue (Ohio River
Bridges East End Crossing Project)	5.000%	7/1/44	25,550	27,782
Indiana Finance Authority Revenue (Ohio River
Bridges East End Crossing Project)	5.000%	7/1/48	28,025	30,397
Indiana Finance Authority Revenue (RES
Polyflow Indiana Inc.)	7.000%	3/1/39	15,200	15,561
Indiana Health Facility Financing Authority
Hospital Revenue (Ancilla System Inc.
Obligated Group)	7.375%	7/1/23 (ETM)	19,400	22,991
Indianapolis IN Local Public Improvement Bond
Bank Revenue (Indianapolis Airport Authority
Project)	5.000%	1/1/31	5,000	5,630
Indianapolis IN Local Public Improvement Bond
Bank Revenue (Indianapolis Airport Authority
Project)	5.000%	1/1/32	4,500	5,051
Indianapolis IN Local Public Improvement Bond
Bank Revenue (Indianapolis Airport Authority
Project)	5.000%	1/1/33	3,150	3,528
Indianapolis IN Local Public Improvement Bond
Bank Revenue (Qualified Midwestern Disaster
Area)	5.750%	2/1/36	5,000	5,322
Ivy IN Tech Community College Revenue	5.000%	7/1/31	1,175	1,471
Whiting IN Environmental Facilities Revenue
(BP Products North America Inc. Project) PUT	5.000%	6/5/26	15,000	18,000
				211,733
Iowa (0.4%)
Iowa Finance Authority Health Facilities
Revenue (UnityPoint Health)	4.000%	8/15/36	3,725	3,994
Iowa Finance Authority Midwestern Disaster
Area Revenue (Iowa Fertilizer Co. Project)	5.250%	12/1/25	18,400	20,006
5 Iowa Finance Authority Midwestern Disaster
Area Revenue (Iowa Fertilizer Co. Project)	5.875%	12/1/26	5,995	6,302
Iowa Finance Authority Midwestern Disaster
Area Revenue (Iowa Fertilizer Co. Project)
PUT	5.250%	12/1/37	27,515	29,745
Xenia IA Rural Water District Revenue	5.000%	12/1/31	1,600	1,854
Xenia IA Rural Water District Revenue	5.000%	12/1/36	2,000	2,280
Xenia IA Rural Water District Revenue	5.000%	12/1/41	2,000	2,252
				66,433
Kansas (0.6%)
5 Coffeyville KS Electric System Revenue	5.000%	6/1/38 (14)	6,000	6,779
5 Coffeyville KS Electric System Revenue	5.000%	6/1/42 (14)	3,500	3,932

Ford County KS Unified School District No. 443
GO	4.000%	3/1/28 (15)	1,030	1,188
Hutchison KS Hospital Facilities Revenue
(Hutchinson Regional Medical Center Inc.)	5.000%	12/1/36	1,500	1,688
Hutchison KS Hospital Facilities Revenue
(Hutchinson Regional Medical Center Inc.)	5.000%	12/1/41	1,600	1,782
Johnson County KS Unified School District No.
233 GO	4.000%	9/1/31	1,000	1,104
Seward County KS Unified School District No.
480 GO	4.000%	9/1/32	3,895	4,270
Seward County KS Unified School District No.
480 GO	4.000%	9/1/33	4,080	4,462
Seward County KS Unified School District No.
480 GO	4.000%	9/1/34	5,000	5,452
University of Kansas Hospital Authority Health
Facilities Revenue	5.000%	9/1/48	13,415	15,993
Wichita KS GO	5.000%	12/1/34	2,280	2,654
Wichita KS GO	5.000%	12/1/35	2,365	2,755
Wichita KS GO	5.000%	12/1/39	11,305	13,070
Wichita KS Health Care Facilities Revenue	6.375%	5/15/43	7,000	7,517
Wichita KS Health Care Facilities Revenue	6.500%	5/15/48	8,000	8,626
Wichita KS Health Care Facilities Revenue
(Larksfield Place Obligated Group)	7.375%	12/15/43	5,000	5,379
Wyandotte County/Kansas City KS Unified
Government Sales Tax Revenue	4.500%	6/1/40	2,450	2,529
				89,180
Kentucky (0.9%)
Ashland KY Medical Center Revenue (King's
Daughters Medical Center Project)	5.000%	2/1/29	1,010	1,151
Ashland KY Medical Center Revenue (King's
Daughters Medical Center Project)	5.000%	2/1/40	12,940	14,140
Kentucky Economic Development Finance
Authority Hospital Revenue (Baptist
Healthcare System Obligated Group)	5.000%	8/15/41	9,550	10,890
Kentucky Economic Development Finance
Authority Hospital Revenue (Baptist
Healthcare System Obligated Group)	5.000%	8/15/46	2,950	3,344
Kentucky Economic Development Finance
Authority Hospital Revenue (Baptist
Healthcare System Obligated Group)	5.250%	8/15/46	11,680	12,304
Kentucky Economic Development Finance
Authority Revenue (Owensboro Health, Inc.)	5.000%	6/1/37	5,000	5,668
Kentucky Public Energy Authority Gas Supply
Revenue	4.000%	6/1/25	2,565	2,865
Kentucky Public Energy Authority Gas Supply
Revenue PUT	4.000%	1/1/25	15,295	16,944
Kentucky Public Energy Authority Gas Supply
Revenue PUT	4.000%	6/1/25	10,000	11,072
Kentucky Public Energy Authority Gas Supply
Revenue PUT	4.000%	6/1/25	12,000	13,297
Kentucky Public Transportation Infrastructure
Authority Toll Revenue (Downtown Crossing
Project) BAN	6.000%	7/1/53	12,025	13,494
1 Kentucky Public Transportation Infrastructure
Authority Toll Revenue (Downtown Crossing
Project) BAN, 6.400% coupon rate effective
7/1/2023	0.000%	7/1/33	3,065	3,266

1 Kentucky Public Transportation Infrastructure
Authority Toll Revenue (Downtown Crossing
Project) BAN, 6.600% coupon rate effective
7/1/2023	0.000%	7/1/39	3,000	3,139
Louisville & Jefferson County KY Metropolitan
Government Health System Revenue (Norton
Healthcare Obligated Group)	5.750%	10/1/42	9,500	10,841
Louisville & Jefferson County KY Metropolitan
Government Revenue (Catholic Health
Initiatives)	5.000%	6/1/22 (Prere.)	4,775	5,281
Louisville & Jefferson County KY Metropolitan
Government Revenue (Catholic Health
Initiatives)	5.000%	12/1/35	4,970	5,358
				133,054
Louisiana (1.3%)
2 Calcasieu Parish LA Memorial Hospital Revenue
(Southwest Louisiana Healthcare System)	4.000%	12/1/20	525	539
2 Calcasieu Parish LA Memorial Hospital Revenue
(Southwest Louisiana Healthcare System)	4.000%	12/1/21	775	811
2 Calcasieu Parish LA Memorial Hospital Revenue
(Southwest Louisiana Healthcare System)	4.000%	12/1/22	815	868
2 Calcasieu Parish LA Memorial Hospital Revenue
(Southwest Louisiana Healthcare System)	5.000%	12/1/39	2,700	3,139
Greater New Orleans LA Expressway
Commission Revenue	5.000%	11/1/42 (4)	4,000	4,638
Greater New Orleans LA Expressway
Commission Revenue	5.000%	11/1/47 (4)	4,000	4,623
Jefferson Parish LA Economic Development
Revenue (Kenner Discovery Health Sciences
Foundation Inc.)	5.625%	6/15/48	4,350	4,594
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (East Baton Rouge Sewerage
Commission Projects)	5.000%	2/1/39	3,250	3,635
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (Parish of Livingston)	5.375%	11/1/38	2,665	2,901
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (Women's Hospital Foundation
Project)	5.875%	10/1/20 (Prere.)	9,990	10,538
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (Women's Hospital Foundation
Project)	6.000%	10/1/20 (Prere.)	8,095	8,550
5 Louisiana Public Facilities Authority Dock &
Wharf Revenue (Impala Warehousing LLC
Project)	6.500%	7/1/36	25,820	28,421
Louisiana Public Facilities Authority Hospital
Revenue (Franciscan Missionaries of Our
Lady Health System Obligated Group)	5.000%	7/1/25 (Prere.)	105	127
Louisiana Public Facilities Authority Hospital
Revenue (Franciscan Missionaries of Our
Lady Health System Obligated Group)	5.000%	7/1/39	17,395	19,591
Louisiana Public Facilities Authority Hospital
Revenue (Franciscan Missionaries of Our
Lady Health System Project)	5.000%	7/1/42	8,000	8,581

Louisiana Public Facilities Authority Hospital
Revenue (Franciscan Missionaries of Our
Lady Health System Project)	5.000%	7/1/47	8,500	9,726
Louisiana Public Facilities Authority Revenue
(Christus Health)	5.000%	7/1/32	1,950	2,398
Louisiana Public Facilities Authority Revenue
(Christus Health)	5.000%	7/1/33	2,010	2,462
Louisiana Public Facilities Authority Revenue
(Christus Health)	5.000%	7/1/34	1,815	2,213
Louisiana Public Facilities Authority Revenue
(Christus Health)	5.000%	7/1/35	2,265	2,751
Louisiana Public Facilities Authority Revenue
(Christus Health)	5.000%	7/1/43	15,310	18,132
Louisiana Public Facilities Authority Revenue
(Christus Health)	5.000%	7/1/48	5,000	5,888
Louisiana Public Facilities Authority Revenue
(Nineteenth Judicial District Court Building
Project)	5.000%	6/1/42 (4)	3,500	3,999
New Orleans LA Aviation Board Revenue	5.000%	1/1/28	750	902
New Orleans LA Aviation Board Revenue	5.000%	1/1/29	750	899
New Orleans LA Aviation Board Revenue	5.000%	1/1/30	860	1,024
New Orleans LA Aviation Board Revenue	5.000%	1/1/31	595	704
New Orleans LA Aviation Board Revenue	5.000%	1/1/32	500	589
New Orleans LA Aviation Board Revenue	5.000%	1/1/33	750	880
New Orleans LA Aviation Board Revenue	5.000%	1/1/34	2,725	3,083
New Orleans LA Aviation Board Revenue	5.000%	1/1/34	500	585
New Orleans LA Aviation Board Revenue	5.000%	1/1/35	2,025	2,285
New Orleans LA Aviation Board Revenue	5.000%	1/1/43	2,250	2,576
New Orleans LA Aviation Board Revenue	5.000%	1/1/48	5,000	5,696
Port of New Orleans LA Board of
Commissioners Port Facility Revenue	5.000%	4/1/30	1,210	1,332
Port of New Orleans LA Board of
Commissioners Port Facility Revenue	5.000%	4/1/32	2,720	2,974
Port of New Orleans LA Board of
Commissioners Port Facility Revenue	5.000%	4/1/43 (4)	10,140	11,772
Port of New Orleans LA Board of
Commissioners Port Facility Revenue	5.000%	4/1/45 (4)	2,655	3,074
Port of New Orleans LA Board of
Commissioners Port Facility Revenue	5.000%	4/1/48 (4)	3,500	4,120
St. Charles Parish LA Gulf Opportunity Zone
Revenue (Valero Energy Corp.) PUT	4.000%	6/1/22	12,515	13,193
				204,813
Maine (0.2%)
Maine Health & Higher Educational Facilities
Authority Revenue (Eastern Maine Medical
Center)	5.000%	7/1/41	3,500	3,884
Maine Health & Higher Educational Facilities
Authority Revenue (Eastern Maine Medical
Center)	5.000%	7/1/46	7,750	8,579
Maine Health & Higher Educational Facilities
Authority Revenue (Mainehealth)	5.000%	7/1/43	2,250	2,655
Maine Health & Higher Educational Facilities
Authority Revenue (Mainehealth)	5.000%	7/1/48	3,000	3,521
Maine Health & Higher Educational Facilities
Authority Revenue (University of New
England)	4.000%	7/1/31	775	859

Maine Health & Higher Educational Facilities
Authority Revenue (University of New
England)	4.000%	7/1/32	545	600
Maine Health & Higher Educational Facilities
Authority Revenue (University of New
England)	5.000%	7/1/33	1,100	1,311
Maine Health & Higher Educational Facilities
Authority Revenue (University of New
England)	4.000%	7/1/34	750	820
Maine Health & Higher Educational Facilities
Authority Revenue (University of New
England)	5.000%	7/1/35	900	1,066
Maine Health & Higher Educational Facilities
Authority Revenue (University of New
England)	4.000%	7/1/37	2,105	2,275
Maine Housing Authority Mortgage Revenue	4.500%	11/15/28	775	803
				26,373
Maryland (1.8%)
Anne Arundel County MD Special Tax Revenue
(Villages at 2 Rivers Project)	5.125%	7/1/36	1,030	1,058
Anne Arundel County MD Special Tax Revenue
(Villages at 2 Rivers Project)	5.250%	7/1/44	2,150	2,206
Baltimore County MD GO	4.000%	3/1/32	6,780	7,990
Baltimore County MD GO	4.000%	3/1/48	10,000	11,012
Baltimore MD Convention Center Hotel Revenue	5.000%	9/1/31	1,000	1,176
Baltimore MD Convention Center Hotel Revenue	5.000%	9/1/32	1,000	1,169
Baltimore MD Convention Center Hotel Revenue	5.000%	9/1/33	1,000	1,164
Baltimore MD Convention Center Hotel Revenue	5.000%	9/1/35	1,000	1,158
Baltimore MD Convention Center Hotel Revenue	5.000%	9/1/36	1,000	1,156
Baltimore MD Convention Center Hotel Revenue	5.000%	9/1/39	1,000	1,148
Baltimore MD Convention Center Hotel Revenue	5.000%	9/1/42	1,000	1,134
Baltimore MD Special Obligation Revenue
(Harbor Point Project)	5.000%	6/1/36	1,250	1,314
Baltimore MD Special Obligation Revenue
(Harbor Point Project)	5.125%	6/1/43	3,650	3,851
Frederick County MD Educational Facilities
Revenue (Mount St. Mary's University Inc.)	5.000%	9/1/45	2,100	2,323
Frederick County MD Special Tax Revenue
(Jefferson Technology Park)	7.125%	7/1/43	4,955	5,007
Howard County MD Retirement Community
Revenue (Columbia Vantage House Corp.)	5.000%	4/1/21	320	329
Howard County MD Retirement Community
Revenue (Columbia Vantage House Corp.)	5.000%	4/1/26	1,565	1,694
Howard County MD Retirement Community
Revenue (Columbia Vantage House Corp.)	5.000%	4/1/36	1,730	1,879
Howard County MD Retirement Community
Revenue (Columbia Vantage House Corp.)	5.000%	4/1/36	1,715	1,863
Howard County MD Retirement Community
Revenue (Columbia Vantage House Corp.)	5.000%	4/1/44	1,250	1,335
Howard County MD Retirement Community
Revenue (Columbia Vantage House Corp.)	5.000%	4/1/46	7,205	7,686
Howard County MD Special Obligation Revenue
(Downtown Columbia Project)	4.000%	2/15/28	500	529
Howard County MD Special Obligation Revenue
(Downtown Columbia Project)	4.125%	2/15/34	1,000	1,045
Howard County MD Special Obligation Revenue
(Downtown Columbia Project)	4.375%	2/15/39	1,000	1,049

Maryland Community Development
Administration (Department of Housing &
Community Development) Revenue	3.000%	9/1/34	5,000	5,099
Maryland Community Development
Administration (Department of Housing &
Community Development) Revenue	4.000%	9/1/49	11,125	12,239
Maryland Department of Transportation
Revenue	4.000%	12/1/29	3,060	3,550
Maryland Department of Transportation
Revenue	4.000%	12/1/30	3,445	3,970
Maryland Department of Transportation
Revenue	4.000%	12/1/31	2,590	2,963
Maryland Economic Development Corp. Student
Housing Revenue (Towson University Project)	5.000%	7/1/25	200	233
Maryland Economic Development Corp. Student
Housing Revenue (Towson University Project)	5.000%	7/1/26	175	207
Maryland Economic Development Corp. Student
Housing Revenue (Towson University Project)	5.000%	7/1/27	145	174
Maryland Economic Development Corp. Student
Housing Revenue (Towson University Project)	5.000%	7/1/28	175	209
Maryland Economic Development Corp. Student
Housing Revenue (Towson University Project)	5.000%	7/1/29	190	226
Maryland Economic Development Corp. Student
Housing Revenue (Towson University Project)	5.000%	7/1/30	325	384
Maryland Economic Development Corp. Student
Housing Revenue (Towson University Project)	5.000%	7/1/31	375	440
Maryland Economic Development Corp. Student
Housing Revenue (Towson University Project)	5.000%	7/1/32	325	380
Maryland Economic Development Corp. Student
Housing Revenue (Towson University Project)	5.000%	7/1/36	600	691
Maryland GO	5.000%	6/1/24	2,190	2,588
Maryland GO	5.000%	8/1/25	15,000	18,288
Maryland GO	5.000%	8/1/30	21,400	27,385
Maryland GO	4.000%	3/15/33	12,000	14,049
Maryland Health & Higher Educational Facilities
Authority Revenue (LifeBridge Health
Obligated Group)	5.000%	7/1/40	2,035	2,307
Maryland Health & Higher Educational Facilities
Authority Revenue (LifeBridge Health
Obligated Group)	5.000%	7/1/47	15,000	16,801
Maryland Health & Higher Educational Facilities
Authority Revenue (Maryland Institute College
of Art)	4.000%	6/1/42	2,500	2,613
Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System)	5.000%	7/1/33	6,750	7,364
Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System)	4.000%	7/1/48	7,000	7,519
Maryland Transportation Authority Passenger
Facility Charge Revenue
(Baltimore/Washington International Airport)	5.000%	6/1/25	4,400	5,249
Maryland Transportation Authority Passenger
Facility Charge Revenue
(Baltimore/Washington International Airport)	5.000%	6/1/26	4,615	5,613

Maryland Transportation Authority Passenger
Facility Charge Revenue
(Baltimore/Washington International Airport)	4.000%	6/1/34	6,760	7,658
Prince Georges County MD GO	5.000%	10/1/48	15,000	17,998
Prince Georges County MD Revenue (Collington
Episcopal Life Care Community Inc.)	5.250%	4/1/37	6,000	6,519
Prince Georges County MD Revenue (Collington
Episcopal Life Care Community Inc.)	5.250%	4/1/47	6,030	6,494
Rockville MD Mayor & Council Economic
Development Revenue (Ingleside at King
Farm Project)	5.000%	11/1/37	1,250	1,388
Rockville MD Mayor & Council Economic
Development Revenue (Ingleside at King
Farm Project)	5.000%	11/1/42	2,500	2,751
Rockville MD Mayor & Council Economic
Development Revenue (Ingleside at King
Farm Project)	5.000%	11/1/47	2,250	2,468
Washington MD Suburban Sanitary Commission
GO	5.000%	6/1/32	6,610	8,347
Washington MD Suburban Sanitary Commission
GO	5.000%	6/1/33	11,945	15,035
Washington MD Suburban Sanitary Commission
GO	4.000%	6/15/47	10,000	10,981
Westminster MD Revenue (Lutheran Village at
Miller's Grant)	6.125%	7/1/39	750	835
Westminster MD Revenue (Lutheran Village at
Miller's Grant)	6.250%	7/1/44	2,000	2,227
				283,517
Massachusetts (2.5%)
Easthampton MA GO	3.000%	6/1/33	2,270	2,372
Massachusetts Bay Transportation Authority
Sales Tax Revenue	0.000%	7/1/29	4,000	3,234
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.000%	7/1/42	2,000	2,394
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/22 (Prere.)	120	133
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/22 (Prere.)	745	825
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/29	635	689
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/31	1,830	2,131
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/33	5,000	5,783
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/34	5,000	5,764
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/35	4,065	4,672
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/36	2,750	3,152
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/37	4,000	4,566
Massachusetts Development Finance Agency
Revenue (Boston University)	4.000%	10/1/34	1,000	1,104
Massachusetts Development Finance Agency
Revenue (CareGroup Inc.)	5.000%	7/1/43	15,000	17,713

Massachusetts Development Finance Agency
Revenue (CareGroup Inc.)	5.000%	7/1/48	7,500	8,827
Massachusetts Development Finance Agency
Revenue (CareGroup Inc.)	5.000%	7/1/53	2,500	2,932
Massachusetts Development Finance Agency
Revenue (Emerson College)	5.000%	1/1/41	7,000	7,763
Massachusetts Development Finance Agency
Revenue (Emerson College)	5.000%	1/1/47	13,170	14,969
Massachusetts Development Finance Agency
Revenue (Emmanuel College)	5.000%	10/1/43	2,490	2,816
Massachusetts Development Finance Agency
Revenue (Lahey Clinic Obligated Group)	5.000%	7/1/36	1,250	1,535
Massachusetts Development Finance Agency
Revenue (Lahey Clinic Obligated Group)	5.000%	7/1/37	1,925	2,355
Massachusetts Development Finance Agency
Revenue (Lahey Clinic Obligated Group)	5.000%	7/1/38	1,110	1,353
Massachusetts Development Finance Agency
Revenue (Lawrence General Hospital
Obligated Group)	5.000%	7/1/26	950	1,094
Massachusetts Development Finance Agency
Revenue (Lawrence General Hospital
Obligated Group)	5.000%	7/1/27	1,000	1,163
Massachusetts Development Finance Agency
Revenue (Lawrence General Hospital
Obligated Group)	5.000%	7/1/28	1,050	1,217
Massachusetts Development Finance Agency
Revenue (Lawrence General Hospital
Obligated Group)	5.000%	7/1/29	1,100	1,270
Massachusetts Development Finance Agency
Revenue (Lawrence General Hospital
Obligated Group)	5.000%	7/1/30	1,150	1,319
Massachusetts Development Finance Agency
Revenue (Lawrence General Hospital
Obligated Group)	5.000%	7/1/31	1,200	1,367
Massachusetts Development Finance Agency
Revenue (Lawrence General Hospital
Obligated Group)	5.000%	7/1/34	1,175	1,326
Massachusetts Development Finance Agency
Revenue (Lawrence General Hospital
Obligated Group)	5.000%	7/1/37	1,825	2,038
Massachusetts Development Finance Agency
Revenue (Lawrence General Hospital
Obligated Group)	5.000%	7/1/42	2,295	2,536
Massachusetts Development Finance Agency
Revenue (Lawrence General Hospital
Obligated Group)	5.000%	7/1/47	1,500	1,651
Massachusetts Development Finance Agency
Revenue (Lowell General Hospital)	5.000%	7/1/44	7,165	7,889
Massachusetts Development Finance Agency
Revenue (Merrimack College)	5.125%	7/1/44	4,000	4,361
Massachusetts Development Finance Agency
Revenue (Milford Regional Medical Center)	5.625%	7/15/36	215	235
Massachusetts Development Finance Agency
Revenue (Milford Regional Medical Center)	5.750%	7/15/43	6,280	6,847
Massachusetts Development Finance Agency
Revenue (NewBridge Charles Inc.)	5.000%	10/1/47	2,000	2,199

Massachusetts Development Finance Agency
Revenue (NewBridge Charles Inc.)	5.000%	10/1/57	6,500	7,126
Massachusetts Development Finance Agency
Revenue (Suffolk University)	5.000%	7/1/32	3,085	3,666
Massachusetts Development Finance Agency
Revenue (Suffolk University)	5.000%	7/1/33	2,380	2,820
Massachusetts Development Finance Agency
Revenue (Tufts Medical Center)	6.875%	1/1/21 (Prere.)	1,050	1,134
Massachusetts Development Finance Agency
Revenue (Tufts Medical Center)	6.875%	1/1/21 (Prere.)	700	756
Massachusetts Development Finance Agency
Revenue (Tufts Medical Center)	7.250%	1/1/21 (Prere.)	2,100	2,279
Massachusetts Development Finance Agency
Revenue (Tufts Medical Center)	7.250%	1/1/21 (Prere.)	1,400	1,518
Massachusetts Development Finance Agency
Revenue (Western New England University)	5.000%	9/1/48	2,000	2,314
Massachusetts Development Finance Agency
Revenue (WGBH Educational Foundation)	4.000%	1/1/32	1,645	1,845
Massachusetts Development Finance Agency
Revenue (WGBH Educational Foundation)	4.000%	1/1/33	1,000	1,116
Massachusetts Educational Financing Authority
Education Loan Revenue	4.000%	7/1/21	1,205	1,265
Massachusetts Educational Financing Authority
Education Loan Revenue	5.000%	7/1/22	1,500	1,655
Massachusetts Educational Financing Authority
Education Loan Revenue	5.000%	1/1/24	7,000	8,013
Massachusetts Educational Financing Authority
Education Loan Revenue	5.000%	7/1/28	2,500	3,090
Massachusetts Federal Highway Revenue	5.000%	6/15/26	2,835	3,429
Massachusetts GO	5.000%	5/1/26	10,000	12,351
Massachusetts GO	5.000%	5/1/31	12,500	14,461
Massachusetts GO	5.000%	5/1/32	11,000	12,705
Massachusetts GO	5.000%	5/1/33	11,000	12,680
Massachusetts GO	5.000%	1/1/39	5,000	6,066
Massachusetts GO	4.000%	5/1/42	9,900	10,932
Massachusetts GO	5.000%	1/1/43	8,205	9,848
Massachusetts GO	5.000%	11/1/44	7,000	8,406
Massachusetts GO	4.000%	2/1/45	10,000	10,917
Massachusetts GO	4.000%	2/1/46	10,025	10,933
Massachusetts GO	5.000%	1/1/49	8,000	9,709
Massachusetts Port Authority Revenue	5.000%	7/1/33	2,500	3,128
Massachusetts Port Authority Revenue	5.000%	7/1/34	3,000	3,737
Massachusetts Port Authority Revenue	5.000%	7/1/35	5,000	6,204
Massachusetts Port Authority Revenue	5.000%	7/1/38	6,275	7,700
Massachusetts Port Authority Revenue	5.000%	7/1/40	2,000	2,285
Massachusetts Port Authority Revenue	5.000%	7/1/45	3,500	3,976
Massachusetts Port Authority Revenue	4.000%	7/1/46	22,060	23,558
Massachusetts Port Authority Revenue	5.000%	7/1/47	3,110	3,642
Massachusetts Port Authority Revenue	5.000%	7/1/49	7,500	9,015
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.250%	2/15/48	15,000	18,280
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	2/15/49	10,000	11,552
				387,705
Michigan (3.4%)
Chippewa Valley MI Schools GO	5.000%	5/1/28	1,535	1,852
Chippewa Valley MI Schools GO	5.000%	5/1/31	1,000	1,192

Detroit MI Downtown Development Authority
Tax Allocation Revenue	5.000%	7/1/48 (4)	10,000	11,005
Detroit MI Water & Sewerage Department
Sewage Disposal System Revenue	5.250%	7/1/39	4,735	5,149
Detroit MI Water Supply System Revenue	5.000%	7/1/31	5,000	5,274
Detroit MI Water Supply System Revenue	5.250%	7/1/41	2,045	2,174
Genesee County MI GO	5.250%	2/1/40 (15)	12,330	14,111
Grand Traverse County MI Hospital Finance
Authority Revenue	5.000%	7/1/44	1,730	1,904
Grand Traverse County MI Hospital Finance
Authority Revenue	5.000%	7/1/47	3,550	3,904
Great Lakes MI Water Authority Water Supply
System Revenue	5.000%	7/1/31	6,000	7,139
Great Lakes MI Water Authority Water Supply
System Revenue	5.000%	7/1/46	2,000	2,294
Grosse Pointe MI Public School System GO	5.000%	5/1/31	1,525	1,932
Grosse Pointe MI Public School System GO	5.000%	5/1/32	2,150	2,708
Grosse Pointe MI Public School System GO	5.000%	5/1/33	1,265	1,588
Grosse Pointe MI Public School System GO	5.000%	5/1/34	1,300	1,625
Jackson County MI Hospital Finance Authority
Hospital Revenue (Allegiance Health)	5.250%	6/1/20 (Prere.)	10,000	10,345
Kalamazoo MI Hospital Financing Authority
Hospital Revenue (Bronson Healthcare
Group)	5.000%	5/15/20 (Prere.)	5,525	5,689
Kalamazoo MI Hospital Financing Authority
Hospital Revenue (Bronson Healthcare
Group)	5.000%	5/15/30	4,475	4,581
Kalamazoo MI Hospital Financing Authority
Hospital Revenue (Bronson Healthcare
Group)	4.000%	5/15/31	3,050	3,302
Kalamazoo MI Hospital Financing Authority
Hospital Revenue (Bronson Healthcare
Group)	4.000%	5/15/32	3,350	3,614
Kalamazoo MI Hospital Financing Authority
Hospital Revenue (Bronson Healthcare
Group)	4.000%	5/15/33	4,750	5,111
Kalamazoo MI Hospital Financing Authority
Hospital Revenue (Bronson Healthcare
Group)	4.000%	5/15/36	4,770	5,093
Karegnondi Water Authority Michigan Water
Supply System Revenue (Karegnondi Water
Pipeline)	5.250%	11/1/40	7,500	8,416
Karegnondi Water Authority Michigan Water
Supply System Revenue (Karegnondi Water
Pipeline)	5.000%	11/1/43	16,110	17,772
Lincoln MI Consolidated School District GO	5.000%	5/1/40 (4)	1,250	1,449
Livonia MI Public Schools School District GO	5.000%	5/1/45 (4)	4,550	5,226
Marquette MI Board of Light & Power Electric
Utility System Revenue	5.000%	7/1/27	875	1,058
Marquette MI Board of Light & Power Electric
Utility System Revenue	5.000%	7/1/28	1,000	1,205
Marquette MI Board of Light & Power Electric
Utility System Revenue	5.000%	7/1/29	1,000	1,200
Marquette MI Board of Light & Power Electric
Utility System Revenue	5.000%	7/1/30	1,000	1,193
Marquette MI Board of Light & Power Electric
Utility System Revenue	5.000%	7/1/31	1,010	1,199

Marysville MI Public Schools District GO	5.000%	5/1/37	2,135	2,479
Michigan Building Authority Revenue	5.000%	4/15/34	11,135	13,187
Michigan Building Authority Revenue	5.000%	11/15/36 (4)	6,500	7,130
Michigan Building Authority Revenue	5.000%	4/15/38	5,000	5,829
Michigan Building Authority Revenue	5.000%	10/15/50	6,000	6,957
Michigan Finance Authority Revenue	3.500%	11/1/23	5,500	5,794
Michigan Finance Authority Revenue	3.750%	11/1/24	5,500	5,821
Michigan Finance Authority Revenue	4.500%	10/1/29	5,000	5,427
Michigan Finance Authority Revenue	5.000%	10/1/33	3,000	3,423
Michigan Finance Authority Revenue	5.000%	10/1/34	3,670	4,183
Michigan Finance Authority Revenue	5.000%	11/1/43	11,005	13,196
Michigan Finance Authority Revenue (Beaumont
Health Obligated Group)	5.000%	8/1/33	5,515	6,289
Michigan Finance Authority Revenue (Beaumont
Health Obligated Group)	5.000%	11/1/44	8,630	9,811
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/29	2,500	2,888
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/30	2,805	3,227
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/32 (4)	4,400	5,047
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/33	2,000	2,273
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/34	1,500	1,707
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/34	5,500	6,358
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/35	8,430	9,720
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/44	17,830	19,155
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/44	7,510	8,066
Michigan Finance Authority Revenue (Henry
Ford Health System Obligated Group)	5.000%	11/15/41	10,000	11,608
Michigan Finance Authority Revenue
(Kalamazoo College Project)	5.000%	12/1/43	6,390	7,631
Michigan Finance Authority Revenue (Lawrence
Technological University Project)	5.000%	2/1/47	4,000	4,335
Michigan Finance Authority Revenue (McLaren
Health Care Corp.)	5.000%	2/15/32	2,500	3,149
Michigan Finance Authority Revenue (McLaren
Health Care Corp.)	5.000%	5/15/32	2,340	2,722
Michigan Finance Authority Revenue (McLaren
Health Care Corp.)	5.000%	5/15/32	4,670	5,432
Michigan Finance Authority Revenue (McLaren
Health Care Corp.)	5.000%	5/15/33	4,025	4,671
Michigan Finance Authority Revenue (McLaren
Health Care Corp.)	5.000%	5/15/34	2,200	2,546
Michigan Finance Authority Revenue (McLaren
Health Care Corp.)	5.000%	5/15/35	2,515	2,903
Michigan Finance Authority Revenue
(MidMichigan Obligated Group)	5.000%	6/1/33	2,750	3,114
Michigan Finance Authority Revenue
(MidMichigan Obligated Group)	5.000%	6/1/34	3,025	3,417
Michigan Finance Authority Revenue (Sparrow
Obligated Group)	5.000%	11/15/27	7,040	8,310

Michigan Finance Authority Revenue (Sparrow
Obligated Group)	5.000%	11/15/28	3,875	4,555
Michigan Finance Authority Revenue (Sparrow
Obligated Group)	5.000%	11/15/36	2,510	2,746
Michigan Finance Authority Revenue (Trinity
Health Credit Group)	4.000%	12/1/36	2,345	2,600
Michigan Finance Authority Revenue (Trinity
Health Credit Group)	4.000%	12/1/40	4,750	5,196
Michigan Finance Authority Revenue (Trinity
Health Credit Group)	5.000%	12/1/42	1,875	2,219
Michigan Finance Authority Revenue (Trinity
Health Credit Group)	5.000%	12/1/45	10,000	11,536
Michigan Hospital Finance Authority Revenue
(McLaren Health Care)	5.000%	6/1/35	2,115	2,291
Michigan State University Revenue	5.000%	2/15/44	6,000	7,316
Michigan State University Revenue	5.000%	2/15/48	6,500	7,889
Michigan Strategic Fund Facilities Revenue
(Waste Management Inc.) PUT	2.850%	2/1/20	3,800	3,895
Michigan Strategic Fund Limited Obligation
Revenue (Oakland Corridor Partners LLC)	4.250%	12/31/38 (4)	10,000	10,994
Michigan Tobacco Settlement Financing
Authority Revenue	5.250%	6/1/22	2,985	2,989
Michigan Tobacco Settlement Financing
Authority Revenue	6.875%	6/1/42	21,330	21,555
Oakland University MI Revenue	5.000%	3/1/41	5,000	5,784
Oakland University MI Revenue	5.000%	3/1/47	9,010	10,358
Rockford MI Public Schools GO	5.000%	5/1/37	1,240	1,456
Rockford MI Public Schools GO	5.000%	5/1/38	1,025	1,200
Rockford MI Public Schools GO	5.000%	5/1/39	1,025	1,198
Rockford MI Public Schools GO	5.000%	5/1/40	1,025	1,195
Rockford MI Public Schools GO	5.000%	5/1/41	1,025	1,193
Rockford MI Public Schools GO	5.000%	5/1/44	2,250	2,610
Romeo MI Community School District GO	5.000%	5/1/37	1,825	2,138
Romeo MI Community School District GO	5.000%	5/1/41	2,000	2,324
Royal Oak MI Hospital Finance Authority
Hospital Revenue (William Beaumont
Hospital)	6.000%	8/1/19 (Prere.)	7,000	7,000
Saginaw MI Hospital Finance Authority Hospital
Revenue (Covenant Medical Center Inc.)	5.000%	7/1/30	10,000	10,301
Wayne County MI Airport Authority Revenue	5.000%	12/1/28	1,905	2,349
Wayne County MI Airport Authority Revenue	5.000%	12/1/29	1,980	2,423
Wayne County MI Airport Authority Revenue	5.000%	12/1/30	1,800	2,186
Wayne County MI Airport Authority Revenue	5.000%	12/1/31	2,455	2,964
Wayne County MI Airport Authority Revenue	5.000%	12/1/32	2,160	2,597
Wayne County MI Airport Authority Revenue	5.000%	12/1/34	5,000	5,777
Wayne County MI Airport Authority Revenue	5.000%	12/1/38	4,000	4,576
Wayne County MI Airport Authority Revenue	5.000%	12/1/42	2,800	3,271
Wayne County MI Airport Authority Revenue	5.000%	12/1/47	1,500	1,761
Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)	5.000%	12/1/28	6,125	6,781
Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)	5.000%	12/1/32	2,065	2,276
Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)	5.000%	12/1/37	2,000	2,193
Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)	5.000%	12/1/39	1,700	1,934

Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)	5.000%	12/1/44	2,000	2,264
				523,999
Minnesota (0.7%)
Anoka MN Healthcare & Housing Facilities
Revenue (Homestead at Anoka Inc.)	5.375%	11/1/34	1,135	1,224
Anoka MN Healthcare & Housing Facilities
Revenue (Homestead at Anoka Inc.)	5.125%	11/1/49	4,050	4,246
Anoka MN Housing Revenue (Homestead at
Anoka Inc.)	5.000%	11/1/46	1,500	1,593
Anoka MN Housing Revenue (Homestead at
Anoka Inc.)	5.500%	11/1/46	2,000	2,198
Duluth MN Economic Development Authority
Revenue (Essentia Health)	4.250%	2/15/43	5,000	5,494
Duluth MN Economic Development Authority
Revenue (Essentia Health)	4.250%	2/15/48	5,000	5,467
Duluth MN Economic Development Authority
Revenue (Essentia Health)	5.250%	2/15/58	11,665	13,663
Maple Grove MN Health Care Facilities
Revenue (Maple Grove Hospital Corp.)	5.000%	5/1/28	1,000	1,219
Maple Grove MN Health Care Facilities
Revenue (Maple Grove Hospital Corp.)	5.000%	5/1/29	1,000	1,213
Maple Grove MN Health Care Facilities
Revenue (Maple Grove Hospital Corp.)	5.000%	5/1/30	850	1,025
Maple Grove MN Health Care Facilities
Revenue (Maple Grove Hospital Corp.)	5.000%	5/1/31	500	599
Maple Grove MN Health Care Facilities
Revenue (Maple Grove Hospital Corp.)	5.000%	5/1/32	500	595
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/31	200	240
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/32	225	269
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/33	225	268
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/34	250	296
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/35	230	271
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/36	250	294
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/37	300	352
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/41	750	871
Minnesota GO	5.000%	8/1/33	7,280	8,820
Minnesota Higher Education Facilities Authority
Revenue (Augsburg College)	5.000%	5/1/46	3,000	3,314
Minnesota Higher Education Facilities Authority
Revenue (Hamline University)	5.000%	10/1/36	1,175	1,311
Minnesota Higher Education Facilities Authority
Revenue (Hamline University)	5.000%	10/1/38	850	944
Minnesota Higher Education Facilities Authority
Revenue (Hamline University)	5.000%	10/1/39	1,000	1,108
Minnesota Higher Education Facilities Authority
Revenue (Hamline University)	5.000%	10/1/40	625	691
Minnesota Higher Education Facilities Authority
Revenue (Hamline University)	5.000%	10/1/47	2,000	2,196

Minnesota Housing Finance Agency Residential
Housing Revenue	4.000%	7/1/40	140	143
Minnesota Municipal Power Agency Revenue	5.000%	10/1/33	1,380	1,654
Minnesota Municipal Power Agency Revenue	5.000%	10/1/36	880	1,044
Rochester MN Health Care & Housing Facility
Revenue (Homestead At Rochester, Inc.
Project)	6.875%	12/1/48	10,000	10,887
Rochester MN Health Care & Housing Facility
Revenue (Samaritan Bethany Inc. Project)	5.000%	8/1/37	1,000	1,064
Rochester MN Health Care & Housing Facility
Revenue (Samaritan Bethany Inc. Project)	5.000%	8/1/48	3,910	4,115
Scott County MN Capital Improvement Plan GO	3.000%	12/1/31	1,655	1,780
Scott County MN Capital Improvement Plan GO	3.000%	12/1/32	1,775	1,894
Scott County MN Capital Improvement Plan GO	3.000%	12/1/33	1,690	1,789
St. Cloud MN Health Care Revenue
(CentraCare Health System)	5.000%	5/1/48	5,000	6,006
St. Francis MN Independent School District No.
15 GO	4.000%	2/1/33	410	435
St. Francis MN Independent School District No.
15 GO	4.000%	2/1/34	325	344
St. Francis MN Independent School District No.
15 GO	4.000%	2/1/35	575	608
St. Francis MN Independent School District No.
15 GO	4.000%	2/1/36	750	791
St. Francis MN Independent School District No.
15 GO	4.000%	2/1/37	400	421
St. Paul MN Housing & Redevelopment
Authority Charter School Lease Revenue
(Metro Deaf School)	5.000%	6/15/38	700	725
St. Paul MN Housing & Redevelopment
Authority Charter School Lease Revenue
(Metro Deaf School)	5.000%	6/15/48	1,285	1,322
St. Paul MN Housing & Redevelopment
Authority Charter School Lease Revenue
(Metro Deaf School)	5.000%	6/15/53	1,615	1,651
University of Minnesota Revenue	5.000%	4/1/37	1,000	1,255
University of Minnesota Revenue	5.000%	4/1/38	1,070	1,338
University of Minnesota Revenue	5.000%	4/1/39	1,250	1,558
2 Wayzata Bay MN Senior Housing Inc. Revenue
(Folkstone Senior Living Community)	3.000%	8/1/22	100	102
2 Wayzata Bay MN Senior Housing Inc. Revenue
(Folkstone Senior Living Community)	3.000%	8/1/23	200	205
2 Wayzata Bay MN Senior Housing Inc. Revenue
(Folkstone Senior Living Community)	3.000%	8/1/24	200	205
2 Wayzata Bay MN Senior Housing Inc. Revenue
(Folkstone Senior Living Community)	3.000%	8/1/25	200	205
2 Wayzata Bay MN Senior Housing Inc. Revenue
(Folkstone Senior Living Community)	3.000%	8/1/26	250	255
2 Wayzata Bay MN Senior Housing Inc. Revenue
(Folkstone Senior Living Community)	5.000%	8/1/49	500	544
2 Wayzata Bay MN Senior Housing Inc. Revenue
(Folkstone Senior Living Community)	5.000%	8/1/54	1,000	1,084
				103,205
Mississippi (0.2%)
Gulfport MS Hospital Facilities Revenue
(Memorial Hospital at Gulfport Project)	5.000%	7/1/29	4,165	4,833

Gulfport MS Hospital Facilities Revenue
(Memorial Hospital at Gulfport Project)	5.000%	7/1/30	2,450	2,826
Gulfport MS Hospital Facilities Revenue
(Memorial Hospital at Gulfport Project)	5.000%	7/1/31	2,000	2,291
Mississippi Hospital Equipment & Facilities
Authority Revenue (Baptist Health System)	5.000%	9/1/46	17,500	19,503
Mississippi Hospital Equipment & Facilities
Authority Revenue (Forrest General Hospital
Inc.)	5.000%	1/1/35	2,000	2,452
Warren County MS Gulf Opportunity Zone
Revenue (International Paper Co. Projects)	5.375%	12/1/35	5,500	5,946
				37,851
Missouri (1.4%)
Cape Girardeau County MO Industrial
Development Authority of the Health Facilities
Revenue (Southeast Health)	5.000%	3/1/36	2,690	3,061
Cape Girardeau County MO Industrial
Development Authority of the Health Facilities
Revenue (St. Francis Medical Center)	5.000%	6/1/33	10,000	10,879
Conley Road Transportation Development
District Missouri Transportation Sales Tax
Revenue	4.250%	5/1/33	3,825	3,927
Joplin MO Industrial Development Authority
Health Facilities Revenue (Freeman Health
System)	5.000%	2/15/29	1,105	1,257
Kansas City MO Industrial Development
Authority Revenue (Kansas City International
Airport Terminal Modification Project)	5.000%	3/1/31 (4)	1,330	1,654
Kansas City MO Industrial Development
Authority Revenue (Kansas City International
Airport Terminal Modification Project)	5.000%	3/1/32 (4)	1,185	1,465
Kansas City MO Industrial Development
Authority Revenue (Kansas City International
Airport Terminal Modification Project)	5.000%	3/1/54	30,000	35,306
Kansas City MO Sanitary Sewer System
Revenue	4.000%	1/1/42	4,250	4,704
Kirkwood MO Industrial Development Authority
Retirement Community Revenue (Aberdeen
Heights Project)	8.250%	5/15/20 (Prere.)	5,000	5,272
Kirkwood MO Industrial Development Authority
Retirement Community Revenue (Aberdeen
Heights Project)	8.250%	5/15/20 (Prere.)	5,000	5,272
Lee's Summit MO Senior Living Facilities
Revenue (John Knox Village)	5.000%	8/15/32	5,000	5,556
Lee's Summit MO TAN	4.000%	11/1/27	1,850	1,861
Metropolitan St. Louis MO Sewer District
Wastewater System Revenue	5.000%	5/1/47	4,000	4,756
Missouri Health & Educational Facilities
Authority Educational Facilities Revenue (St.
Louis College of Pharmacy Project)	5.000%	5/1/40	1,410	1,503
Missouri Health & Educational Facilities
Authority Educational Facilities Revenue (St.
Louis College of Pharmacy Project)	5.500%	5/1/43	8,500	9,188
Missouri Health & Educational Facilities
Authority Educational Facilities Revenue (St.
Louis College of Pharmacy Project)	5.000%	5/1/45	2,000	2,127

Missouri Health & Educational Facilities
Authority Health Facilities Revenue (Cox
Health)	5.000%	11/15/48	2,475	2,714
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (Mosaic
Health System)	4.000%	2/15/54	8,125	8,784
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (St. Luke's
Health System)	4.000%	12/1/33	1,835	2,065
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (St. Luke's
Health System)	4.000%	12/1/34	2,290	2,570
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (St. Luke's
Health System)	4.000%	11/15/48	5,000	5,414
Missouri Health & Educational Facilities
Authority Revenue (Lutheran Senior Services
Obligated Group)	5.000%	2/1/35	1,065	1,196
Missouri Health & Educational Facilities
Authority Revenue (Lutheran Senior Services
Obligated Group)	5.000%	2/1/46	4,000	4,414
Missouri Health & Educational Facilities
Authority Revenue (Mercy Health)	5.000%	11/15/45	5,000	5,619
Missouri Health & Educational Facilities
Authority Revenue (Mercy Health)	4.000%	5/15/48	12,500	13,162
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue	4.000%	12/1/32	9,000	10,026
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue	4.000%	12/1/33	17,450	19,325
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue (Prairie
Project)	5.000%	12/1/27	1,770	2,098
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue (Prairie
Project)	5.000%	6/1/28	2,715	3,212
St. Louis County MO Industrial Development
Authority Revenue (Ballpark Village
Development Project)	3.875%	11/15/29	1,320	1,403
St. Louis County MO Industrial Development
Authority Revenue (Ballpark Village
Development Project)	4.375%	11/15/35	5,500	5,810
St. Louis County MO Industrial Development
Authority Revenue (Ranken-Jordan Pediatric
Specialty Hospital)	4.000%	11/15/36	1,400	1,441
St. Louis County MO Industrial Development
Authority Revenue (Ranken-Jordan Pediatric
Specialty Hospital)	5.000%	11/15/41	1,000	1,087
St. Louis County MO Industrial Development
Authority Revenue (Ranken-Jordan Pediatric
Specialty Hospital)	5.000%	11/15/46	1,750	1,895
St. Louis County MO Industrial Development
Authority Revenue (St. Louis Innovation
District Project)	4.375%	5/15/36	3,000	3,043
St. Louis County MO Industrial Development
Authority Senior Living Facilities Revenue
(Friendship Village Obligated Group)	5.000%	9/1/48	3,000	3,316

St. Louis County MO Industrial Development
Authority Senior Living Facilities Revenue (St.
Andrew's Resources for Seniors Obligated
Group)	5.000%	12/1/35	2,000	2,134
St. Louis County MO Industrial Development
Authority Senior Living Facilities Revenue (St.
Andrew's Resources for Seniors Obligated
Group)	5.125%	12/1/45	4,250	4,529
St. Louis MO Airport Revenue (Lambert-St.
Louis International Airport)	5.000%	7/1/31 (4)	1,450	1,750
St. Louis MO Airport Revenue (Lambert-St.
Louis International Airport)	5.000%	7/1/32 (4)	1,570	1,887
St. Louis MO Airport Revenue (Lambert-St.
Louis International Airport)	5.000%	7/1/33 (4)	1,000	1,198
St. Louis MO Airport Revenue (Lambert-St.
Louis International Airport)	5.000%	7/1/35 (4)	1,000	1,190
St. Louis MO Airport Revenue (Lambert-St.
Louis International Airport)	5.000%	7/1/36 (4)	1,000	1,186
St. Louis MO Airport Revenue (Lambert-St.
Louis International Airport)	5.000%	7/1/37 (4)	1,000	1,182
				211,438
Multiple States (0.2%)
5,6 Federal Home Loan Mortgage Corp. Multifamily
Housing Revenue TOB VRDO	2.304%	8/7/19 LOC	24,695	24,695
6 Federal Home Loan Mortgage Corp. Multifamily
Housing Revenue	3.150%	1/15/36	5,000	5,305
Nuveen AMT-Free Municipal Income Fund
VRDP VRDO	1.750%	8/1/19	8,000	8,000
				38,000
Nebraska (0.5%)
Central Plains Energy Project Nebraska Gas
Project Revenue (Project No. 3)	5.000%	9/1/32	2,500	2,713
Central Plains Energy Project Nebraska Gas
Project Revenue (Project No. 3)	5.000%	9/1/36	2,500	3,224
Central Plains Energy Project Nebraska Gas
Project Revenue (Project No. 3)	5.000%	9/1/37	3,000	3,892
Central Plains Energy Project Nebraska Gas
Project Revenue (Project No. 3)	5.000%	9/1/42	14,420	15,648
Central Plains Energy Project Nebraska Gas
Project Revenue (Project No. 4) PUT	5.000%	1/1/24	10,000	11,256
Douglas County NE Hospital Authority No. 2
Health Facilities Revenue (Children's Hospital
Obligated Group)	5.000%	11/15/47	4,020	4,635
Municipal Energy Agency of Nebraska Power
Supply System Revenue	4.000%	4/1/32	2,010	2,233
Municipal Energy Agency of Nebraska Power
Supply System Revenue	4.000%	4/1/33	1,785	1,977
Nebraska Public Power District Revenue	5.000%	1/1/41	7,255	8,410
Nebraska Public Power Generation Agency
Revenue (Whelan Energy Center Unit 2)	5.000%	1/1/29	3,065	3,556
Omaha NE Public Power District Electric
Revenue	5.000%	2/1/41	3,680	4,229
Scotts Bluff County NE Hospital Authority
Revenue (Regional West Medical Center)	5.250%	2/1/37	10,500	11,674
				73,447

Nevada (0.1%)
Carson City NV Hospital Revenue (Carson
Tahoe Regional Medical Center)	5.000%	9/1/33	9,500	10,277
Las Vegas NV Convention & Visitors Authority
Revenue	5.000%	7/1/28	2,000	2,427
Las Vegas NV Convention & Visitors Authority
Revenue	5.000%	7/1/29	2,000	2,415
North Las Vegas NV Local Improvement (Valley
Vista Special Improvement District No. 64)	4.250%	6/1/34	600	622
North Las Vegas NV Local Improvement (Valley
Vista Special Improvement District No. 64)	4.500%	6/1/39	800	833
North Las Vegas NV Local Improvement (Valley
Vista Special Improvement District No. 64)	4.625%	6/1/43	800	834
North Las Vegas NV Local Improvement (Valley
Vista Special Improvement District No. 64)	4.625%	6/1/49	1,250	1,298
Reno NV Sales Tax Revenue (Reno
Transportation Rail Access)	0.000%	7/1/58	29,000	3,950
				22,656
New Hampshire (0.3%)
National Finance Authority NH Solid Waste
Disposal Revenue (Waste Management Inc.)
PUT	2.150%	7/1/24	3,250	3,310
National Finance Authority NH Solid Waste
Disposal Revenue (Waste Management Inc.)
PUT	2.150%	7/1/24	3,160	3,217
National Finance Authority NH Solid Waste
Disposal Revenue (Waste Management Inc.)
PUT	2.150%	7/1/24	2,000	2,036
National Finance Authority NH Solid Waste
Disposal Revenue (Waste Management Inc.)
PUT	2.150%	7/1/24	1,850	1,884
New Hampshire Health & Education Facilities
Authority Revenue (Elliott Hospital Obligated
Group)	5.000%	10/1/38	4,000	4,601
New Hampshire Health & Education Facilities
Authority Revenue (Hillside Village Entrance
Fee)	3.500%	7/1/22	2,200	2,202
New Hampshire Health & Education Facilities
Authority Revenue (Southern New Hampshire
University)	5.000%	1/1/34	1,375	1,475
New Hampshire Health & Education Facilities
Authority Revenue (Southern New Hampshire
University)	5.000%	1/1/42	3,750	4,163
New Hampshire Health & Education Facilities
Authority Revenue (Southern New Hampshire
University)	5.000%	1/1/42	4,450	4,750
New Hampshire Health & Education Facilities
Authority Revenue (Southern New Hampshire
University)	5.000%	1/1/47	7,870	8,713
New Hampshire Health & Education Facilities
Authority Revenue (Wentworth Douglas
Hospital)	7.000%	1/1/21 (Prere.)	7,000	7,565
				43,916
New Jersey (6.3%)
Atlantic City NJ GO	4.000%	11/1/24 (4)	4,805	5,120
Atlantic City NJ GO	5.000%	12/1/24	620	654

Atlantic City NJ GO	4.000%	11/1/25 (4)	2,405	2,550
Atlantic City NJ GO	5.000%	12/1/25	1,135	1,195
Atlantic City NJ GO	5.000%	12/1/26	365	384
Atlantic City NJ GO	5.000%	12/1/29	125	130
Camden County NJ Improvement Authority
Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)	5.750%	2/15/42	5,000	5,575
Camden County NJ Improvement Authority
Lease Revenue (Rowan University School of
Osteopathic Medicine Project)	5.000%	12/1/25	1,195	1,368
Gloucester County NJ Improvement Authority
Revenue (Rowan University)	5.000%	11/1/27 (4)	1,225	1,507
Gloucester County NJ Pollution Control
Financing Authority Revenue (Logan Project)	5.000%	12/1/24	12,875	13,956
New Jersey Casino Reinvestment Development
Authority Revenue (Hotel Room Fee)	5.250%	1/1/23 (2)	1,450	1,454
New Jersey Economic Development Authority
Revenue	5.000%	6/15/23	10,000	11,247
New Jersey Economic Development Authority
Revenue	5.000%	6/15/30	2,940	3,436
New Jersey Economic Development Authority
Revenue	5.500%	6/15/30	3,000	3,577
New Jersey Economic Development Authority
Revenue	5.000%	6/15/31	5,000	5,807
New Jersey Economic Development Authority
Revenue	5.500%	6/15/31	6,700	7,937
New Jersey Economic Development Authority
Revenue	5.000%	6/15/32	4,000	4,626
New Jersey Economic Development Authority
Revenue	5.250%	6/15/40	2,500	2,786
New Jersey Economic Development Authority
Revenue	5.000%	6/15/42	4,665	5,238
New Jersey Economic Development Authority
Revenue	5.000%	6/15/43	8,565	9,736
New Jersey Economic Development Authority
Revenue	4.625%	6/15/48	10,000	10,871
New Jersey Economic Development Authority
Revenue (Bancroft NeuroHealth Project)	5.000%	6/1/36	3,800	4,009
New Jersey Economic Development Authority
Revenue (Beloved Community Charter School
Inc. Project)	5.000%	6/15/39	2,120	2,276
New Jersey Economic Development Authority
Revenue (Beloved Community Charter School
Inc. Project)	5.000%	6/15/49	2,140	2,282
New Jersey Economic Development Authority
Revenue (Goethals Bridge Replacement
Project)	5.375%	1/1/43	3,250	3,634
New Jersey Economic Development Authority
Revenue (Motor Vehicle Surcharge)	5.000%	7/1/33	2,000	2,306
New Jersey Economic Development Authority
Revenue (Motor Vehicle Surcharges)	5.250%	7/1/24 (14)	18,055	20,928
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/19 (Prere.)	10,200	10,233
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	3/1/21 (Prere.)	2,055	2,192
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/21	6,745	7,112

New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/21	755	802
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	12/15/21 (14)	4,500	4,891
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/22	8,325	9,041
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/22	4,750	5,158
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.750%	9/1/23	700	747
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/24 (2)	6,300	7,408
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/26 (2)	5,000	6,084
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/27	1,650	1,774
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/27	2,385	2,522
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/27 (14)	5,000	6,182
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/32	3,000	3,229
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	6/15/40	19,485	21,163
New Jersey Economic Development Authority
Revenue (State Capitol Joint Management
Commission)	4.500%	6/15/40	1,870	2,037
New Jersey Economic Development Authority
Revenue (State Capitol Joint Management
Commission)	5.000%	6/15/43	8,955	10,180
New Jersey Economic Development Authority
Revenue (West Campus Housing LLC)	5.000%	7/1/35	1,150	1,226
New Jersey Economic Development Authority
Revenue (West Campus Housing LLC)	4.500%	7/1/41	2,850	2,899
New Jersey Economic Development Authority
Revenue (Provident Group-Montclair
Properties LLC - Montclair State University
Student Housing Project)	5.750%	6/1/20 (Prere.)	4,000	4,155
New Jersey Economic Development Authority
Special Facility Revenue (Continental Airlines
Inc. Project)	5.125%	9/15/23	12,730	13,803
New Jersey Economic Development Authority
Special Facility Revenue (Continental Airlines
Inc. Project)	5.250%	9/15/29	9,750	10,704
New Jersey Economic Development Authority
Special Facility Revenue (Port Newark
Container)	5.000%	10/1/37	10,200	11,603
New Jersey Economic Development Authority
Special Facility Revenue (Port Newark
Container)	5.000%	10/1/47	10,400	11,643
New Jersey Educational Facilities Authority
Revenue (College of St. Elizabeth)	5.000%	7/1/46	4,000	4,239
New Jersey Educational Facilities Authority
Revenue (Stockton University)	5.000%	7/1/32	3,000	3,506
New Jersey Educational Facilities Authority
Revenue (Stockton University)	5.000%	7/1/33	3,000	3,496

New Jersey Health Care Facilities Financing
Authority Lease Revenue (Marlboro
Psychiatric Hospital Project)	5.000%	9/15/29	5,000	5,500
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	7/1/38	7,720	9,201
New Jersey Health Care Facilities Financing
Authority Revenue (St. Joseph's Healthcare
System)	4.000%	7/1/48	13,540	14,314
New Jersey Health Care Facilities Financing
Authority Revenue (University Hospital)	4.125%	7/1/38 (4)	6,635	7,051
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/20	5,000	5,229
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/20	205	214
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/21	5,000	5,392
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/21	2,835	3,057
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/22	1,900	2,107
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/22	2,500	2,772
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/23	4,150	4,719
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/24	3,750	4,363
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/25	3,380	4,007
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/26	2,300	2,769
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/27	2,600	3,109
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/27	2,870	3,502
New Jersey Higher Education Assistance
Authority Student Loan Revenue	3.250%	12/1/28	4,500	4,744
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/28	1,405	1,721
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.750%	12/1/28	955	1,025
New Jersey Higher Education Assistance
Authority Student Loan Revenue	3.250%	12/1/29	5,000	5,239
New Jersey Higher Education Assistance
Authority Student Loan Revenue	3.500%	12/1/29	1,400	1,404
New Jersey Higher Education Assistance
Authority Student Loan Revenue	3.000%	12/1/30	6,800	6,894
New Jersey Higher Education Assistance
Authority Student Loan Revenue	3.250%	12/1/30	5,500	5,726
New Jersey Higher Education Assistance
Authority Student Loan Revenue	3.000%	12/1/31	7,500	7,560
New Jersey Higher Education Assistance
Authority Student Loan Revenue	3.500%	12/1/31	9,500	9,976
New Jersey Higher Education Assistance
Authority Student Loan Revenue	3.000%	12/1/33	8,500	8,489
New Jersey Higher Education Assistance
Authority Student Loan Revenue	3.000%	12/1/34	8,160	8,105

New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/27	7,910	9,490
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/28	10,550	12,556
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/30	6,375	7,475
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/31	1,000	1,164
New Jersey Transportation Trust Fund Authority
Revenue	5.000%	12/15/33	3,045	3,584
New Jersey Transportation Trust Fund Authority
Revenue	5.000%	12/15/34	12,625	14,778
New Jersey Transportation Trust Fund Authority
Revenue	5.000%	12/15/35	1,920	2,236
New Jersey Transportation Trust Fund Authority
Revenue	5.000%	12/15/36	12,665	14,695
New Jersey Transportation Trust Fund Authority
Revenue	4.000%	12/15/37 (15)	5,595	6,126
New Jersey Transportation Trust Fund Authority
Revenue	4.250%	12/15/38	4,590	4,959
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/22	1,500	1,645
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.250%	6/15/23	2,740	2,927
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	4.000%	12/15/31	2,385	2,620
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.250%	6/15/33	5,000	5,491
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	4.000%	6/15/36	3,790	4,060
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/36	5,000	5,416
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/38	13,000	14,226
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	4.125%	6/15/39	1,445	1,542
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.500%	6/15/39	5,300	5,812
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.250%	6/15/43	2,500	2,914
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/44	19,665	21,117
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/46	2,500	2,841
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/21 (12)	5,855	6,416
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/21	2,140	2,338
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/21 (14)	5,250	5,736
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/22 (2)	6,565	7,359
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.750%	6/15/23 (14)	10,050	11,605
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/23	2,500	2,875

New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/25 (2)	30,000	26,143
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/27	7,025	5,671
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	6/15/31	24,940	26,525
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/32	10,000	11,183
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/32	7,000	7,915
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/36	22,000	23,193
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/37	5,700	3,052
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/38	5,000	2,560
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/38	5,000	2,560
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	6/15/41	3,000	3,166
New Jersey Turnpike Authority Revenue	5.000%	7/1/22 (Prere.)	3,140	3,492
New Jersey Turnpike Authority Revenue	5.000%	7/1/22 (Prere.)	8,295	9,225
New Jersey Turnpike Authority Revenue	5.000%	7/1/22 (Prere.)	6,785	7,546
New Jersey Turnpike Authority Revenue	5.000%	7/1/22 (Prere.)	15,000	16,682
New Jersey Turnpike Authority Revenue	5.000%	1/1/31	10,000	12,189
New Jersey Turnpike Authority Revenue	5.000%	1/1/31	2,500	3,116
New Jersey Turnpike Authority Revenue	5.000%	1/1/32	10,000	12,134
New Jersey Turnpike Authority Revenue	5.000%	1/1/32	5,400	6,686
New Jersey Turnpike Authority Revenue	4.000%	1/1/35	15,500	17,392
New Jersey Turnpike Authority Revenue	5.000%	1/1/43	1,860	2,026
New Jersey Turnpike Authority Revenue	4.000%	1/1/48	25,360	27,951
Salem County NJ Pollution Control Financing
Authority Revenue (Chambers Project)	5.000%	12/1/23	27,895	30,061
South Jersey NJ Port Corp. Revenue	5.000%	1/1/34	1,150	1,335
South Jersey NJ Port Corp. Revenue	5.000%	1/1/35	1,250	1,446
South Jersey NJ Port Corp. Revenue	5.000%	1/1/37	1,370	1,574
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/31	4,000	4,793
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/46	23,160	25,872
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/46	34,980	37,847
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.250%	6/1/46	15,340	17,488
				975,633
New Mexico (0.4%)
New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Gerald Champion
Regional Medical Center)	5.500%	7/1/42	5,000	5,401
2 New Mexico Municipal Energy Acquisition
Authority Gas Supply Revenue PUT	5.000%	5/1/25	45,000	52,911
				58,312
New York (8.2%)
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	6.375%	1/15/20 (Prere.)	5,000	5,122

Brooklyn NY Local Development Corp. PILOT
Revenue (Brooklyn Events Center)	5.000%	7/15/27	4,000	4,826
Brooklyn NY Local Development Corp. PILOT
Revenue (Brooklyn Events Center)	5.000%	7/15/28	3,750	4,486
Hempstead NY Local Development Corp.
Revenue (Molloy College)	5.000%	7/1/33	475	558
Hempstead NY Local Development Corp.
Revenue (Molloy College)	5.000%	7/1/35	850	993
Hempstead NY Local Development Corp.
Revenue (Molloy College)	5.000%	7/1/36	670	781
Hempstead NY Local Development Corp.
Revenue (Molloy College)	5.000%	7/1/39	1,500	1,651
Hudson Yards Infrastructure Corp. New York
Revenue	5.750%	2/15/21 (Prere.)	15,725	16,868
5 Jefferson County NY Industrial Development
Agency Solid Waste Disposal Revenue	4.750%	1/1/20	1,190	1,189
5 Jefferson County NY Industrial Development
Agency Solid Waste Disposal Revenue	5.250%	1/1/24	6,280	6,250
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/29	4,500	5,524
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/29	1,000	1,197
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/30	1,510	1,842
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/31	5,000	6,065
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/31	1,000	1,185
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/32	1,000	1,181
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/33	1,600	1,886
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/34	1,500	1,763
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/44	12,040	13,641
Metropolitan Transportation Authority NY
Revenue	5.000%	11/15/45	9,390	11,294
Metropolitan Transportation Authority NY
Revenue	4.000%	11/15/50 (15)	20,000	21,948
Monroe County NY Industrial Development
Corp. Revenue (Rochester General Hospital)	5.000%	12/1/31	1,025	1,223
Monroe County NY Industrial Development
Corp. Revenue (Rochester General Hospital)	5.000%	12/1/46	3,000	3,440
Nassau County NY Local Economic Assistance
Corp. Revenue (Catholic Health Services of
Long Island Obligated Group Project)	5.000%	7/1/30	1,500	1,695
5 New York City NY Build NYC Resource Corp.
Revenue (Albert Einstein College of Medicine
Project)	5.500%	9/1/45	7,700	8,586
New York City NY Build NYC Resource Corp.
Revenue (New York Law School Project)	5.000%	7/1/28	4,035	4,596
New York City NY Build NYC Resource Corp.
Revenue (New York Law School Project)	5.000%	7/1/31	4,425	4,965
New York City NY Build NYC Resource Corp.
Revenue (New York Law School Project)	5.000%	7/1/41	5,905	6,467
New York City NY GO	5.000%	8/1/36	15,000	16,977

New York City NY GO	4.000%	3/1/42	10,000	11,052
New York City NY GO	5.000%	3/1/44	10,000	12,012
New York City NY Housing Development Corp.
Multi-Family Mortgage Revenue (8 Spruce
Street)	3.500%	2/15/48	1,000	1,040
New York City NY Industrial Development
Agency Airport Facilities Revenue (TRIPS
Obligated Group)	5.000%	7/1/28	4,000	4,323
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	12/15/21 (Prere.)	1,205	1,318
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/45	6,795	7,348
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/46	16,235	18,795
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/48	6,385	7,556
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	4.000%	6/15/49	5,500	6,049
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	4.000%	6/15/49	7,520	8,380
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/33	5,000	6,242
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/34	5,000	6,216
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/35	5,000	6,189
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/41	8,000	9,298
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/35	15,020	18,557
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/36	15,000	17,183
New York City NY Transitional Finance Authority
Future Tax Revenue	4.000%	11/1/36	4,135	4,731
New York City NY Transitional Finance Authority
Future Tax Revenue	4.000%	5/1/37	2,825	3,155
New York City NY Transitional Finance Authority
Future Tax Revenue	4.000%	11/1/37	3,200	3,641
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/37	11,250	13,270
New York City NY Transitional Finance Authority
Future Tax Revenue	4.000%	8/1/38	25,000	27,869
New York City NY Transitional Finance Authority
Future Tax Revenue	4.000%	11/1/38	3,350	3,794
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/38	7,865	8,913
New York City NY Transitional Finance Authority
Future Tax Revenue	4.000%	5/1/42	8,250	9,016
New York City NY Transitional Finance Authority
Future Tax Revenue	4.000%	5/1/42	7,000	7,753
New York City NY Transitional Finance Authority
Future Tax Revenue	4.000%	2/1/44	1,950	2,131
New York City NY Transitional Finance Authority
Future Tax Secured Revenue	5.000%	8/1/38	10,000	12,262
New York City NY Transitional Finance Authority
Revenue	5.000%	5/1/39	7,620	9,275

New York City NY Transitional Finance Authority
Revenue	4.000%	8/1/39	8,000	8,961
New York Convention Center Development
Corp. Revenue	0.000%	11/15/40	3,500	1,784
New York Convention Center Development
Corp. Revenue	5.000%	11/15/40	7,465	8,752
New York Convention Center Development
Corp. Revenue	0.000%	11/15/43	2,500	1,122
New York Convention Center Development
Corp. Revenue	0.000%	11/15/45	10,000	4,116
5 New York Counties Tobacco Trust Revenue	6.250%	6/1/41	8,950	9,136
New York Liberty Development Corp. Revenue	5.125%	1/15/44	5,000	5,083
New York Liberty Development Corp. Revenue	5.000%	11/15/44	5,080	5,436
New York Liberty Development Corp. Revenue	6.375%	7/15/49	10,870	11,109
New York Liberty Development Corp. Revenue	5.750%	11/15/51	11,000	12,038
New York Liberty Development Corp. Revenue
(Goldman Sachs Headquarters)	5.250%	10/1/35	13,070	17,522
New York Liberty Development Corp. Revenue
(Goldman Sachs Headquarters)	5.500%	10/1/37	5,025	6,980
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/20 (Prere.)	13,000	13,714
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/21 (Prere.)	9,000	9,827
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/21 (Prere.)	6,625	7,271
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/21 (Prere.)	1,875	2,058
New York Metropolitan Transportation Authority
Revenue	5.000%	5/15/23 (Prere.)	2,000	2,301
New York Metropolitan Transportation Authority
Revenue	5.000%	5/15/23 (Prere.)	2,000	2,301
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/23 (Prere.)	2,250	2,654
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/23 (Prere.)	2,500	2,949
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/36	9,225	10,615
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/37	6,875	8,136
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/38	8,575	9,540
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/40	3,000	3,452
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/56	5,500	6,469
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/56	7,000	8,156
New York Metropolitan Transportation Authority
Revenue (Dedicated Petroleum Tax)	5.000%	11/15/19 (Prere.)	3,250	3,287
New York Metropolitan Transportation Authority
Revenue (Dedicated Petroleum Tax)	6.000%	4/1/20 (ETM)	2,450	2,532
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/47	7,000	8,308
New York Metropolitan Transportation Authority
Revenue (Hudson Yards Development)	5.000%	11/15/51	10,000	10,618
New York Metropolitan Transportation Authority
Revenue (Hudson Yards Development)	5.000%	11/15/56	15,900	17,600

New York NY GO	5.000%	12/1/39	9,920	12,203
New York State Dormitory Authority Revenue	5.000%	3/15/43	15,000	18,210
New York State Dormitory Authority Revenue	4.000%	3/15/48	10,000	11,000
New York State Dormitory Authority Revenue
(Fordham University)	5.000%	7/1/41	3,775	4,411
New York State Dormitory Authority Revenue
(Icahn School of Medicine at Mount Sinai)	5.000%	7/1/34	14,370	16,664
New York State Dormitory Authority Revenue
(New York University)	4.000%	7/1/39	6,000	6,589
New York State Dormitory Authority Revenue
(New York University)	4.000%	7/1/43	6,500	7,088
New York State Dormitory Authority Revenue
(Orange Regional Medical Center Obligated
Group)	5.000%	12/1/24	1,800	2,085
New York State Dormitory Authority Revenue
(Orange Regional Medical Center Obligated
Group)	5.000%	12/1/29	2,700	3,228
New York State Dormitory Authority Revenue
(Orange Regional Medical Center Obligated
Group)	5.000%	12/1/31	1,600	1,892
New York State Dormitory Authority Revenue
(Orange Regional Medical Center Obligated
Group)	5.000%	12/1/32	4,000	4,715
New York State Dormitory Authority Revenue
(Orange Regional Medical Center Obligated
Group)	5.000%	12/1/33	700	822
New York State Dormitory Authority Revenue
(Orange Regional Medical Center Obligated
Group)	5.000%	12/1/34	1,000	1,168
New York State Dormitory Authority Revenue
(Orange Regional Medical Center Obligated
Group)	5.000%	12/1/37	400	463
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/31	4,295	5,070
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/32	8,920	10,618
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/33	3,050	3,700
New York State Dormitory Authority Revenue
(Personal Income Tax)	4.000%	2/15/36	6,920	7,728
New York State Dormitory Authority Revenue
(Personal Income Tax)	4.000%	2/15/37	8,500	9,450
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/39	3,000	3,467
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/39	9,000	10,677
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/40	11,745	14,338
New York State Dormitory Authority Revenue
(St. John's University)	5.000%	7/1/34	1,000	1,165
New York State Dormitory Authority Revenue
(The New School)	5.500%	7/1/20 (Prere.)	5,000	5,205
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/30	8,040	10,256
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/31	14,345	18,361

New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/38	15,000	18,282
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/41	5,035	6,134
New York State Dormitory Authority Sales Tax
Revenue	4.000%	3/15/44	7,180	7,944
New York State Liberty Development Corp.
Liberty Revenue (3 World Trade Center
Project)	5.000%	11/15/44	21,000	23,060
New York State Thruway Authority Revenue	5.000%	3/15/42	5,000	5,985
New York State Thruway Authority Revenue	5.000%	1/1/51	6,800	7,800
New York State Thruway Authority Revenue	5.250%	1/1/56	5,000	5,790
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/41	5,000	6,082
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/42	2,640	3,203
New York State Urban Development Corp.
Revenue (Personal Income Tax)	4.000%	3/15/48	10,000	11,051
New York Transportation Development Corp.
Special Facility Revenue (JFK International
Airport Project)	5.000%	8/1/26	17,500	18,511
New York Transportation Development Corp.
Special Facility Revenue (JFK International
Airport Project)	5.000%	8/1/31	38,270	40,277
New York Transportation Development Corp.
Special Facility Revenue (La Guardia Airport)	5.000%	1/1/32	13,500	16,103
New York Transportation Development Corp.
Special Facility Revenue (La Guardia Airport)	5.000%	1/1/33	8,000	9,511
New York Transportation Development Corp.
Special Facility Revenue (La Guardia Airport)	5.000%	1/1/34	5,500	6,516
New York Transportation Development Corp.
Special Facility Revenue (La Guardia Airport)	4.000%	7/1/35 (4)	5,000	5,334
New York Transportation Development Corp.
Special Facility Revenue (La Guardia Airport)	4.000%	1/1/36	5,000	5,390
New York Transportation Development Corp.
Special Facility Revenue (La Guardia Airport)	5.000%	1/1/36	5,000	5,894
New York Transportation Development Corp.
Special Facility Revenue (La Guardia Airport)	4.000%	7/1/36 (4)	5,500	5,853
New York Transportation Development Corp.
Special Facility Revenue (La Guardia Airport)	4.000%	7/1/41 (4)	2,060	2,172
Niagara NY Frontier Transportation Authority
Airport Revenue (Buffalo Niagara International
Airport)	5.000%	4/1/25	2,000	2,299
Niagara NY Frontier Transportation Authority
Airport Revenue (Buffalo Niagara International
Airport)	5.000%	4/1/26	3,775	4,324
Port Authority of New York & New Jersey
Revenue	5.000%	9/1/27	1,695	1,985
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/28	5,625	6,763
Port Authority of New York & New Jersey
Revenue	4.000%	3/15/30	30,000	34,579
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/32	9,900	10,628
Port Authority of New York & New Jersey
Revenue	5.000%	12/1/33	5,000	5,659

Port Authority of New York & New Jersey
Revenue	5.000%	10/1/35	2,400	2,839
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/36	2,665	3,045
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/37	4,665	5,320
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/41	2,755	3,236
Port Authority of New York & New Jersey
Revenue	5.000%	11/15/42	5,000	5,923
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/44	10,000	11,306
Port Authority of New York & New Jersey
Revenue	5.000%	11/15/46	9,530	11,300
Port Authority of New York & New Jersey
Revenue	5.000%	11/15/47	5,000	5,890
Port Authority of New York & New Jersey
Special Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	5.500%	12/1/31	4,000	4,216
Port Authority of New York & New Jersey
Special Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	6.000%	12/1/42	13,000	13,730
Suffolk County NY Economic Development
Corp. Revenue (Catholic Health Services)	5.000%	7/1/30	2,315	2,616
Suffolk County NY Economic Development
Corp. Revenue (Catholic Health Services)	5.000%	7/1/31	2,000	2,244
Syracuse NY Industrial Development Agency
Revenue (Carousel Center Project)	5.000%	1/1/30	2,750	3,043
Syracuse NY Industrial Development Agency
Revenue (Carousel Center Project)	5.000%	1/1/31	1,000	1,101
Syracuse NY Industrial Development Agency
Revenue (Carousel Center Project)	5.000%	1/1/32	2,370	2,610
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/36	7,050	8,060
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/41	1,000	1,091
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/42	10,930	13,084
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/46	10,000	11,753
Westchester County NY Health Care Corp.
Revenue	6.125%	11/1/20 (Prere.)	2,665	2,832
Westchester County NY Health Care Corp.
Revenue	6.125%	11/1/37	335	353
Westchester County NY Industrial Development
Agency Facilities Revenue (Million Air Two
LLC Obligated Group)	7.000%	6/1/46	7,035	7,903
Westchester County NY Local Development
Corp. Revenue (Pace University)	5.000%	5/1/34	2,050	2,252
Westchester County NY Local Development
Corp. Revenue (Pace University)	5.500%	5/1/42	9,000	9,971
Westchester County NY Local Development
Corp. Revenue (Westchester Medical Center)	5.000%	11/1/46	27,500	30,704
				1,263,518

North Carolina (0.5%)
Charlotte-Mecklenburg NC Hospital Authority
Health Care System Revenue (Carolinas
HealthCare System)	4.000%	1/15/38	4,500	4,906
New Hanover County NC Hospital Revenue
(New Hanover Regional Medical Center
Project)	5.000%	10/1/42	500	585
New Hanover County NC Hospital Revenue
(New Hanover Regional Medical Center
Project)	5.000%	10/1/47	975	1,135
North Carolina Medical Care Commission Health
Care Facilities Revenue (Maryfield Inc.)	5.000%	10/1/25	2,000	2,273
North Carolina Medical Care Commission Health
Care Facilities Revenue (Maryfield Inc.)	5.000%	10/1/30	2,000	2,170
North Carolina Medical Care Commission Health
Care Facilities Revenue (Maryfield Inc.)	5.000%	10/1/35	2,250	2,391
North Carolina Medical Care Commission Health
Care Facilities Revenue (Vidant Health)	5.000%	6/1/30	4,000	4,684
North Carolina Medical Care Commission Health
Care Facilities Revenue (Vidant Health)	5.000%	6/1/32	5,000	5,803
North Carolina Medical Care Commission Health
Care Facilities Revenue (Vidant Health)	5.000%	6/1/36	2,000	2,165
North Carolina Medical Care Commission Health
Care Facilities Revenue (Vidant Health)	5.000%	6/1/40	10,000	11,325
North Carolina Medical Care Commission
Retirement Facilities Mortgage Revenue
(Aldersgate)	6.250%	7/1/35	5,810	6,416
North Carolina Medical Care Commission
Retirement Facilities Mortgage Revenue
(Salemtowne Project)	5.000%	10/1/20	2,380	2,426
North Carolina Medical Care Commission
Retirement Facilities Mortgage Revenue
(Salemtowne Project)	5.000%	10/1/26	5,000	5,490
North Carolina Medical Care Commission
Retirement Facilities Mortgage Revenue
(Salemtowne Project)	5.000%	10/1/30	3,000	3,276
North Carolina Medical Care Commission
Retirement Facilities Revenue (Aldersgate
United Methodist Retirement Community, Inc.)	5.000%	7/1/47	1,150	1,224
North Carolina Medical Care Commission
Retirement Facilities Revenue (Southminster
Inc.)	5.000%	10/1/31	1,750	1,936
North Carolina Medical Care Commission
Retirement Facilities Revenue (Southminster
Inc.)	5.000%	10/1/37	4,800	5,234
North Carolina Medical Care Commission
Retirement Facilities Revenue (United Church
Homes & Services Obligated Group)	5.000%	9/1/41	2,115	2,269
North Carolina Medical Care Commission
Retirement Facilities Revenue (United Church
Homes & Services Obligated Group)	5.000%	9/1/46	3,160	3,377
North Carolina Turnpike Authority Revenue	5.000%	1/1/30	3,300	3,927
North Carolina Turnpike Authority Revenue
(Monroe Expressway Toll)	5.000%	7/1/47	3,610	4,078
North Carolina Turnpike Authority Revenue
(Monroe Expressway Toll)	5.000%	7/1/51	4,800	5,412
				82,502

North Dakota (0.2%)
Cass County ND Health Facilities Revenue
(Essentia Health Obligated Group)	5.250%	2/15/58	5,000	5,787
Ward County ND Health Care Facilities
Revenue (Trinity Health Obligated Group)	5.000%	6/1/34	4,705	5,442
Ward County ND Health Care Facilities
Revenue (Trinity Health Obligated Group)	5.000%	6/1/38	6,000	6,831
Ward County ND Health Care Facilities
Revenue (Trinity Health Obligated Group)	5.000%	6/1/43	5,000	5,638
				23,698
Ohio (2.3%)
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.250%	9/1/20 (Prere.)	10,000	10,431
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	5/1/33	6,500	7,072
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	4.000%	2/15/33	2,530	2,773
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	5.000%	2/15/41	3,000	3,421
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	5.000%	2/15/41	3,065	3,525
Bowling Green State University Ohio Student
Housing Revenue (CFP I LLC - State
University Project)	5.750%	6/1/20 (Prere.)	5,000	5,191
Buckeye Tobacco Settlement Financing
Authority Ohio Revenue	6.250%	6/1/37	5,000	5,034
Buckeye Tobacco Settlement Financing
Authority Ohio Revenue	6.500%	6/1/47	10,545	10,630
Butler County OH Hospital Facilities Revenue
(Kettering Health Network)	6.375%	4/1/36	3,750	4,046
Butler County OH Hospital Facilities Revenue
(Kettering Health Network)	5.625%	4/1/41	5,000	5,312
Butler County OH Hospital Facilities Revenue
(UC Health)	5.250%	11/1/20 (Prere.)	3,380	3,555
Butler County OH Hospital Facilities Revenue
(UC Health)	5.000%	11/15/45	8,810	10,007
Centerville OH Health Care Revenue
(Graceworks Lutheran Services)	5.250%	11/1/37	1,750	1,927
Centerville OH Health Care Revenue
(Graceworks Lutheran Services)	5.250%	11/1/47	3,195	3,468
Centerville OH Health Care Revenue
(Graceworks Lutheran Services)	5.250%	11/1/50	2,500	2,708
Chillicothe OH Hospital Facilities Revenue
(Adena Health System Obligated Group)	5.000%	12/1/37	5,700	6,771
Chillicothe OH Hospital Facilities Revenue
(Adena Health System Obligated Group)	5.000%	12/1/47	7,200	8,388
Cleveland OH Airport System Revenue	5.000%	1/1/27	3,510	4,247
Cuyahoga County OH Economic Development
Revenue	5.000%	1/1/33	400	497
Cuyahoga County OH Economic Development
Revenue	5.000%	1/1/34	300	372
Cuyahoga County OH Economic Development
Revenue	5.000%	1/1/35	500	617
Cuyahoga County OH Economic Development
Revenue	5.000%	1/1/36	450	553
Cuyahoga County OH Economic Development
Revenue	5.000%	1/1/37	435	532

Cuyahoga County OH Economic Development
Revenue	5.000%	1/1/38	700	853
Cuyahoga County OH Economic Development
Revenue	5.000%	1/1/39	705	857
Cuyahoga County OH Hospital Revenue
(MetroHealth System)	5.000%	2/15/31	5,630	6,495
Cuyahoga County OH Hospital Revenue
(MetroHealth System)	5.000%	2/15/37	4,455	5,039
Cuyahoga County OH Hospital Revenue
(MetroHealth System)	5.000%	2/15/42	5,000	5,609
Cuyahoga County OH Hospital Revenue
(MetroHealth System)	5.250%	2/15/47	10,250	11,685
Cuyahoga County OH Hospital Revenue
(MetroHealth System)	5.500%	2/15/52	10,000	11,555
Cuyahoga County OH Hospital Revenue
(MetroHealth System)	5.000%	2/15/57	10,050	11,108
Cuyahoga County OH Hospital Revenue
(MetroHealth System)	5.500%	2/15/57	6,000	6,911
Franklin County OH Hospital Facilities Revenue
(OhioHealth Corp.)	4.000%	5/15/47	8,645	9,390
Franklin County OH Revenue (Trinity Health
Corp.)	5.000%	12/1/47	2,385	2,808
Hamilton County OH Healthcare Revenue (Life
Enriching Communities)	5.000%	1/1/36	1,500	1,665
Hamilton County OH Healthcare Revenue (Life
Enriching Communities)	5.000%	1/1/37	1,000	1,117
Hamilton County OH Healthcare Revenue (Life
Enriching Communities)	5.000%	1/1/46	2,100	2,296
Hamilton County OH Healthcare Revenue (Life
Enriching Communities)	5.000%	1/1/47	1,500	1,653
Hamilton County OH Healthcare Revenue (Life
Enriching Communities)	5.000%	1/1/51	6,100	6,618
Hamilton County OH Healthcare Revenue (Life
Enriching Communities)	5.000%	1/1/52	1,130	1,239
Hamilton County OH Hospital Facilities Revenue
(TriHealth Obligated Group)	5.000%	8/15/42	15,000	17,451
Hamilton County OH Hospital Facilities Revenue
(TriHealth Obligated Group)	5.000%	8/15/47	11,520	13,328
JobsOhio Beverage System Statewide Liquor
Profits Revenue	5.000%	1/1/38	7,280	8,056
Lake County OH Port & Economic Development
Lease Revenue (Tapestry Wickliffe LLC)	6.750%	12/1/52	1,500	1,549
Lancaster OH Port Authority Gas Supply
Revenue PUT	5.000%	2/1/25	10,000	11,685
Little Miami OH School District GO	5.000%	11/1/43	1,000	1,153
Little Miami OH School District GO	5.000%	11/1/48	2,000	2,290
Little Miami OH School District GO	4.000%	11/1/55	6,500	6,807
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	5.250%	11/15/21 (Prere.)	2,670	2,914
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	6.000%	11/15/21 (Prere.)	3,000	3,325
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	5.250%	11/15/48	13,250	15,681
Miami County OH Hospital Facilities Revenue
(Kettering Health Network)	5.000%	8/1/49	12,000	14,015
Ohio Air Quality Development Authority
Revenue (Pratt Paper OH Inc.)	3.750%	1/15/28	5,500	5,891

Ohio Air Quality Development Authority
Revenue (Pratt Paper OH Inc.)	4.250%	1/15/38	25,170	26,825
Ohio Air Quality Development Authority
Revenue (Pratt Paper OH Inc.)	4.500%	1/15/48	5,000	5,337
Ohio Higher Educational Facility Commission
Revenue (Oberlin College Project)	4.000%	7/1/47	2,000	2,161
Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group)	4.000%	1/1/43	5,000	5,506
Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group)	4.000%	1/1/46	15,600	17,074
Ohio Hospital Revenue (University Hospitals
Health System Inc.)	5.000%	1/15/41	2,235	2,368
Ohio Private Activity Revenue (Portsmouth
Gateway Group LLC)	5.000%	12/31/39	3,540	3,886
Ohio Private Activity Revenue (Portsmouth
Gateway Group LLC)	5.000%	6/30/53	4,000	4,338
Penta Career Center Ohio COP	5.250%	4/1/26	3,505	3,846
				363,461
Oklahoma (0.7%)
Norman OK Regional Hospital Authority
Revenue	5.000%	9/1/28	1,000	1,200
Norman OK Regional Hospital Authority
Revenue	5.000%	9/1/30	1,900	2,248
Norman OK Regional Hospital Authority
Revenue	5.000%	9/1/31	1,000	1,177
Norman OK Regional Hospital Authority
Revenue	5.000%	9/1/37	7,390	8,606
Oklahoma Development Finance Authority
Health System Revenue (OU Medicine)	5.250%	8/15/43	8,500	10,074
Oklahoma Development Finance Authority
Health System Revenue (OU Medicine)	5.250%	8/15/48	5,000	5,890
Oklahoma Development Finance Authority
Health System Revenue (OU Medicine)	5.500%	8/15/52	12,000	14,286
Oklahoma Development Finance Authority
Health System Revenue (OU Medicine)	5.500%	8/15/57	23,000	27,263
Oklahoma Development Finance Authority
Revenue (Provident Oklahoma Education
Resources Inc.)	5.000%	8/1/47	4,575	3,012
Oklahoma Development Finance Authority
Revenue (Provident Oklahoma Education
Resources Inc.)	5.250%	8/1/57	3,000	1,975
Oklahoma Municipal Power Authority Power
Supply System Revenue	4.000%	1/1/35	580	633
Oklahoma Municipal Power Authority Power
Supply System Revenue	4.000%	1/1/36	295	321
Oklahoma Municipal Power Authority Power
Supply System Revenue	5.000%	1/1/38	3,500	4,052
Oklahoma Turnpike Authority Revenue	4.000%	1/1/34	4,000	4,452
Oklahoma Turnpike Authority Revenue	4.000%	1/1/42	4,500	4,923
Oklahoma Turnpike Authority Revenue	4.000%	1/1/48	8,890	9,637
Tulsa County OK Industrial Authority Senior
Living Community Revenue (Montereau Inc.)	5.000%	11/15/28	540	625
Tulsa County OK Industrial Authority Senior
Living Community Revenue (Montereau Inc.)	5.000%	11/15/29	400	461
Tulsa County OK Industrial Authority Senior
Living Community Revenue (Montereau Inc.)	5.000%	11/15/31	1,870	2,135

Tulsa County OK Industrial Authority Senior
Living Community Revenue (Montereau Inc.)	5.000%	11/15/32	700	796
Tulsa County OK Industrial Authority Senior
Living Community Revenue (Montereau Inc.)	5.250%	11/15/37	1,000	1,141
Tulsa County OK Industrial Authority Senior
Living Community Revenue (Montereau Inc.)	5.250%	11/15/45	2,250	2,537
				107,444
Oregon (0.5%)
Clackamas County OR School District No. 12
North Clackamas GO	5.000%	6/15/30	2,120	2,640
Clackamas County OR School District No. 62C
Oregon City GO	5.000%	6/15/43	8,375	10,178
Oregon Department of Transportation Highway
User Tax Revenue	5.000%	11/15/31	5,000	5,860
Oregon Facilities Authority Revenue (Samaritan
Health Services Project)	5.000%	10/1/32	3,600	4,170
Oregon Housing & Community Service
Department Single Family Mortgage Revenue	4.000%	7/1/44	1,340	1,404
Oregon State Business Development Division
Revenue (RED Rock Biofuels LLC)	6.500%	4/1/31	5,825	5,471
Oregon State Business Development Division
Revenue (RED Rock Biofuels LLC)	6.500%	4/1/31	10,550	9,909
Port of Portland OR International Airport
Revenue	5.000%	7/1/31	2,000	2,516
Port of Portland OR International Airport
Revenue	5.000%	7/1/32	1,650	2,065
Port of Portland OR International Airport
Revenue	5.000%	7/1/34	3,160	3,612
Port of Portland OR International Airport
Revenue	5.000%	7/1/37	2,870	3,378
Port of Portland OR International Airport
Revenue	5.000%	7/1/42	5,000	5,819
Port of Portland OR International Airport
Revenue	5.000%	7/1/47	5,000	5,785
Salem OR Hospital Facilities Authority Revenue
(Salem Health Project)	5.000%	5/15/46	8,000	9,136
Yamhill County OR Hospital Authority Revenue
(Friendsview Manor)	5.000%	11/15/46	2,250	2,479
				74,422
Pennsylvania (6.5%)
Allegheny County PA GO	5.000%	11/1/19 (Prere.)	3,265	3,297
Allegheny County PA Higher Education Building
Authority University Revenue (Chatham
University)	5.000%	9/1/35	1,985	2,103
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	7/15/29	4,400	5,665
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	7/15/32	2,500	3,146
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	4.000%	7/15/36	3,125	3,477
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	4.000%	7/15/37	4,680	5,189

Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	4.000%	7/15/38	4,000	4,414
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	4.000%	7/15/39	4,000	4,393
Allegheny County PA Sanitary Authority Sewer
Revenue	4.000%	12/1/31 (4)	1,000	1,127
Allegheny County PA Sanitary Authority Sewer
Revenue	4.000%	12/1/32 (4)	1,385	1,555
Allegheny County PA Sanitary Authority Sewer
Revenue	4.000%	12/1/33 (4)	2,000	2,239
Allentown PA Neighborhood Improvement Zone
Development Authority Tax Revenue	5.000%	5/1/30	2,650	2,818
Allentown PA Neighborhood Improvement Zone
Development Authority Tax Revenue	5.000%	5/1/33	1,250	1,435
Allentown PA Neighborhood Improvement Zone
Development Authority Tax Revenue	5.000%	5/1/42	14,500	15,174
Allentown PA Neighborhood Improvement Zone
Development Authority Tax Revenue	5.000%	5/1/42	12,850	14,138
Allentown PA Neighborhood Improvement Zone
Development Authority Tax Revenue	5.000%	5/1/42	3,500	3,876
Berks County PA Industrial Development
Authority Healthcare Facilities Revenue
(Highlands at Wyomissing)	5.000%	5/15/32	445	515
Berks County PA Industrial Development
Authority Healthcare Facilities Revenue
(Highlands at Wyomissing)	5.000%	5/15/42	500	562
Blythe Township PA Solid Waste Authority
Revenue	7.750%	12/1/37	3,000	3,394
Bucks County PA Industrial Development
Authority Revenue (New Hope Manor Project)	4.000%	3/1/25	1,020	1,096
Bucks County PA Industrial Development
Authority Revenue (New Hope Manor Project)	5.000%	3/1/33	1,865	2,200
Bucks County PA Industrial Development
Authority Revenue (New Hope Manor Project)	4.000%	3/1/41	2,630	2,829
Capital Region Water Pennsylvania Sewer
System Revenue	5.000%	7/15/42	4,000	4,695
Capital Region Water Pennsylvania Sewer
System Revenue	5.000%	7/15/47	12,290	14,345
Chester County PA Industrial Development
Authority Special Obligation Revenue
(Woodlands at Greystone Project)	4.375%	3/1/28	275	285
Chester County PA Industrial Development
Authority Special Obligation Revenue
(Woodlands at Greystone Project)	5.000%	3/1/38	650	687
Chester County PA Industrial Development
Authority Special Obligation Revenue
(Woodlands at Greystone Project)	5.125%	3/1/48	1,050	1,108
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/34	8,250	9,970
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/35	4,000	4,812
Commonwealth Financing Authority
Pennsylvania Revenue	4.000%	6/1/39 (4)	4,625	5,070

Cumberland County PA Municipal Authority
Revenue (Asbury Pennsylvania CCRC
Obligated Group)	5.250%	1/1/41	4,000	4,128
Delaware County PA Authority Revenue
(Haverford College)	5.000%	10/1/42	4,000	4,728
Doylestown PA Hospital Authority Revenue	5.000%	7/1/41	3,500	3,848
Doylestown PA Hospital Authority Revenue	5.000%	7/1/46	2,000	2,187
East Hempfield Township PA Industrial
Development Authority Revenue (Millersville
University Student Housing Project)	5.000%	7/1/35	1,060	1,153
East Hempfield Township PA Industrial
Development Authority Revenue (Millersville
University Student Housing Project)	5.000%	7/1/39	1,625	1,730
East Hempfield Township PA Industrial
Development Authority Revenue (Millersville
University Student Housing Project)	5.000%	7/1/46	3,175	3,362
Franklin County PA Industrial Development
Authority Revenue (Menno-Haven Inc.
Project)	5.000%	12/1/38	1,000	1,104
Franklin County PA Industrial Development
Authority Revenue (Menno-Haven Inc.
Project)	5.000%	12/1/43	1,200	1,315
Franklin County PA Industrial Development
Authority Revenue (Menno-Haven Inc.
Project)	5.000%	12/1/53	1,900	2,071
Lackawanna County PA Industrial Development
Authority Revenue (University of Scranton)	4.000%	11/1/40	3,975	4,198
Lancaster County PA Hospital Authority Health
System Revenue (University of Pennsylvania
Health System)	5.000%	8/15/46	7,000	8,117
Lancaster County PA Hospital Authority
Revenue (Brethren Village Project)	5.125%	7/1/37	1,500	1,619
Lancaster County PA Hospital Authority
Revenue (Brethren Village Project)	5.250%	7/1/41	1,500	1,626
Lehigh County PA Authority Water & Sewer
Revenue	5.000%	12/1/43	4,440	4,955
Lehigh County PA General Purpose Authority
Revenue (Bible Fellowship Church Homes
Inc. Project)	5.125%	7/1/32	2,710	2,767
Lehigh County PA General Purpose Authority
Revenue (Bible Fellowship Church Homes
Inc. Project)	5.250%	7/1/42	4,150	4,237
Lehigh County PA General Purpose Hospital
Authority Revenue (Lehigh Valley Health
Network)	4.000%	7/1/33	2,940	3,160
Lehigh County PA General Purpose Hospital
Authority Revenue (Lehigh Valley Health
Network)	4.000%	7/1/35	10,050	10,683
Montgomery County PA Higher Education &
Health Authority Revenue (Arcadia University)	5.750%	4/1/40	3,530	3,891
Montgomery County PA Higher Education &
Health Authority Revenue (Holy Redeemer
Health System)	5.000%	10/1/40	500	553
Montgomery County PA Higher Education &
Health Authority Revenue (Thomas Jefferson
University)	4.000%	9/1/35	2,000	2,220

Montgomery County PA Higher Education &
Health Authority Revenue (Thomas Jefferson
University)	4.000%	9/1/38	1,160	1,273
Montgomery County PA Higher Education &
Health Authority Revenue (Thomas Jefferson
University)	4.000%	9/1/39	2,545	2,783
Montgomery County PA Higher Education &
Health Authority Revenue (Thomas Jefferson
University)	4.000%	9/1/49	8,160	8,755
Montgomery County PA Higher Education &
Health Authority Revenue (Thomas Jefferson
University)	4.000%	9/1/51	4,750	5,079
Montgomery County PA Higher Education &
Health Authority Revenue (Thomas Jefferson
University)	5.000%	9/1/51	1,375	1,626
Montgomery County PA Higher Education &
Health Authority Revenue (Ursinus College)	5.250%	11/1/42	3,640	4,085
Montgomery County PA Industrial Development
Authority Health Services Revenue (Albert
Einstein Healthcare Network)	5.250%	1/15/36	11,300	12,740
Montgomery County PA Industrial Development
Authority Health Services Revenue (Albert
Einstein Healthcare Network)	5.250%	1/15/45	10,035	11,193
Montgomery County PA Industrial Development
Authority Health Services Revenue (Albert
Einstein Healthcare Network)	5.250%	1/15/46	1,700	1,895
Montgomery County PA Industrial Development
Authority Revenue (Foulkeways at Gwynedd)	5.000%	12/1/46	1,750	1,924
Montgomery County PA Industrial Development
Authority Revenue (Philadelphia Presbyterian
Homes Inc. Project)	7.000%	12/1/21 (Prere.)	2,500	2,830
Montgomery County PA Industrial Development
Authority Revenue (Philadelphia Presbyterian
Homes Inc. Project)	7.000%	12/1/21 (Prere.)	2,670	3,023
Montgomery County PA Industrial Development
Authority Revenue (Philadelphia Presbyterian
Homes Inc. Project)	5.000%	12/1/32	3,765	4,173
Montgomery County PA Industrial Development
Authority Revenue (Philadelphia Presbyterian
Homes Inc. Project)	5.000%	12/1/37	2,800	3,078
Montgomery County PA Industrial Development
Authority Revenue (Philadelphia Presbyterian
Homes Inc. Project)	5.000%	12/1/47	2,000	2,175
Montgomery County PA Industrial Development
Authority Revenue (Whitemarsh Continuing
Care Retirement Community Inc.)	5.250%	1/1/40	5,000	5,123
Montgomery County PA Industrial Development
Authority Revenue (Whitemarsh Continuing
Care Retirement Community Inc.)	5.375%	1/1/50	10,120	10,404
Moon Industrial Development Authority
Pennsylvania Revenue (Baptist Home Society
Obligated Group)	6.000%	7/1/45	1,600	1,726
Moon Industrial Development Authority
Pennsylvania Revenue (Baptist Home Society
Obligated Group)	6.125%	7/1/50	15,000	16,236
Mount Lebanon PA Hospital Authority Revenue
(St. Clair Memorial Hospital Project)	4.000%	7/1/48	12,000	12,849

Northeastern Pennsylvania Hospital &
Educational Authority Revenue (Wilkes
University Project)	5.000%	3/1/37	765	841
Pennsylvania Economic Development Financing
Authority Exempt Facilities Revenue (National
Gypsum Co.)	5.500%	11/1/44	5,000	5,313
Pennsylvania Economic Development Financing
Authority Revenue (PA Bridges Financing
Corp.)	5.000%	12/31/38	4,000	4,552
Pennsylvania Economic Development Financing
Authority Revenue (Rapid Bridge
Replacement Project)	5.000%	12/31/25	225	264
Pennsylvania Economic Development Financing
Authority Revenue (Rapid Bridge
Replacement Project)	5.000%	12/31/29	10,000	11,640
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	4.000%	11/15/36	8,965	9,924
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	4.000%	11/15/37	10,000	11,032
4 Pennsylvania Economic Development Financing
Authority Solid Waste Disposal Revenue
(Republic Services Inc. Project) PUT	1.500%	10/15/19	6,000	6,001
4 Pennsylvania Economic Development Financing
Authority Solid Waste Disposal Revenue
(Republic Services Inc. Project) PUT	1.500%	10/15/19	6,500	6,501
Pennsylvania Economic Development Financing
Authority Solid Waste Disposal Revenue
(Waste Management Inc. Project) PUT	2.150%	7/1/24	9,300	9,476
Pennsylvania GO	5.000%	7/15/28	10,000	12,686
Pennsylvania GO	5.000%	8/1/32	8,235	9,584
Pennsylvania GO	5.000%	8/1/33	6,440	7,459
Pennsylvania GO	4.000%	3/1/37 (15)	5,000	5,579
Pennsylvania Higher Educational Facilities
Authority Revenue	4.000%	2/15/43	5,000	5,535
Pennsylvania Higher Educational Facilities
Authority Revenue (Foundation for Indiana
University of Pennsylvania Student Housing)	5.000%	7/1/22 (Prere.)	2,275	2,520
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson
University)	5.250%	9/1/50	15,120	17,164
Pennsylvania Turnpike Commission Revenue	6.500%	12/1/20 (Prere.)	4,000	4,283
Pennsylvania Turnpike Commission Revenue	5.500%	12/1/23 (Prere.)	4,110	4,861
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/27	30,000	35,923
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/30	10,010	11,896
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/31	10,000	11,829
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/33	9,200	10,674
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/33	5,000	5,801
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/35	4,000	4,766
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/35	12,475	15,130
Pennsylvania Turnpike Commission Revenue	4.000%	12/1/36	5,000	5,517
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/37	6,245	7,155
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/38	1,000	1,191
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/39	12,000	13,772
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/39	18,275	21,838
Pennsylvania Turnpike Commission Revenue	5.250%	12/1/39	13,045	14,768
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/40	6,400	7,322
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/40	16,415	18,677

Pennsylvania Turnpike Commission Revenue	5.000%	12/1/40	11,225	12,970
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/41	5,000	5,765
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/41	17,000	19,317
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/42	9,500	11,245
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/44	5,400	6,363
Pennsylvania Turnpike Commission Revenue	5.250%	12/1/45	3,500	4,008
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/46	10,530	11,875
Pennsylvania Turnpike Commission Revenue	5.250%	6/1/47	5,000	5,817
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/47	10,000	11,772
Pennsylvania Turnpike Commission Revenue	4.000%	12/1/49	8,005	8,606
1 Pennsylvania Turnpike Commission Revenue,
5.125% coupon rate effective 6/1/2024	0.000%	12/1/39	8,000	7,790
Philadelphia PA Airport Revenue	5.000%	7/1/33	2,500	2,990
Philadelphia PA Airport Revenue	5.000%	7/1/34	5,680	6,768
Philadelphia PA Airport Revenue	5.000%	7/1/35	7,680	9,121
Philadelphia PA Airport Revenue	5.000%	7/1/37	4,000	4,720
Philadelphia PA Airport Revenue	5.000%	7/1/42	7,350	8,576
Philadelphia PA Airport Revenue	5.000%	7/1/47	5,000	5,798
Philadelphia PA Authority for Industrial
Development Revenue (Cultural &
Commercial Corridors)	5.000%	12/1/27	5,000	5,959
Philadelphia PA Authority for Industrial
Development Revenue (Thomas Jefferson
University)	5.000%	9/1/42	6,600	7,691
Philadelphia PA Gas Works Revenue	5.000%	8/1/26	3,545	4,231
Philadelphia PA Gas Works Revenue	5.000%	8/1/27	2,000	2,373
Philadelphia PA Gas Works Revenue	5.000%	8/1/28	2,000	2,366
Philadelphia PA Gas Works Revenue	5.000%	10/1/30	4,200	5,028
Philadelphia PA Gas Works Revenue	5.000%	10/1/32	3,335	3,964
Philadelphia PA Gas Works Revenue	5.000%	8/1/33	1,000	1,161
Philadelphia PA Gas Works Revenue	5.000%	8/1/34	1,000	1,157
Philadelphia PA Gas Works Revenue	4.000%	10/1/35	1,845	1,991
Philadelphia PA Gas Works Revenue	4.000%	10/1/36	1,750	1,883
Philadelphia PA Gas Works Revenue	5.000%	8/1/42	6,300	7,365
Philadelphia PA Gas Works Revenue	5.000%	8/1/47	9,255	10,759
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.000%	7/1/30	2,950	3,409
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.000%	7/1/31	1,750	2,005
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.000%	7/1/32	1,500	1,707
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.000%	7/1/33	1,000	1,135
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.000%	7/1/34	1,000	1,130
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.625%	7/1/36	5,850	6,345
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.625%	7/1/42	7,930	8,569
Philadelphia PA School District GO	5.000%	9/1/29	1,100	1,358

Philadelphia PA School District GO	5.000%	9/1/30	1,445	1,771
Philadelphia PA School District GO	5.000%	9/1/31	1,515	1,845
Philadelphia PA School District GO	5.000%	9/1/32	1,500	1,820
Philadelphia PA School District GO	5.000%	9/1/34	2,450	2,942
Philadelphia PA School District GO	5.000%	9/1/36	2,200	2,621
Philadelphia PA School District GO	5.000%	9/1/38	1,250	1,481
Philadelphia PA Water & Waste Water Revenue	5.000%	7/1/40	3,510	3,953
Philadelphia PA Water & Waste Water Revenue	5.000%	10/1/42	7,885	9,316
Philadelphia PA Water & Waste Water Revenue	5.000%	10/1/47	25,035	29,495
Philadelphia PA Water & Waste Water Revenue	5.000%	10/1/52	2,500	2,925
Philadelphia PA Water & Waste Water Revenue	5.250%	10/1/52	7,000	8,362
Pittsburgh PA GO	5.000%	9/1/25	500	604
Pittsburgh PA GO	5.000%	9/1/27	625	785
Pittsburgh PA GO	5.000%	9/1/28	590	736
Pittsburgh PA GO	4.000%	9/1/32	500	565
Pittsburgh PA GO	4.000%	9/1/33	500	563
Pocono Mountains Industrial Park Authority
Pennsylvania Hospital Revenue (St. Luke's
Hospital Obligated Group)	5.000%	8/15/40	8,125	9,029
Quakertown PA General Authority Health
Facilities Revenue (LifeQuest Obligated
Group)	3.125%	7/1/21	8,365	8,338
Susquehanna PA Area Regional Airport
Authority System Revenue	4.000%	1/1/33 (15)	10,000	10,392
Susquehanna PA Area Regional Airport
Authority System Revenue	5.000%	1/1/35	1,000	1,151
Susquehanna PA Area Regional Airport
Authority System Revenue	5.000%	1/1/38	1,500	1,709
Washington County Redevelopment Authority
Tax Allocation Revenue	4.000%	7/1/23	905	916
5 Westmoreland County PA Industrial
Development Authority Revenue	4.720%	7/1/35	35,000	37,583
				997,699
Puerto Rico (0.9%)
Puerto Rico Aqueduct & Sewer Authority
Revenue	5.250%	7/1/24	5,380	5,468
Puerto Rico Aqueduct & Sewer Authority
Revenue	5.000%	7/1/33	55	55
Puerto Rico Aqueduct & Sewer Authority
Revenue	5.125%	7/1/37	95	96
Puerto Rico Aqueduct & Sewer Authority
Revenue	5.250%	7/1/42	4,185	4,227
Puerto Rico Electric Power Authority Power
Revenue	5.000%	7/1/23	3,735	2,829
Puerto Rico Electric Power Authority Power
Revenue	5.000%	7/1/29	4,900	3,712
Puerto Rico Electric Power Authority Power
Revenue	5.000%	7/1/32	3,230	2,447
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/26	2,500	1,900
Puerto Rico Electric Power Authority Revenue	5.000%	7/1/28	1,000	758
Puerto Rico Highway & Transportation Authority
Transportation Revenue	5.250%	7/1/41 (12)	5,000	5,459
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/24	8,377	7,175
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/27	8,461	6,496
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/29	29,658	20,848
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/31	27,790	17,473
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/33	528	296

Puerto Rico Sales Tax Financing Corp. Revenue	4.500%	7/1/34	5,386	5,558
Puerto Rico Sales Tax Financing Corp. Revenue	4.550%	7/1/40	11,000	10,560
Puerto Rico Sales Tax Financing Corp. Revenue	4.550%	7/1/40	196	196
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/46	5,023	1,154
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/51	4,092	692
Puerto Rico Sales Tax Financing Corp. Revenue	4.750%	7/1/53	1,436	1,404
Puerto Rico Sales Tax Financing Corp. Revenue	5.000%	7/1/58	32,903	32,901
				131,704
Rhode Island (0.6%)
Rhode Island Commerce Corp. Airport Revenue	5.000%	7/1/41	1,000	1,142
Rhode Island Health & Educational Building
Corp. Higher Education Facilities Revenue
(Providence College)	5.000%	11/1/42	2,000	2,347
Rhode Island Health & Educational Building
Corp. Higher Education Facilities Revenue
(Providence College)	5.000%	11/1/47	8,350	9,763
Rhode Island Health & Educational Building
Corp. Higher Education Facilities Revenue
(University of Rhode Island)	5.000%	9/15/28	2,505	3,035
Rhode Island Health & Educational Building
Corp. Higher Education Facilities Revenue
(University of Rhode Island)	5.000%	9/15/29	5,170	6,232
Rhode Island Health & Educational Building
Corp. Higher Education Facilities Revenue
(University of Rhode Island)	5.000%	9/15/30	2,105	2,523
Rhode Island Health & Educational Building
Corp. Higher Education Facilities Revenue
(University of Rhode Island)	4.000%	9/15/31	1,000	1,109
Rhode Island Health & Educational Building
Corp. Higher Education Facilities Revenue
(University of Rhode Island)	4.000%	9/15/32	1,250	1,382
Rhode Island Health & Educational Building
Corp. Higher Education Facilities Revenue
(University of Rhode Island)	4.000%	9/15/33	1,350	1,489
Rhode Island Health & Educational Building
Corp. Higher Education Facilities Revenue
(University of Rhode Island)	4.000%	9/15/34	1,325	1,456
Rhode Island Health & Educational Building
Corp. Higher Education Facilities Revenue
(University of Rhode Island)	4.000%	9/15/35	1,000	1,108
Rhode Island Health & Educational Building
Corp. Higher Education Facilities Revenue
(University of Rhode Island)	4.000%	9/15/35	1,685	1,867
Rhode Island Health & Educational Building
Corp. Higher Education Facilities Revenue
(University of Rhode Island)	4.000%	9/15/36	1,000	1,104
Rhode Island Health & Educational Building
Corp. Higher Education Facilities Revenue
(University of Rhode Island)	4.000%	9/15/36	1,590	1,756
Rhode Island Health & Educational Building
Corp. Higher Education Facilities Revenue
(University of Rhode Island)	4.000%	9/15/37	1,250	1,375
Rhode Island Health & Educational Building
Corp. Higher Education Facilities Revenue
(University of Rhode Island)	4.000%	9/15/37	1,270	1,397

Rhode Island Health & Educational Building
Corp. Hospital Financing Revenue (Care New
England Health System Obligated Group)	5.000%	9/1/31	4,500	5,131
Rhode Island Health & Educational Building
Corp. Hospital Financing Revenue (Care New
England Health System Obligated Group)	5.000%	9/1/36	8,500	9,549
Rhode Island Health & Educational Building
Corp. Providence Public Schools Revenue
(Providence Public Buildings Authority)	5.000%	5/15/27 (4)	10,040	11,822
Rhode Island Student Loan Authority Student
Loan Revenue	5.000%	12/1/22	875	969
Rhode Island Student Loan Authority Student
Loan Revenue	5.000%	12/1/23	750	852
Rhode Island Student Loan Authority Student
Loan Revenue	5.000%	12/1/24	1,350	1,566
Rhode Island Student Loan Authority Student
Loan Revenue	5.000%	12/1/25	850	1,003
Rhode Island Student Loan Authority Student
Loan Revenue	3.800%	12/1/31	2,795	2,936
Tobacco Settlement Financing Corp. Rhode
Island Revenue	5.000%	6/1/29	4,530	5,137
Tobacco Settlement Financing Corp. Rhode
Island Revenue	5.000%	6/1/30	4,000	4,508
Tobacco Settlement Financing Corp. Rhode
Island Revenue	2.250%	6/1/41	5,260	5,277
				87,835
South Carolina (1.7%)
Charleston SC Waterworks & Sewer Capital
Improvement Revenue	5.000%	1/1/49	10,000	12,492
Greenwood County SC Hospital Revenue (Self
Regional Healthcare)	4.000%	10/1/38	7,650	8,246
Greenwood County SC Hospital Revenue (Self
Regional Healthcare)	4.000%	10/1/39	1,500	1,611
Lexington County SC Health Services District
Inc. Hospital Revenue	5.000%	11/1/41	11,100	12,728
Patriots Energy Group Finance Authority SC
Gas Supply Revenue PUT	4.000%	2/1/20	10,000	10,987
Piedmont SC Municipal Power Agency Revenue	5.750%	1/1/34 (4)	10,000	10,793
Rock Hill SC Utility System Revenue	5.000%	1/1/32	630	791
Rock Hill SC Utility System Revenue	5.000%	1/1/33	1,020	1,276
Rock Hill SC Utility System Revenue	5.000%	1/1/35	1,120	1,390
Rock Hill SC Utility System Revenue	4.000%	1/1/36	1,500	1,684
South Carolina Jobs Economic Development
Authority Hospital Revenue (AnMed Health
Project)	5.000%	2/1/25	2,180	2,565
South Carolina Jobs Economic Development
Authority Hospital Revenue (Conway
Hospitals Inc.)	5.250%	7/1/47	7,500	8,590
South Carolina Jobs Economic Development
Authority Hospital Revenue (Prisma Health)	4.250%	5/1/48	4,880	5,228
South Carolina Jobs Economic Development
Authority Revenue (Care Alliance Health
Services)	5.250%	8/15/46	15,000	16,953
South Carolina Ports Authority Revenue	5.000%	7/1/27	4,000	4,957
South Carolina Ports Authority Revenue	5.000%	7/1/28	2,000	2,522
South Carolina Ports Authority Revenue	5.000%	7/1/29	2,040	2,557
South Carolina Ports Authority Revenue	5.000%	7/1/30	2,000	2,487

South Carolina Ports Authority Revenue	5.250%	7/1/55	10,245	11,641
South Carolina Public Service Authority
Revenue	5.000%	12/1/26	5,000	5,846
South Carolina Public Service Authority
Revenue	5.000%	12/1/30	3,755	4,017
South Carolina Public Service Authority
Revenue	5.000%	12/1/30	2,500	2,709
South Carolina Public Service Authority
Revenue	5.000%	12/1/30	1,000	1,192
South Carolina Public Service Authority
Revenue	5.000%	12/1/31	3,790	4,498
South Carolina Public Service Authority
Revenue	5.000%	12/1/31	2,150	2,579
South Carolina Public Service Authority
Revenue	5.000%	12/1/31	2,265	2,604
South Carolina Public Service Authority
Revenue	5.000%	12/1/31	1,150	1,335
South Carolina Public Service Authority
Revenue	5.500%	12/1/33	1,305	1,489
South Carolina Public Service Authority
Revenue	5.000%	12/1/35	7,940	9,042
South Carolina Public Service Authority
Revenue	5.000%	12/1/35	990	1,158
South Carolina Public Service Authority
Revenue	5.000%	12/1/36	5,030	5,926
South Carolina Public Service Authority
Revenue	5.000%	12/1/36	11,100	11,844
South Carolina Public Service Authority
Revenue	5.000%	12/1/37	3,685	4,288
South Carolina Public Service Authority
Revenue	5.000%	12/1/38	5,500	6,095
South Carolina Public Service Authority
Revenue	5.000%	12/1/38	410	454
South Carolina Public Service Authority
Revenue	5.000%	12/1/38	50	56
South Carolina Public Service Authority
Revenue	5.000%	12/1/38	11,125	12,917
South Carolina Public Service Authority
Revenue	5.000%	12/1/39	5,000	5,649
South Carolina Public Service Authority
Revenue	5.000%	12/1/43	8,650	9,240
South Carolina Public Service Authority
Revenue	5.125%	12/1/43	540	598
South Carolina Public Service Authority
Revenue	5.000%	12/1/46	9,215	10,341
South Carolina Public Service Authority
Revenue	5.000%	12/1/48	600	660
South Carolina Public Service Authority
Revenue	5.000%	12/1/49	4,605	5,107
South Carolina Public Service Authority
Revenue	5.000%	12/1/50	10,550	11,892
South Carolina Public Service Authority
Revenue	5.000%	12/1/55	2,600	2,923
South Carolina Public Service Authority
Revenue	5.250%	12/1/55	5,195	5,967
South Carolina Public Service Authority
Revenue	5.000%	12/1/56	9,600	11,010

Spartanburg SC Regional Health Services
District Revenue	5.000%	4/15/32	3,680	3,960
				264,894
South Dakota (0.3%)
Rapid City SD Sales Tax Revenue	4.000%	12/1/48	7,500	8,024
South Dakota Building Authority Revenue	5.000%	6/1/38	4,000	4,472
South Dakota Health & Educational Facilities
Authority Revenue (Regional Health System
Obligated Group)	5.000%	9/1/40	10,000	11,709
South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	5.000%	11/1/37	10,000	10,929
South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	5.000%	11/1/44	5,000	5,593
				40,727
Tennessee (1.0%)
Blount County TN Health & Educational
Facilities Board Revenue (Asbury Inc.)	5.000%	1/1/31	1,700	1,829
Blount County TN Health & Educational
Facilities Board Revenue (Asbury Inc.)	5.000%	1/1/37	375	396
Blount County TN Health & Educational
Facilities Board Revenue (Asbury Inc.)	5.000%	1/1/47	2,125	2,217
Chattanooga TN Health Educational & Housing
Facility Board Revenue (Catholic Health
Initiatives)	5.250%	1/1/23 (Prere.)	6,500	7,334
Chattanooga-Hamilton County TN Hospital
Authority Hospital Revenue	5.000%	10/1/39	7,600	8,404
Chattanooga-Hamilton County TN Hospital
Authority Hospital Revenue	5.000%	10/1/44	10,280	11,308
Knox County TN Health Educational & Housing
Facilities Board Hospital Facilities Revenue
(East Tennessee Children's Hospital)	4.000%	11/15/48	5,000	5,333
Metropolitan Government of Nashville &
Davidson County TN Health & Educational
Facilities Board Revenue (Trevecca Nazarene
University)	5.000%	10/1/34	450	526
Metropolitan Government of Nashville &
Davidson County TN Health & Educational
Facilities Board Revenue (Trevecca Nazarene
University)	5.000%	10/1/39	900	1,035
Metropolitan Government of Nashville &
Davidson County TN Health & Educational
Facilities Board Revenue (Trevecca Nazarene
University)	5.000%	10/1/48	1,800	2,042
Metropolitan Government of Nashville &
Davidson County TN Health & Educational
Facilities Board Revenue (Vanderbilt
University)	5.000%	7/1/40	4,000	4,631
Metropolitan Government of Nashville &
Davidson County TN Health & Educational
Facilities Board Revenue (Vanderbilt
University)	5.000%	7/1/46	5,000	5,731
Metropolitan Government of Nashville &
Davidson County TN Industrial Development
Board Revenue (Waste Management Inc.
Tennessee Project) PUT	2.850%	8/2/21	3,000	3,075
Tennergy Corp. TN Gas Revenue PUT	5.000%	10/1/24	25,000	28,975

Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/21	2,350	2,516
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/22	1,010	1,089
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/22	6,285	6,925
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/23	2,190	2,422
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/23	1,665	1,884
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/24	5,875	6,644
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/24	8,060	9,334
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/26	3,535	4,236
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/27	16,325	19,432
Tennessee Energy Acquisition Corp. Gas
Revenue PUT	4.000%	11/1/25	17,000	18,864
Tennessee Housing Development Agency
Homeownership Program Revenue	4.500%	1/1/38	430	446
Tennessee Housing Development Agency
Residential Finance Program Revenue	4.000%	7/1/39	1,700	1,778
				158,406
Texas (6.9%)
Abilene TX Independent School District GO	4.000%	2/15/30	2,000	2,334
Abilene TX Independent School District GO	4.000%	2/15/31	1,840	2,132
Austin Convention Enterprises Inc. Texas
Convention Center Revenue	5.000%	1/1/28	1,200	1,439
Austin Convention Enterprises Inc. Texas
Convention Center Revenue	5.000%	1/1/28	600	703
Austin Convention Enterprises Inc. Texas
Convention Center Revenue	5.000%	1/1/29	1,175	1,398
Austin Convention Enterprises Inc. Texas
Convention Center Revenue	5.000%	1/1/29	500	584
Austin Convention Enterprises Inc. Texas
Convention Center Revenue	5.000%	1/1/30	1,025	1,217
Austin Convention Enterprises Inc. Texas
Convention Center Revenue	5.000%	1/1/30	500	582
Austin Convention Enterprises Inc. Texas
Convention Center Revenue	5.000%	1/1/31	1,200	1,421
Austin Convention Enterprises Inc. Texas
Convention Center Revenue	5.000%	1/1/32	850	985
Austin Convention Enterprises Inc. Texas
Convention Center Revenue	5.000%	1/1/34	500	575
2 Austin TX Airport System Revenue	5.000%	11/15/25	1,000	1,208
2 Austin TX Airport System Revenue	5.000%	11/15/26	1,200	1,475
2 Austin TX Airport System Revenue	5.000%	11/15/27	1,750	2,185
2 Austin TX Airport System Revenue	5.000%	11/15/28	2,255	2,852
Austin TX Airport System Revenue	5.000%	11/15/26	1,000	1,175
Austin TX Airport System Revenue	5.000%	11/15/31	1,035	1,235
Austin TX Airport System Revenue	5.000%	11/15/33	1,155	1,370
Austin TX Airport System Revenue	5.000%	11/15/35	1,255	1,479
Austin TX Airport System Revenue	5.000%	11/15/37	1,410	1,652
Austin TX Airport System Revenue	5.000%	11/15/39	5,890	6,712
Austin TX Airport System Revenue	5.000%	11/15/41	4,000	4,646

Austin TX Airport System Revenue	5.000%	11/15/46	5,015	5,786
Brownsville TX Utility System Revenue	4.000%	9/1/30	10,000	10,695
Central Texas Regional Mobility Authority
Revenue	6.250%	1/1/21 (Prere.)	1,500	1,605
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/32	4,090	2,900
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/33	3,000	2,034
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/33	1,300	1,507
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/33	6,590	7,212
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/34	1,350	1,560
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/35	1,650	1,905
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/36	1,375	1,584
Central Texas Regional Mobility Authority
Revenue	4.000%	1/1/41	6,000	6,360
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/43	750	812
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/45	1,000	1,124
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/46	7,000	7,921
Clifton TX Higher Education Finance Corp.
Revenue (International Leadership)	6.000%	8/15/38	6,500	7,239
Clifton TX Higher Education Finance Corp.
Revenue (International Leadership)	6.125%	8/15/48	14,000	15,565
Dallas TX Area Rapid Transit Sales Tax
Revenue	5.000%	12/1/31	7,500	9,765
Dallas TX Area Rapid Transit Sales Tax
Revenue	5.000%	12/1/41	8,000	9,303
Dallas TX Waterworks & Sewer System
Revenue	4.000%	10/1/33	5,065	5,812
Dallas TX Waterworks & Sewer System
Revenue	4.000%	10/1/34	5,175	5,909
Dallas-Fort Worth TX International Airport
Revenue	5.250%	11/1/26	2,000	2,318
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/35	7,085	7,376
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/35	3,780	3,936
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/38	21,305	22,808
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/38	7,085	7,372
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/42	16,940	18,131
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/42	10,000	10,703
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/43	11,000	11,448
Fort Worth TX GO	4.000%	3/1/32	4,520	5,123
Grand Parkway Transportation Corp. Texas
System Toll Revenue	5.250%	10/1/51	8,000	8,993

1 Grand Parkway Transportation Corp. Texas
System Toll Revenue, 5.450% coupon rate
effective 10/1/2023	0.000%	10/1/34	19,550	20,709
Harris County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Memorial
Hermann Healthcare System)	5.000%	12/1/31	8,000	8,821
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (YMCA of the Greater
Houston Area)	5.000%	6/1/38	2,500	2,666
Harris County TX GO	5.000%	8/15/34	1,670	2,000
Harris County TX GO	5.000%	8/15/35	5,015	5,983
Harris County TX Metropolitan Transit Authority
Sales & Use Tax Revenue	5.000%	11/1/36	8,500	9,170
Harris County TX Sports Authority Revenue	5.000%	11/15/31	500	569
Harris County TX Sports Authority Revenue	5.000%	11/15/32	500	568
Harris County TX Sports Authority Revenue	5.000%	11/15/34	1,100	1,244
Hays County TX Special Assessment Revenue	7.000%	9/15/45	4,500	4,681
Houston TX Airport System Revenue	5.000%	7/1/31	900	982
Houston TX Airport System Revenue	5.000%	7/1/32	5,000	5,447
Houston TX Airport System Special Facilities
Revenue (Continental Airlines Inc. Terminal
Improvement Projects)	4.750%	7/1/24	17,500	19,163
Houston TX Airport System Special Facilities
Revenue (Continental Airlines Inc. Terminal
Improvement Projects)	5.000%	7/1/29	13,150	14,723
Houston TX Airport System Special Facilities
Revenue (Continental Airlines Inc. Terminal
Improvement Projects)	6.500%	7/15/30	4,000	4,323
Jefferson TX Port of Port Arthur Navigation
District Revenue (Emerald Renewable Diesel
LLC) PUT	1.900%	10/3/19	40,000	40,013
Lower Colorado River Authority Texas
Transmission Contract Revenue (LCRA
Transmission Services Corp.)	5.000%	5/15/28	1,410	1,713
Lower Colorado River Authority Texas
Transmission Contract Revenue (LCRA
Transmission Services Corp.)	5.000%	5/15/29	1,035	1,254
Lower Colorado River Authority Texas
Transmission Contract Revenue (LCRA
Transmission Services Corp.)	5.000%	5/15/30	1,385	1,669
Lower Colorado River Authority Texas
Transmission Contract Revenue (LCRA
Transmission Services Corp.)	5.000%	5/15/45	9,500	10,845
Mesquite TX Health Facilities Development
Corp. Retirement Facility Revenue (Christian
Care Centers Inc. Project)	5.000%	2/15/30	1,000	1,063
Mesquite TX Health Facilities Development
Corp. Retirement Facility Revenue (Christian
Care Centers Inc. Project)	5.125%	2/15/42	2,750	2,836
New Hope TX Cultural Education Facilities
Finance Corp. First Mortgage Revenue
(Legacy Preparatory Charter Academy)	6.000%	8/15/37	3,500	3,746
New Hope TX Cultural Education Facilities
Finance Corp. First Mortgage Revenue
(Legacy Preparatory Charter Academy)	6.000%	8/15/47	3,500	3,703

New Hope TX Cultural Education Facilities
Finance Corp. First Mortgage Revenue
(Morningside Ministries Project)	6.500%	1/1/43	4,370	4,791
New Hope TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Children's
Health System of Texas Obligated Group)	4.000%	8/15/36	3,750	4,130
New Hope TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Children's
Health System of Texas Obligated Group)	4.000%	8/15/37	2,500	2,743
New Hope TX Cultural Education Facilities
Finance Corp. Retirement Facilities Revenue
(Legacy at Midtown Park Inc. Obligated
Group)	5.500%	7/1/54	9,180	9,611
New Hope TX Cultural Education Facilities
Finance Corp. Retirement Facilities Revenue
(Legacy at Willow Bend Retirement
Community Project)	5.000%	11/1/36	4,605	4,947
New Hope TX Cultural Education Facilities
Finance Corp. Retirement Facilities Revenue
(Legacy at Willow Bend Retirement
Community Project)	5.000%	11/1/46	3,000	3,189
New Hope TX Cultural Education Facilities
Finance Corp. Retirement Facilities Revenue
(Legacy at Willow Bend Retirement
Community Project)	5.000%	11/1/51	4,750	5,034
New Hope TX Cultural Education Facilities
Finance Corp. Retirement Facilities Revenue
(MRC Crestview Project)	5.000%	11/15/31	850	929
New Hope TX Cultural Education Facilities
Finance Corp. Retirement Facilities Revenue
(MRC Crestview Project)	5.000%	11/15/36	1,550	1,672
New Hope TX Cultural Education Facilities
Finance Corp. Retirement Facilities Revenue
(MRC Crestview Project)	5.000%	11/15/46	6,600	7,030
New Hope TX Cultural Education Facilities
Finance Corp. Retirement Facilities Revenue
(MRC Crestview Project)	5.500%	11/15/46	1,500	1,589
New Hope TX Cultural Education Facilities
Finance Corp. Retirement Facilities Revenue
(MRC Crestview Project)	5.500%	11/15/52	1,150	1,214
New Hope TX Cultural Education Facilities
Finance Corp. Retirement Facilities Revenue
(Westminster Manor Project)	5.000%	11/1/31	1,000	1,122
New Hope TX Cultural Education Facilities
Finance Corp. Retirement Facilities Revenue
(Westminster Manor Project)	5.000%	11/1/40	1,000	1,103
New Hope TX Cultural Education Facilities
Finance Corp. Student Housing Revenue
(Children's Health System of Texas Project)	4.000%	8/15/35	3,000	3,314
New Hope TX Cultural Education Facilities
Finance Corp. Student Housing Revenue
(Tarleton State University Project)	5.000%	4/1/35	1,500	1,627
New Hope TX Cultural Education Facilities
Finance Corp. Student Housing Revenue
(Tarleton State University Project)	5.000%	4/1/47	4,000	4,265

New Hope TX Cultural Education Facilities
Finance Corp. Student Housing Revenue
(Texas A&M University Project)	5.000%	7/1/35	4,200	3,932
New Hope TX Cultural Education Facilities
Finance Corp. Student Housing Revenue
(Texas A&M University Project)	5.000%	7/1/47	21,370	20,246
North East TX Regional Mobility Authority
Revenue	5.000%	1/1/41	5,860	6,592
North East TX Regional Mobility Authority
Revenue	5.000%	1/1/41	990	1,107
North East TX Regional Mobility Authority
Revenue	5.000%	1/1/46	7,700	8,612
North East TX Regional Mobility Authority
Revenue	5.000%	1/1/46	4,150	4,613
North Texas Tollway Authority System Revenue	5.000%	9/1/21 (Prere.)	7,000	7,548
North Texas Tollway Authority System Revenue	6.000%	9/1/21 (Prere.)	5,000	5,494
North Texas Tollway Authority System Revenue	6.250%	2/1/23	20,000	20,457
North Texas Tollway Authority System Revenue	6.000%	1/1/28	1,705	1,708
North Texas Tollway Authority System Revenue	5.000%	1/1/30	10,000	11,661
North Texas Tollway Authority System Revenue	5.000%	1/1/32	13,020	14,054
2 North Texas Tollway Authority System Revenue	4.000%	1/1/34	1,000	1,138
North Texas Tollway Authority System Revenue	5.000%	1/1/35	4,845	6,520
2 North Texas Tollway Authority System Revenue	4.000%	1/1/36	16,000	17,999
North Texas Tollway Authority System Revenue	5.000%	1/1/39	5,000	6,019
North Texas Tollway Authority System Revenue	5.000%	1/1/48	13,200	15,558
North Texas Tollway Authority System Revenue	5.000%	1/1/48	35,700	41,365
Red River TX Education Finance Corp. Revenue
(Edwards University Project)	5.000%	6/1/46	2,250	2,499
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.500%	8/1/20	1,180	1,224
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.500%	8/1/24	7,790	9,101
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.500%	8/1/25	1,000	1,192
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/47	4,755	5,585
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/48	30,000	33,024
San Antonio TX GO	4.000%	8/1/34	4,060	4,622
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Air Force
Villages Project)	5.000%	5/15/37	6,000	6,542
Tarrant County TX Cultural Education Facilities
Finance Corp. Retirement Facilities Revenue
(Buckner Senior Living Inc.)	4.500%	11/15/23	6,500	6,523
Tarrant County TX Cultural Education Facilities
Finance Corp. Retirement Facilities Revenue
(Buckner Senior Living Inc.)	6.750%	11/15/47	2,000	2,284
Tarrant County TX Cultural Education Facilities
Finance Corp. Retirement Facilities Revenue
(Buckner Senior Living Inc.)	6.750%	11/15/52	2,500	2,846
7 Tarrant County TX Cultural Education Facilities
Finance Corp. Retirement Facilities Revenue
(Corpus Christi, Mirador Senior Living Inc.)	4.125%	11/15/28	2,825	28
Tarrant County TX Cultural Education Facilities
Finance Corp. Retirement Facilities Revenue
(Stayton at Museum Way Project)	8.250%	11/15/44	3,000	2,850

Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (CHRISTUS Health)	5.000%	7/1/43	5,925	7,017
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/21	1,120	1,206
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/23	1,170	1,300
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/24	1,645	1,824
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/24	7,500	8,841
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/25	16,500	18,251
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/26	3,050	3,367
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/26	6,995	8,577
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/27	3,650	4,022
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/28	2,970	3,267
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/29	4,355	4,779
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/30	425	465
Texas Private Activity Surface Transportation
Corp. Revenue	7.500%	12/31/31	3,705	3,799
Texas Private Activity Surface Transportation
Corp. Revenue	7.500%	6/30/32	20,000	21,106
Texas Private Activity Surface Transportation
Corp. Revenue	7.500%	6/30/33	10,000	10,548
Texas Private Activity Surface Transportation
Corp. Revenue	7.000%	12/31/38	13,175	15,506
Texas Private Activity Surface Transportation
Corp. Revenue	6.875%	12/31/39	23,525	24,040
Texas Private Activity Surface Transportation
Corp. Revenue	7.000%	6/30/40	2,640	2,770
Texas Private Activity Surface Transportation
Corp. Revenue	6.750%	6/30/43	24,790	28,832
Texas Private Activity Surface Transportation
Corp. Revenue (Blueridge Transportation
Group)	5.000%	12/31/40	4,450	4,959
Texas Private Activity Surface Transportation
Corp. Revenue (Blueridge Transportation
Group)	5.000%	12/31/45	5,000	5,543
Texas Private Activity Surface Transportation
Corp. Revenue (Blueridge Transportation
Group)	5.000%	12/31/50	6,000	6,632
2 Texas Private Activity Surface Transportation
Corp. Revenue (NTE Mobility Partners)	5.000%	6/30/58	35,000	40,596
Texas Transportation Commission Revenue	0.000%	8/1/34	1,300	773
Texas Transportation Commission Revenue	0.000%	8/1/35	1,200	667
Texas Transportation Commission Revenue	0.000%	8/1/36	1,000	526
Texas Transportation Commission Revenue	5.000%	8/1/57	13,000	15,043
Texas Transportation Commission Turnpike
System Revenue	5.000%	8/15/33	6,280	7,106
Texas Transportation Commission Turnpike
System Revenue	5.000%	8/15/34	31,900	36,005

Texas Transportation Commission Turnpike
System Revenue	5.000%	8/15/37	17,925	20,090
Texas Water Development Board Revenue	4.000%	10/15/33	5,085	5,787
University of Houston Texas Revenue	5.000%	2/15/37	7,185	8,465
West Travis County TX Public Utility Agency
Revenue	4.000%	8/15/35 (15)	1,600	1,782
West Travis County TX Public Utility Agency
Revenue	4.000%	8/15/37 (15)	1,500	1,658
West Travis County TX Public Utility Agency
Revenue	4.000%	8/15/41 (15)	2,750	3,007
West Travis County TX Public Utility Agency
Revenue	4.000%	8/15/45 (15)	1,700	1,850
				1,073,315
Utah (0.9%)
Salt Lake City UT Airport Revenue	5.000%	7/1/42	16,000	18,706
Salt Lake City UT Airport Revenue	5.000%	7/1/47	28,000	32,510
Salt Lake City UT Airport Revenue	5.000%	7/1/48	8,500	10,013
Utah Associated Municipal Power Systems
Revenue (Horse Butte Wind Project)	5.000%	9/1/22 (Prere.)	4,475	4,989
Utah Associated Municipal Power Systems
Revenue (Horse Butte Wind Project)	5.000%	9/1/22 (Prere.)	3,700	4,125
Utah Associated Municipal Power Systems
Revenue (Horse Butte Wind Project)	5.000%	9/1/22 (Prere.)	4,685	5,223
Utah Associated Municipal Power Systems
Revenue (Horse Butte Wind Project)	5.000%	9/1/22 (Prere.)	3,500	3,902
Utah County UT Hospital Revenue (IHC Health
Services)	5.000%	5/15/41	16,500	19,268
Utah GO	5.000%	7/1/31	4,000	5,163
Utah GO	5.000%	7/1/32	2,600	3,340
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/22 (Prere.)	4,805	5,321
Utah Transit Authority Sales Tax Revenue	4.000%	12/15/29	1,265	1,432
Utah Transit Authority Sales Tax Revenue	4.000%	12/15/30	4,500	5,076
Utah Transit Authority Sales Tax Revenue	4.000%	12/15/31	4,000	4,493
Utah Transit Authority Sales Tax Revenue	5.000%	12/15/40 (15)	17,100	20,566
				144,127
Vermont (0.2%)
2 University of Vermont & State Agricultural
College GO	5.000%	10/1/35	1,350	1,796
2 University of Vermont & State Agricultural
College GO	5.000%	10/1/36	1,375	1,842
Vermont Educational & Health Buildings
Financing Agency Revenue (Champlain
College Project)	5.000%	10/15/41	6,800	7,636
Vermont Educational & Health Buildings
Financing Agency Revenue (Champlain
College Project)	5.000%	10/15/46	5,800	6,473
Vermont Educational & Health Buildings
Financing Agency Revenue (University of
Vermont Health Network)	5.000%	12/1/37	1,500	1,750
Vermont Educational & Health Buildings
Financing Agency Revenue (University of
Vermont Health Network)	5.000%	12/1/38	1,785	2,077
Vermont Educational & Health Buildings
Financing Agency Revenue (University of
Vermont Health Network)	5.000%	12/1/39	1,130	1,312
Vermont Housing Finance Agency Revenue	4.125%	11/1/42	560	569

Vermont Student Assistance Corp. Education
Loan Revenue	5.000%	6/15/25	1,010	1,182
Vermont Student Assistance Corp. Education
Loan Revenue	5.000%	6/15/26	1,375	1,635
Vermont Student Assistance Corp. Education
Loan Revenue	5.000%	6/15/27	850	1,005
Vermont Student Assistance Corp. Education
Loan Revenue	5.000%	6/15/28	1,325	1,559
Vermont Student Assistance Corp. Education
Loan Revenue	4.000%	6/15/31	1,250	1,330
Vermont Student Assistance Corp. Education
Loan Revenue	4.000%	6/15/32	1,250	1,325
4 Vermont Student Assistance Corp. Education
Loan Revenue, 3M USD LIBOR + 3.000%	5.332%	12/3/35	6,215	6,484
				37,975
Virgin Islands (0.1%)
Virgin Islands Port Authority Marine Revenue	5.000%	9/1/29	3,500	3,465
Virgin Islands Port Authority Marine Revenue	5.000%	9/1/33	4,695	4,577
Virgin Islands Port Authority Marine Revenue	5.000%	9/1/44	5,410	5,004
Virgin Islands Public Finance Authority Revenue	5.000%	9/1/30	5,000	5,549
Virgin Islands Public Finance Authority Revenue	5.000%	9/1/33	3,000	3,290
				21,885
Virginia (2.0%)
Alexandria VA Redevelopment & Housing
Authority Multi-Family Housing Mortgage
Revenue (Portals West Apartment)	8.250%	4/1/32 (ETM)	385	538
Chesapeake Bay VA Bridge & Tunnel District
Revenue	5.000%	7/1/51	13,500	15,338
1 Chesapeake VA Toll Road Revenue, 4.875%
coupon rate effective 7/15/2023	0.000%	7/15/40	7,800	7,550
Chesterfield County VA Economic Development
Authority Retirement Facilities Revenue
(Brandermill Woods Project)	5.125%	1/1/43	4,750	4,875
Fairfax County VA Industrial Development
Authority Health Care Revenue (Inova Health
System Obligated Group)	4.000%	5/15/48	5,000	5,426
Farmville VA Industrial Development Authority
Revenue (Longwood University Student
Project)	5.000%	1/1/38	5,280	6,042
Farmville VA Industrial Development Authority
Revenue (Longwood University Student
Project)	5.000%	1/1/43	3,900	4,406
Fredericksburg VA Economic Development
Authority Hospital Facilities Revenue (Mary
Washington Healthcare Obligated Group)	5.000%	6/15/29	1,425	1,638
Fredericksburg VA Economic Development
Authority Hospital Facilities Revenue (Mary
Washington Healthcare Obligated Group)	5.000%	6/15/30	2,000	2,294
Fredericksburg VA Economic Development
Authority Hospital Facilities Revenue (Mary
Washington Healthcare Obligated Group)	5.000%	6/15/31	1,155	1,323
Fredericksburg VA Economic Development
Authority Hospital Facilities Revenue (Mary
Washington Healthcare Obligated Group)	5.000%	6/15/33	1,000	1,138

Hanover County VA Economic Development
Authority Residential Care Facility Revenue
(Covenant Woods)	5.000%	7/1/42	5,550	5,746
Hanover County VA Economic Development
Authority Residential Care Facility Revenue
(Covenant Woods)	5.000%	7/1/48	1,435	1,549
Hanover County VA Economic Development
Authority Residential Care Facility Revenue
(Covenant Woods)	5.000%	7/1/51	1,690	1,821
Lexington VA Industrial Development Authority
Residential Care Facility Revenue (Kendall at
Lexington Corp.)	4.000%	1/1/31	750	793
Newport News VA Economical Development
Authority Residential Care Facilities Revenue	5.000%	12/1/31	5,000	5,491
Newport News VA Economical Development
Authority Residential Care Facilities Revenue	5.000%	12/1/38	10,000	10,756
5 Newport News VA Industrial Development
Authority Health System Revenue	5.330%	7/1/45	17,000	18,498
Norfolk VA GO	5.000%	8/1/29	4,250	5,481
Norfolk VA GO	5.000%	8/1/30	4,460	5,712
Norfolk VA Redevelopment & Housing Authority
Revenue (Fort Norfolk Retirement Community
Inc.)	5.000%	1/1/49	2,500	2,694
Norfolk VA Redevelopment & Housing Authority
Revenue (Fort Norfolk Retirement Community
Inc.)	5.250%	1/1/54	3,400	3,683
Peninsula VA Town Center Community
Development Authority Revenue	5.000%	9/1/45	2,300	2,492
Prince William County VA Industrial
Development Agency Revenue (Westminster
Presbyterian Retirement Community Inc.)	5.000%	1/1/31	1,700	1,933
Prince William County VA Industrial
Development Agency Revenue (Westminster
Presbyterian Retirement Community Inc.)	5.000%	1/1/37	1,000	1,120
Prince William County VA Industrial
Development Agency Revenue (Westminster
Presbyterian Retirement Community Inc.)	5.000%	1/1/46	4,000	4,423
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/26	2,150	2,639
Virginia College Building Authority Educational
Facilities Revenue (Marymount University
Project)	5.250%	7/1/30	1,000	1,108
Virginia College Building Authority Educational
Facilities Revenue (Marymount University
Project)	5.000%	7/1/35	1,295	1,399
Virginia College Building Authority Educational
Facilities Revenue (Marymount University
Project)	5.250%	7/1/35	2,000	2,186
Virginia College Building Authority Educational
Facilities Revenue (Marymount University
Project)	5.000%	7/1/45	1,755	1,865
Virginia College Building Authority Educational
Facilities Revenue (Marymount University
Project)	5.000%	7/1/45	8,000	8,504
Virginia Commonwealth Transportation Board
Revenue	4.000%	5/15/33	11,465	13,010

Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/31	6,985	8,804
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/32	7,340	9,213
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/33	7,715	9,650
Virginia Small Business Financing Authority
Revenue (Elizabeth River Crossings Project)	5.250%	1/1/32	12,670	13,826
Virginia Small Business Financing Authority
Revenue (Elizabeth River Crossings Project)	6.000%	1/1/37	12,310	13,636
Virginia Small Business Financing Authority
Revenue (Elizabeth River Crossings Project)	5.500%	1/1/42	13,350	14,512
Virginia Small Business Financing Authority
Revenue (Express Lanes LLC)	5.000%	7/1/34	11,500	12,298
Virginia Small Business Financing Authority
Revenue (Express Lanes LLC)	5.000%	7/1/34	15,000	16,041
Virginia Small Business Financing Authority
Revenue (Express Lanes LLC)	5.000%	1/1/44	2,000	2,123
Virginia Small Business Financing Authority
Revenue (Express Lanes LLC)	5.000%	7/1/49	5,000	5,302
Virginia Small Business Financing Authority
Revenue (Transform 66 P3 Project)	5.000%	12/31/56	51,075	57,759
				316,635
Washington (1.3%)
Chelan County WA Public Utility District No. 1
Consolidated System Revenue (Chelan
Hydro)	5.500%	7/1/26	4,000	4,302
Port of Seattle WA Revenue	5.000%	9/1/25	3,000	3,223
2 Port of Seattle WA Revenue	5.000%	4/1/26	4,165	5,050
Port of Seattle WA Revenue	5.000%	5/1/26	900	1,093
2 Port of Seattle WA Revenue	5.000%	4/1/27	6,835	8,424
Port of Seattle WA Revenue	5.000%	5/1/29	4,000	4,896
Port of Seattle WA Revenue	5.000%	5/1/30	9,215	11,212
Port of Seattle WA Revenue	5.000%	5/1/31	8,000	9,678
Port of Seattle WA Revenue	5.000%	4/1/33	2,500	2,852
Port of Seattle WA Revenue	5.000%	5/1/33	5,500	6,586
Port of Seattle WA Revenue	5.000%	5/1/34	2,500	2,983
Port of Seattle WA Revenue	5.000%	4/1/35	6,150	6,966
Port of Seattle WA Revenue	5.000%	5/1/35	3,680	4,362
Port of Seattle WA Revenue	5.000%	5/1/35	10,000	11,854
Port of Seattle WA Revenue	5.000%	4/1/40	5,000	5,596
Port of Tacoma WA Revenue	5.000%	12/1/37	8,835	10,346
Port of Tacoma WA Revenue	5.000%	12/1/38	9,275	10,835
Snohomish County WA School District No. 4
(Lake Stevens) GO	4.000%	12/1/29	1,785	2,039
Tobacco Settlement Authority Washington
Revenue	5.250%	6/1/31	5,000	5,132
Washington GO	5.000%	2/1/39	19,435	22,476
Washington Health Care Facilities Authority
Revenue (Central Washington Health
Services Association)	5.000%	7/1/39	4,500	5,037
Washington Health Care Facilities Authority
Revenue (Seattle Cancer Care Alliance)	5.000%	3/1/38	5,510	6,175
Washington Higher Education Facilities
Authority Revenue (Seattle University Project)	4.000%	5/1/37	4,735	5,100
Washington Higher Education Facilities
Authority Revenue (Seattle University Project)	4.000%	5/1/38	4,720	5,070

Washington Higher Education Facilities
Authority Revenue (Whitworth University
Project)	5.000%	10/1/40	4,040	4,544
Washington Housing Finance Commission Multi-
Family Housing Revenue (Heron's Key
Obligated Group)	6.750%	7/1/35	820	883
Washington Housing Finance Commission Multi-
Family Housing Revenue (Heron's Key
Obligated Group)	7.000%	7/1/45	2,000	2,143
Washington Housing Finance Commission Multi-
Family Housing Revenue (Heron's Key
Obligated Group)	7.000%	7/1/50	2,000	2,138
Washington Housing Finance Commission Multi-
Family Housing Revenue (Presbyterian
Retirement Communities Northwest Obligated
Group)	5.000%	1/1/36	2,125	2,326
Washington Housing Finance Commission Multi-
Family Housing Revenue (Presbyterian
Retirement Communities Northwest Obligated
Group)	5.000%	1/1/46	4,500	4,865
Washington Housing Finance Commission Multi-
Family Housing Revenue (Presbyterian
Retirement Communities Northwest Obligated
Group)	5.000%	1/1/51	7,300	7,874
Washington Housing Finance Commission
Revenue (Wesley Homes Lea Hill Project)	5.000%	7/1/31	1,910	2,053
Washington Housing Finance Commission
Revenue (Wesley Homes Lea Hill Project)	5.000%	7/1/36	1,100	1,169
Washington Housing Finance Commission
Revenue (Wesley Homes Lea Hill Project)	5.000%	7/1/41	1,100	1,162
Washington Housing Finance Commission
Revenue (Wesley Homes Lea Hill Project)	5.000%	7/1/46	2,500	2,634
Washington Housing Finance Commission
Revenue (Wesley Homes Lea Hill Project)	5.000%	7/1/51	3,800	3,992
				197,070
West Virginia (0.5%)
Harrison County WV County Commission
Revenue (Monongahela Power Company)
PUT	3.000%	10/15/21	10,000	10,055
5 Monongalia County WV Commission Special
District Excise Tax Revenue (Monongalia
County Commission Special District)	4.500%	6/1/27	2,000	2,089
West Virginia Economic Development Authority
Solid Waste Facilities Disposal Revenue
(Appalachian Power Co. - Amos Project)	5.375%	12/1/38	2,500	2,617
West Virginia Hospital Finance Authority
Hospital Revenue (Cabell Huntington Hospital
Inc.)	4.125%	1/1/47	4,980	5,254
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.)	5.625%	9/1/32	6,000	6,021
West Virginia Hospital Finance Authority
Hospital Revenue (United Health System
Obligated Group)	5.375%	6/1/38	5,130	5,748
West Virginia Hospital Finance Authority
Hospital Revenue (United Health System
Obligated Group)	5.500%	6/1/44	5,000	5,611

West Virginia Hospital Finance Authority
Hospital Revenue (United Health System
Obligated Group)	4.000%	6/1/51	7,500	7,966
West Virginia Hospital Finance Authority
Hospital Revenue (United Health System
Obligated Group)	5.000%	6/1/52	7,500	8,689
West Virginia Hospital Finance Authority
Hospital Revenue (Valley Health System
Obligated Group)	5.000%	1/1/44	2,000	2,226
West Virginia Hospital Finance Authority
Hospital Revenue (Valley Health System
Obligated Group)	5.000%	1/1/44	2,250	2,439
West Virginia Hospital Finance Authority
Hospital Revenue (West Virginia University
Health System Obligated Group)	5.000%	6/1/47	6,985	8,052
West Virginia Parkways Authority Turnpike Toll
Revenue	5.000%	6/1/39	1,135	1,383
West Virginia Parkways Authority Turnpike Toll
Revenue	5.000%	6/1/43	5,250	6,348
West Virginia State School Building Authority
Lottery Revenue	3.000%	7/1/33	1,540	1,599
				76,097
Wisconsin (2.2%)
Middleton Cross Plains WI Area School District
GO	4.000%	3/1/31	4,480	5,113
Middleton Cross Plains WI Area School District
GO	4.000%	3/1/32	4,880	5,534
Monona Grove WI School District Building &
Improvement GO	3.000%	5/1/33 (4)	4,075	4,257
Platteville WI Redevelopment Authority Revenue
(Platteville Real Estate)	5.000%	7/1/42	3,000	3,108
2 Public Finance Authority WI Retirement
Community Revenue (Evergreens Obligated
Group)	5.000%	11/15/44	1,750	1,995
2 Public Finance Authority WI Retirement
Community Revenue (Evergreens Obligated
Group)	5.000%	11/15/49	1,400	1,591
Wisconsin Health & Educational Facilities
Authority Revenue (Agnesian HealthCare Inc.)	5.500%	7/1/20 (Prere.)	5,675	5,898
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)	5.625%	4/15/20 (Prere.)	10,810	11,148
Wisconsin Health & Educational Facilities
Authority Revenue (Benevolent Corp. Cedar
Community)	5.000%	6/1/37	1,110	1,193
Wisconsin Health & Educational Facilities
Authority Revenue (Benevolent Corp. Cedar
Community)	5.000%	6/1/41	955	1,019
Wisconsin Health & Educational Facilities
Authority Revenue (Children's Hospital of
Wisconsin Inc.)	5.375%	2/15/20 (Prere.)	5,000	5,113
Wisconsin Health & Educational Facilities
Authority Revenue (Children's Hospital of
Wisconsin Inc.)	4.000%	8/15/36	4,715	5,157
Wisconsin Health & Educational Facilities
Authority Revenue (Children's Hospital of
Wisconsin Inc.)	4.000%	8/15/37	5,905	6,431

Wisconsin Health & Educational Facilities
Authority Revenue (Gundersen Lutheran)	5.250%	10/15/39	6,765	7,224
Wisconsin Health & Educational Facilities
Authority Revenue (Marquette University)	5.000%	10/1/46	20,425	23,722
Wisconsin Health & Educational Facilities
Authority Revenue (Ministry Health Care Inc.)	5.000%	8/15/22 (Prere.)	5,500	6,123
Wisconsin Health & Educational Facilities
Authority Revenue (ProHealth Care Obligated
Group)	5.000%	8/15/39	20,000	22,141
Wisconsin Health & Educational Facilities
Authority Revenue (Senior Housing Inc.)	5.250%	8/1/48	10,000	10,392
Wisconsin Health & Educational Facilities
Authority Revenue (ThedaCare Inc. Obligated
Group)	5.000%	12/15/34	9,300	10,588
Wisconsin Health & Educational Facilities
Authority Revenue (ThedaCare Inc. Obligated
Group)	5.000%	12/15/44	3,155	3,540
Wisconsin Public Finance Authority Airport
Facilities Revenue (AFCO Investors II
Portfolio)	5.000%	10/1/23	5,600	5,758
Wisconsin Public Finance Authority Airport
Facilities Revenue (TRIPS Obligated Group)	5.000%	7/1/22	5,815	6,170
Wisconsin Public Finance Authority Airport
Facilities Revenue (TRIPS Obligated Group)	5.250%	7/1/28	12,000	13,076
Wisconsin Public Finance Authority Airport
Facilities Revenue (TRIPS Obligated Group)	5.250%	7/1/28	3,050	3,350
Wisconsin Public Finance Authority Airport
Facilities Revenue (TRIPS Obligated Group)	5.000%	7/1/42	6,825	7,278
Wisconsin Public Finance Authority Airport
Facilities Revenue (TRIPS Obligated Group)	5.000%	7/1/42	4,500	4,792
Wisconsin Public Finance Authority CCRC
Revenue (Glenridge on Palmer Ranch Inc.
Project)	8.250%	6/1/46	14,500	16,087
Wisconsin Public Finance Authority Education
Revenue (North Carolina Leadership
Academy)	4.000%	6/15/29	650	672
Wisconsin Public Finance Authority Education
Revenue (North Carolina Leadership
Academy)	5.000%	6/15/39	820	867
Wisconsin Public Finance Authority Education
Revenue (North Carolina Leadership
Academy)	5.000%	6/15/49	1,040	1,092
Wisconsin Public Finance Authority Education
Revenue (North Carolina Leadership
Academy)	5.000%	6/15/54	1,365	1,422
Wisconsin Public Finance Authority Education
Revenue (Wilson Preparatory Academy)	5.000%	6/15/39	500	520
Wisconsin Public Finance Authority Education
Revenue (Wilson Preparatory Academy)	5.000%	6/15/49	1,100	1,136
Wisconsin Public Finance Authority Exempt
Facilities Revenue (National Gypsum Co.)	5.250%	4/1/30	10,000	10,998
Wisconsin Public Finance Authority Exempt
Facilities Revenue (National Gypsum Co.)	4.000%	8/1/35	7,000	7,216
Wisconsin Public Finance Authority Exempt
Facilities Revenue (Wingate University)	5.250%	10/1/43	3,100	3,552
Wisconsin Public Finance Authority Exempt
Facilities Revenue (Wingate University)	5.250%	10/1/48	3,225	3,680

Wisconsin Public Finance Authority Higher
Educational Facilities Revenue (Gannon
University Project)	5.000%	5/1/42	1,100	1,223
Wisconsin Public Finance Authority Higher
Educational Facilities Revenue (Gannon
University Project)	5.000%	5/1/47	1,100	1,220
Wisconsin Public Finance Authority Hospital
Revenue (Renown Regional Medical Center)	5.000%	6/1/31	3,000	3,479
Wisconsin Public Finance Authority Hospital
Revenue (Renown Regional Medical Center)	5.000%	6/1/32	4,745	5,482
Wisconsin Public Finance Authority Hospital
Revenue (WakeMed Hospital)	5.000%	10/1/44	12,500	14,826
Wisconsin Public Finance Authority Retirement
Facilities First Mortgage Revenue
(Whitestone)	5.000%	3/1/37	625	685
Wisconsin Public Finance Authority Retirement
Facilities First Mortgage Revenue
(Whitestone)	5.000%	3/1/52	1,800	1,943
Wisconsin Public Finance Authority Revenue
(American Dream at the Meadowlands
Project)	6.250%	8/1/27	10,000	11,366
Wisconsin Public Finance Authority Revenue
(Bancroft NeuroHealth Obligated Group)	5.000%	6/1/22	1,425	1,502
Wisconsin Public Finance Authority Revenue
(Bancroft NeuroHealth Obligated Group)	5.000%	6/1/23	1,000	1,066
Wisconsin Public Finance Authority Revenue
(Bancroft NeuroHealth Obligated Group)	5.000%	6/1/36	1,500	1,557
Wisconsin Public Finance Authority Revenue
(Bancroft NeuroHealth Obligated Group)	5.125%	6/1/48	5,000	5,182
Wisconsin Public Finance Authority Revenue
(Celanese Corp.)	4.300%	11/1/30	7,210	7,611
Wisconsin Public Finance Authority Revenue
(Church Home of Hartford Inc.)	5.000%	9/1/38	4,050	4,265
Wisconsin Public Finance Authority Revenue
(Maryland Proton Treatment Center LLC)	6.375%	1/1/48	3,000	3,216
Wisconsin Public Finance Authority Senior
Living Revenue (Mary's Woods at Marylhurst
Inc.)	3.950%	11/15/24	55	55
Wisconsin Public Finance Authority Senior
Living Revenue (Mary's Woods at Marylhurst
Inc.)	5.250%	5/15/37	1,000	1,107
Wisconsin Public Finance Authority Senior
Living Revenue (Mary's Woods at Marylhurst
Inc.)	5.250%	5/15/42	1,230	1,348
Wisconsin Public Finance Authority Senior
Living Revenue (Mary's Woods at Marylhurst
Inc.)	5.250%	5/15/47	1,225	1,337
Wisconsin Public Finance Authority Senior
Living Revenue (Mary's Woods at Marylhurst
Inc.)	5.250%	5/15/52	2,300	2,505
Wisconsin Public Finance Authority Special
Facility Revenue (Million Air Two LLC
Obligation Group)	7.125%	6/1/41	28,700	31,986
Wisconsin Public Finance Authority Student
Housing Revenue (Beyond Boone LLC -
Appalachian State University Project)	5.000%	7/1/54 (4)	1,700	1,959

Wisconsin Public Finance Authority Student
Housing Revenue (Beyond Boone LLC -
Appalachian State University Project)	5.000%	7/1/58 (4)	2,000	2,248
Wisconsin Public Finance Authority Student
Housing Revenue (Western Carolina
University Project)	5.250%	7/1/47	3,250	3,492
				339,613
Total Tax-Exempt Municipal Bonds (Cost $13,888,302)				14,753,938
			Shares
Temporary Cash Investment (4.9%)
Money Market Fund (4.9%)
8 Vanguard Municipal Cash Management Fund
(Cost $754,517)	1.449%		7,544,630	754,538
Total Investments (100.3%) (Cost $14,642,819)				15,508,476
Other Assets and Liabilities—Net (0.3%)				(51,131)
Net Assets (100%)				15,457,345

1 Step bond.
2 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of
July 31, 2019.
3 Securities with a value of $3,291,000 have been segregated as initial margin for open futures contracts.
4 Adjustable-rate security; rate shown is effective rate at period end. Certain adjustable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
5 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2019, the aggregate value of these securities was $180,537,000, representing 1.2% of net assets.
6 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
7 Non-income-producing security—security in default.
8 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
CMT - Constant Maturing Treasury Rate.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
LIBOR - London Interbank Offered Rate.
PILOT - Payments in Lieu of Taxes.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
SIFMA - Securities Industry and Financial Markets Association.
TAN - Tax Anticipation Note.

High-Yield Tax-Exempt Fund

TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
(18) SBLF (Michigan School Bond Loan Fund).
(19) TPSF (Texas Permanent School Fund).
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
($000)
Value and
		Number of	Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	September 2019	6,257	1,341,540	264

High-Yield Tax-Exempt Fund

Short Futures Contracts
10-Year U.S. Treasury Note	September 2019	(1,172)	(149,338)	(319)
5-Year U.S. Treasury Note	September 2019	(882)	(103,683)	136
30-Year U.S. Treasury Bond	September 2019	(120)	(18,671)	(124)
Ultra-Long U.S. Treasury Bond	September 2019	(97)	(17,224)	(89)
				(396)
				(132)

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system
(which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

High-Yield Tax-Exempt Fund

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of July
31, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds		14,753,938	—
Temporary Cash Investments	754,538	—	—
Futures Contracts—Assets[1]	55	—	—
Futures Contracts—Liabilities[1]	(1,488)	—	—
Total	753,105	14,753,938	—
1 Represents variation margin on the last day of the reporting period.